Vanguard® High-Yield Tax-Exempt Fund
Schedule of Investments (unaudited)
As of January 31, 2021
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Tax-Exempt Municipal Bonds (95.5%)
Alabama (1.1%)
	Birmingham AL GO	5.000%	3/1/40	3,010	3,565
	Birmingham AL GO	5.000%	3/1/45	4,050	4,787
	Birmingham AL GO, Prere.	5.000%	3/1/23	2,500	2,752
	Black Belt Energy Gas District Natural Gas Revenue (Project No. 4) PUT	4.000%	9/1/25	23,975	27,820
	Black Belt Energy Gas District Natural Gas Revenue (Project No. 5) PUT	4.000%	7/1/26	2,500	2,959
[1]	Black Belt Energy Gas District Natural Gas Revenue PUT	4.000%	4/1/22	3,000	3,149
	Houston County Health Care Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/30	6,785	7,900
	Huntsville Health Care Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/45	5,000	5,908
	Jefferson County AL Sales Tax Revenue	5.000%	9/15/26	3,200	3,981
	Jefferson County AL Sales Tax Revenue	5.000%	9/15/31	7,500	9,253
	Jefferson County AL Sales Tax Revenue	5.000%	9/15/35	2,850	3,477
	Jefferson County AL Sewer Revenue	6.000%	10/1/42	3,750	4,419
	Jefferson County AL Sewer Revenue	7.000%	10/1/51	34,230	41,228
	Jefferson County AL Sewer Revenue	6.500%	10/1/53	24,250	28,890
[2,3]	Jefferson County AL Sewer Revenue, 6.500% coupon rate effective 10/1/23	0.000%	10/1/38	7,520	7,572
	Montgomery Educational Building Authority College & University Revenue	5.000%	10/1/36	2,820	3,053
	Selma Industrial Development Board Industrial Revenue	5.375%	12/1/35	4,000	4,148
	Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 1) PUT	4.000%	1/1/24	5,370	5,934
	Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 2) PUT	4.000%	3/1/24	1,385	1,539
[4]	Tuscaloosa County IDA Industrial Revenue (Hunt Refining Project)	4.500%	5/1/32	2,000	2,261
	UAB Medicine Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/31	575	761
	UAB Medicine Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/33	1,865	2,444
	UAB Medicine Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/34	1,000	1,306
	UAB Medicine Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/35	1,000	1,303
	UAB Medicine Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/41	1,845	2,204
					182,613

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Alaska (0.1%)
	Anchorage AK Electric Power & Light Revenue, Prere.	5.000%	12/1/24	5,000	5,895
	Anchorage AK Electric Power & Light Revenue, Prere.	5.000%	12/1/24	5,000	5,894
	Northern Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	4.625%	6/1/23	305	310
					12,099
American Samoa (0.0%)
[4]	American Samoa Economic Development Authority Income Tax Revenue	7.125%	9/1/38	3,000	3,792
Arizona (1.1%)
	Arizona Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/34	8,250	8,583
[4]	Arizona IDA Charter School Aid Revenue	5.000%	7/15/39	1,325	1,508
[4]	Arizona IDA Charter School Aid Revenue	5.000%	12/15/40	920	1,038
[4]	Arizona IDA Charter School Aid Revenue	5.000%	7/1/49	2,110	2,395
[4]	Arizona IDA Charter School Aid Revenue	5.000%	7/15/49	1,675	1,881
[4]	Arizona IDA Charter School Aid Revenue	5.000%	7/15/50	2,365	2,654
[4]	Arizona IDA Charter School Aid Revenue	5.000%	12/15/50	1,500	1,665
[4]	Arizona IDA Charter School Aid Revenue	5.000%	7/1/54	2,500	2,826
[4]	Arizona IDA Charter School Aid Revenue (Cadence Campus Project)	4.000%	7/15/40	925	974
[4]	Arizona IDA Charter School Aid Revenue (Cadence Campus Project)	4.000%	7/15/50	2,000	2,077
[4]	Arizona IDA Charter School Aid Revenue (Lone Mountain Campus Project)	5.000%	12/15/39	400	440
[4]	Arizona IDA Charter School Aid Revenue (Lone Mountain Campus Project)	5.000%	12/15/49	700	761
	Arizona IDA Health, Hospital, Nursing Home Revenue	4.000%	9/1/46	2,750	3,164
[5]	Arizona IDA Local or Guaranteed Housing Revenue	4.000%	6/1/44	1,250	1,387
[5]	Arizona IDA Local or Guaranteed Housing Revenue	5.000%	6/1/49	1,375	1,651
[5]	Arizona IDA Local or Guaranteed Housing Revenue	5.000%	6/1/54	2,000	2,391
[5]	Arizona IDA Local or Guaranteed Housing Revenue	5.000%	6/1/58	1,500	1,791
[4]	Arizona IDA Recreational Revenue (Legacy Cares Inc. Project)	6.750%	7/1/30	10,000	10,636
[4]	Arizona IDA Recreational Revenue (Legacy Cares Inc. Project)	7.750%	7/1/50	27,410	29,532
	Arizona State University College & University Revenue	5.000%	7/1/43	3,000	3,656
	Glendale IDA Health, Hospital, Nursing Home Revenue (Beatitudes Campus Project)	5.000%	11/15/36	2,195	2,385
	Glendale IDA Health, Hospital, Nursing Home Revenue (Beatitudes Campus Project)	5.000%	11/15/40	2,500	2,701
	Glendale IDA Health, Hospital, Nursing Home Revenue (Beatitudes Campus Project)	5.000%	11/15/45	1,000	1,074
	Glendale IDA Health, Hospital, Nursing Home Revenue (Beatitudes Campus Project)	5.000%	11/15/53	6,370	6,873
	Glendale IDA Health, Hospital, Nursing Home Revenue (Terrace of Phoenix Project)	5.000%	7/1/33	250	268
	Glendale IDA Health, Hospital, Nursing Home Revenue (Terrace of Phoenix Project)	5.000%	7/1/38	750	797
	Glendale IDA Health, Hospital, Nursing Home Revenue (Terrace of Phoenix Project)	5.000%	7/1/48	2,430	2,547

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Maricopa County IDA Charter School Aid Revenue	5.000%	7/1/54	1,650	2,000
[4]	Maricopa County IDA Charter School Aid Revenue	5.000%	7/1/54	2,500	2,831
[4]	Maricopa County IDA College & University Revenue	5.000%	10/1/26	300	316
[4]	Maricopa County IDA College & University Revenue	5.125%	10/1/30	425	462
[4]	Maricopa County IDA College & University Revenue	5.250%	10/1/40	2,000	2,134
[4]	Maricopa County IDA College & University Revenue	5.500%	10/1/51	2,000	2,128
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/33	1,000	1,226
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/34	1,260	1,541
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/35	1,700	2,075
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/36	2,205	2,684
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	4.000%	7/1/44	4,500	5,217
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	4.000%	7/1/49	6,000	6,907
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/49	4,950	6,036
[4]	Pima Country IDA Charter School Aid Revenue	5.000%	6/15/47	8,650	8,816
[4]	Pima Country IDA Charter School Aid Revenue	5.000%	6/15/52	3,365	3,427
	Pima County AZ Community College District College & University Revenue	4.000%	7/1/37	1,000	1,176
	Pima County AZ Community College District College & University Revenue	4.000%	7/1/38	1,000	1,173
[4]	Pima County IDA Charter School Aid Revenue	4.125%	6/15/29	3,650	3,706
[4]	Pima County IDA Charter School Aid Revenue	5.000%	6/15/49	2,475	2,607
[4]	Pima County IDA Charter School Aid Revenue	5.000%	6/15/52	2,150	2,262
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	12/1/45	4,000	4,698
	Salt Verde Financial Corp. Natural Gas Revenue	5.250%	12/1/26	8,545	10,595
	Salt Verde Financial Corp. Natural Gas Revenue	5.250%	12/1/27	17,105	21,718
	Yavapai County IDA Health, Hospital, Nursing Home Revenue	4.000%	8/1/38	1,500	1,748
	Yavapai County IDA Resource Recovery Revenue PUT	2.200%	6/3/24	2,100	2,228
	Yavapai County IDA Resource Recovery Revenue PUT (Waste Management Inc. Project)	2.800%	6/1/21	350	353
					197,719
Arkansas (0.1%)
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/30	5,045	5,695
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/33	1,645	1,843
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/33	1,425	1,597
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/44	5,430	6,740
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/44	620	706

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/47	6,025	7,394
					23,975
California (8.3%)
[6]	Alameda Corridor Transportation Authority Transit Revenue	0.000%	10/1/30	1,000	866
[2]	Alameda Corridor Transportation Authority Transit Revenue	4.000%	10/1/35	3,750	4,273
[2]	Alameda Corridor Transportation Authority Transit Revenue	5.000%	10/1/35	4,030	4,779
[2]	Alameda Corridor Transportation Authority Transit Revenue	5.000%	10/1/36	2,240	2,644
[2]	Alameda Corridor Transportation Authority Transit Revenue	4.000%	10/1/37	1,500	1,669
	Alameda Corridor Transportation Authority Transit Revenue	5.000%	10/1/37	15,420	18,374
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/56	10,000	11,984
[2]	Beaumont Public Improvement Authority Lease Revenue	5.000%	9/1/43	5,000	5,986
[2]	Beaumont Public Improvement Authority Lease Revenue	5.000%	9/1/49	1,000	1,190
	California Community College Financing Authority Local or Guaranteed Housing Revenue	5.250%	5/1/48	4,000	4,278
[4]	California Community Housing Agency Local or Guaranteed Housing Revenue	5.000%	2/1/50	17,000	20,001
[4,7]	California Community Housing Agency Local or Guaranteed Housing Revenue	4.000%	2/1/56	5,250	5,727
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/49	1,000	1,185
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/49	1,125	1,339
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/49	1,250	1,567
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	0.000%	6/1/55	6,710	1,703
	California Educational Facilities Authority College & University Revenue	5.000%	4/1/42	2,620	3,081
	California Educational Facilities Authority College & University Revenue	5.000%	6/1/46	7,660	12,185
	California Educational Facilities Authority College & University Revenue	5.000%	5/1/49	2,100	3,422
	California Enterprise Development Authority Lease (Abatement) Revenue	4.000%	11/1/49	900	1,005
	California GO	4.000%	9/1/37	1,470	1,718
	California GO	3.000%	11/1/50	5,000	5,477
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/31	1,200	1,480
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/33	4,665	4,948
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/37	2,625	3,189
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/39	9,100	10,146
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/42	5,250	6,316
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	4/1/44	1,000	1,032
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/44	3,000	3,490

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/45	3,350	3,897
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/47	5,500	6,564
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/49	13,500	15,663
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/50	5,000	5,846
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/50	5,120	6,134
	California Infrastructure & Economic Development Bank Recreational Revenue	3.000%	7/1/50	3,750	3,899
[8]	California Infrastructure & Economic Development Bank Recreational Revenue PUT, SIFMA Municipal Swap Index Yield + 0.700%	0.740%	6/1/25	1,000	1,000
[4]	California Municipal Finance Authority Charter School Aid Revenue	5.000%	6/1/28	430	484
[4]	California Municipal Finance Authority Charter School Aid Revenue	5.000%	6/1/38	840	949
	California Municipal Finance Authority College & University Revenue	5.000%	4/1/28	1,135	1,309
	California Municipal Finance Authority College & University Revenue	5.000%	4/1/29	1,390	1,598
	California Municipal Finance Authority College & University Revenue	5.000%	4/1/35	2,000	2,251
[4]	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/39	2,050	2,323
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/42	5,665	6,647
[4]	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/46	5,000	5,566
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/47	5,000	5,821
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/47	4,565	5,175
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.250%	11/1/47	3,900	4,507
[4]	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/49	3,875	4,318
[4]	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/54	2,035	2,242
[4]	California Municipal Finance Authority Local or Guaranteed Housing Revenue (Claremont Colleges Project)	5.000%	7/1/52	2,090	2,334
[2]	California Municipal Finance Authority Port, Airport & Marina Revenue (Linxs APM Project)	4.000%	12/31/47	8,000	8,986
	California Municipal Finance Authority Resource Recovery Revenue (Waste Management Inc. Project) PUT	2.400%	7/3/29	1,250	1,401
	California Municipal Finance Authority Resource Recovery Revenue PUT	0.250%	3/1/21	5,000	5,000
[4]	California Pollution Control Financing Authority Resource Recovery Revenue PUT	0.200%	4/15/21	13,000	13,001
	California State Public Works Board Lease (Abatement) Revenue	5.000%	10/1/26	360	453
	California State Public Works Board Lease (Abatement) Revenue	5.000%	3/1/32	5,000	6,292
	California State Public Works Board Lease (Abatement) Revenue (Judicial Council Projects)	5.000%	3/1/34	7,380	8,073

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	4/1/31	10,305	12,230
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.500%	9/1/35	10,000	11,363
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	3/1/45	1,875	2,248
	California State University College & University Revenue	4.000%	11/1/38	5,560	6,431
	California State University College & University Revenue	4.000%	11/1/45	2,750	3,152
	California State University Local or Guaranteed Housing Revenue	3.000%	11/1/51	11,000	12,007
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/26	1,120	1,373
[4]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/36	15,650	18,106
[4]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/41	18,125	20,769
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/45	1,000	1,167
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/46	2,650	3,024
[4]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/46	3,000	3,412
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/48	3,000	3,031
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	3.000%	4/1/50	6,600	7,008
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/51	1,000	1,100
[4]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.250%	12/1/56	5,965	6,815
[4]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.500%	12/1/58	20,000	24,017
[4]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue (899 Charleston Project)	5.250%	11/1/44	2,000	2,092
[4]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue (899 Charleston Project)	5.375%	11/1/49	9,200	9,645
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/1/29	6,630	9,033
[4]	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.250%	7/1/39	2,550	2,849

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.250%	7/1/49	4,200	4,613
[4]	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.250%	7/1/52	1,450	1,589
	Corona-Norco Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/1/32	1,125	1,228
	Corona-Norco Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/1/35	585	637
[4]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	5.000%	1/1/54	6,500	7,656
[4,7]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	4.000%	8/1/56	17,450	19,290
	Department of Veterans Affairs Veteran's Farm & Home Purchase Program Local or Guaranteed Housing Revenue	3.000%	12/1/50	2,500	2,776
[2]	East Side Union High School District GO	3.000%	8/1/32	3,865	4,268
	El Camino Healthcare District GO	4.000%	8/1/35	4,290	4,953
	El Camino Healthcare District GO	4.000%	8/1/36	6,000	6,903
[5]	Elk Grove Finance Authority Special Tax Revenue	5.000%	9/1/38	1,465	1,719
	Fairfield Community Facilities District Special Tax Revenue	5.000%	9/1/39	500	593
	Fairfield Community Facilities District Special Tax Revenue	5.000%	9/1/44	1,000	1,167
	Fairfield Community Facilities District Special Tax Revenue	5.000%	9/1/49	1,600	1,855
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	6.500%	1/15/43	8,730	10,204
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	5.750%	1/15/46	18,000	20,388
[3]	Foothill-Eastern Transportation Corridor Agency Highway Revenue, 6.850% coupon rate effective 1/15/24	0.000%	1/15/42	6,000	7,175
[6]	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	0.000%	6/1/27	10,000	9,466
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/32	4,565	5,363
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/34	10,085	11,796
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/35	15,100	17,638
[5]	Hayward Unified School District GO	4.000%	8/1/43	18,500	21,689
[5]	Hayward Unified School District GO	4.000%	8/1/48	3,500	4,073
[2]	Hayward Unified School District GO	4.000%	8/1/50	5,000	5,899
	Irvine Unified School District Special Tax Revenue	5.000%	9/1/49	1,000	1,180
	Irvine Unified School District Special Tax Revenue	5.000%	3/1/57	7,285	8,555
	La Canada Unified School District GO	4.000%	8/1/49	1,000	1,171
	Lee Lake Public Financing Authority Special Tax Revenue	5.000%	9/1/32	3,500	3,853
	Lee Lake Public Financing Authority Special Tax Revenue	5.125%	9/1/35	2,350	2,583
	Long Beach CA Harbor Appropriations Revenue	5.000%	5/15/30	2,000	2,320
	Long Beach Unified School District GO	5.000%	8/1/35	7,225	8,874
	Los Angeles CA Unified School District GO	3.000%	7/1/45	4,600	4,976
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/41	7,000	8,763

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	4.000%	12/1/36	780	888
	Los Angeles County Sanitation Districts Financing Authority Sewer Revenue	4.000%	10/1/42	9,925	11,080
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/29	1,200	1,461
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/30	1,300	1,577
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/31	1,550	1,878
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/32	1,070	1,292
[7]	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/33	2,810	3,791
	Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/34	2,500	2,831
[7]	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/34	2,930	3,935
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/35	1,750	2,036
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/35	1,820	2,182
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/35	5,000	6,557
	Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/36	1,500	1,692
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/38	12,530	16,273
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/41	6,000	6,952
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/41	8,000	9,490
[7]	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/46	5,000	6,490
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.250%	5/15/48	2,795	3,473
	Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/50	5,000	5,847
[7]	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/51	5,500	7,099
	Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/43	18,280	23,204
	Los Angeles Department of Water Revenue	5.000%	7/1/46	1,355	1,608
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	4.000%	11/1/33	8,300	9,776
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	4.000%	11/1/34	6,345	7,460
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	4.000%	11/1/36	2,575	3,014
	Los Angeles Regional Airports Improvement Corp. Port, Airport & Marina Revenue	5.000%	1/1/32	4,000	4,153
[5]	Mountain House Public Financing Authority Lease Revenue	4.000%	12/1/43	1,965	2,311
[5]	Mountain House Public Financing Authority Lease Revenue	4.000%	12/1/55	4,930	5,728
	Norman Y Mineta San Jose International Airport SJC Port, Airport & Marina Revenue	5.000%	3/1/31	2,055	2,525
	Norman Y Mineta San Jose International Airport SJC Port, Airport & Marina Revenue	5.000%	3/1/32	1,500	1,838
	Norman Y Mineta San Jose International Airport SJC Port, Airport & Marina Revenue	5.000%	3/1/33	1,500	1,834

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Norman Y Mineta San Jose International Airport SJC Port, Airport & Marina Revenue	5.000%	3/1/34	1,500	1,830
	Norman Y Mineta San Jose International Airport SJC Port, Airport & Marina Revenue	5.000%	3/1/35	2,520	3,071
	Norman Y Mineta San Jose International Airport SJC Port, Airport & Marina Revenue	5.000%	3/1/36	2,230	2,713
	Norman Y Mineta San Jose International Airport SJC Port, Airport & Marina Revenue	5.000%	3/1/37	2,515	3,054
	Norman Y Mineta San Jose International Airport SJC Port, Airport & Marina Revenue	5.000%	3/1/47	5,000	5,996
	Norwalk-La Mirada Unified School District GO	4.000%	8/1/47	1,100	1,285
	Oakland Unified School District/Alameda County GO	5.000%	8/1/32	1,000	1,187
	Oakland Unified School District/Alameda County GO, Prere.	5.500%	8/1/22	3,000	3,236
[9]	Palomar Health GO	0.000%	8/1/33	8,805	6,933
	Palomar Health GO	4.000%	8/1/35	4,000	4,465
[9]	Palomar Health GO	7.000%	8/1/38	10,740	15,486
	Palomar Health Health, Hospital, Nursing Home Revenue	5.000%	11/1/28	3,500	4,149
	Palomar Health Health, Hospital, Nursing Home Revenue	5.000%	11/1/29	4,605	5,429
	Palomar Health Health, Hospital, Nursing Home Revenue	5.000%	11/1/30	3,335	3,917
	Palomar Health Health, Hospital, Nursing Home Revenue	5.000%	11/1/31	2,485	2,909
[5]	Paramount Unified School District GO	3.000%	8/1/50	2,000	2,164
	Peralta Community College District GO	4.000%	8/1/39	5,000	5,571
	Peralta Community College District GO	4.000%	8/1/39	7,205	8,027
[2]	Pomona Unified School District GO	4.000%	8/1/45	3,640	4,135
[7]	Port of Oakland Port, Airport & Marina Revenue	5.000%	5/1/28	2,400	3,074
[7]	Port of Oakland Port, Airport & Marina Revenue	5.000%	5/1/29	2,300	3,005
[7]	Port of Oakland Port, Airport & Marina Revenue	5.000%	11/1/29	2,250	2,958
[5]	Poway Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/1/31	3,700	4,462
[5]	Poway Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/1/32	2,455	2,958
[5]	Poway Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/1/34	2,955	3,547
[10]	Rancho Cucamonga Redevelopment Agency Successor Agency Tax Allocation Revenue (Rancho Redevelopment Project)	4.000%	9/1/31	2,000	2,288
[10]	Rancho Cucamonga Redevelopment Agency Successor Agency Tax Allocation Revenue (Rancho Redevelopment Project)	4.000%	9/1/32	3,205	3,654
[10]	Rancho Cucamonga Redevelopment Agency Successor Agency Tax Allocation Revenue (Rancho Redevelopment Project)	4.000%	9/1/34	2,155	2,426
	Riverside County Transportation Commission Highway Revenue	0.000%	6/1/42	13,000	7,132
	Riverside County Transportation Commission Highway Revenue	0.000%	6/1/43	6,500	3,433
	Roseville Natural Gas Financing Authority Natural Gas Revenue	5.000%	2/15/21	425	426
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/31	2,000	2,500
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/34	5,675	6,996
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/36	6,000	7,359

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/41	2,525	3,042
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/41	6,000	7,159
[2]	San Bernardino City Unified School District GO	3.000%	8/1/44	11,000	11,936
	San Bernardino County CA (Capital Facilities Projects) COP, ETM	6.875%	8/1/24	20,845	23,591
	San Diego CA Unified School District GO	0.000%	7/1/30	15,000	13,464
	San Diego CA Unified School District GO	3.000%	7/1/50	2,500	2,740
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/32	1,400	1,730
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/34	1,000	1,230
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/35	500	614
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/35	1,000	1,269
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/36	1,000	1,225
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	4.000%	7/1/44	3,000	3,446
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/47	2,750	3,322
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/49	2,500	3,075
	San Diego Tobacco Settlement Tobacco Settlement Revenue Funding Corp. Tobacco Settlement Funded Revenue	4.000%	6/1/32	1,105	1,215
[1,4]	San Francisco CA City & County Multi-Family Housing Revenue TOB VRDO	0.620%	2/4/21	25,000	25,000
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/50	6,145	7,717
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/31	645	679
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.250%	5/1/33	10,000	10,995
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/36	10,000	12,719
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/37	10,000	12,933
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/38	7,335	9,460
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	4.000%	5/1/39	2,725	3,260
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/39	2,500	2,815
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	4.000%	5/1/40	1,400	1,671
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/43	4,525	5,547
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/47	5,000	6,032

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/48	9,320	11,341
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/49	67,525	83,591
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/50	23,975	29,641
	San Francisco City & County Redevelopment Agency Successor Agency Special Tax Revenue	5.000%	8/1/28	1,510	1,603
	San Francisco City & County Redevelopment Agency Successor Agency Special Tax Revenue	5.000%	8/1/30	1,000	1,057
	San Francisco City & County Redevelopment Agency Successor Agency Special Tax Revenue	5.000%	8/1/33	1,335	1,407
[4]	San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay Redevelopment Project)	3.000%	8/1/21	2,500	2,528
[4]	San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay Redevelopment Project)	0.000%	8/1/23	2,000	1,814
[4]	San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay Redevelopment Project)	0.000%	8/1/26	3,000	2,349
[4]	San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay Redevelopment Project)	0.000%	8/1/31	6,000	3,658
[4]	San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay Redevelopment Project)	0.000%	8/1/43	9,000	2,991
	San Francisco City & County Redevelopment Financing Authority Tax Allocation Revenue, Prere.	7.000%	2/1/21	1,500	1,500
	San Francisco Unified School District GO	3.000%	6/15/37	14,205	15,600
[10]	San Joaquin Hills Transportation Corridor Agency Highway Revenue	0.000%	1/15/24	2,000	1,906
[10]	San Joaquin Hills Transportation Corridor Agency Highway Revenue	0.000%	1/15/25	15,910	14,879
	San Mateo CA Special Tax Revenue	5.000%	9/1/42	2,000	2,104
	San Mateo Joint Powers Financing Authority Lease (Abatement) Revenue (Capital Projects)	4.000%	7/15/52	6,030	6,870
	Santa Clara County Financing Authority Lease (Abatement) Revenue	4.000%	5/15/32	11,300	12,855
[5]	Stockton Public Financing Authority Special Tax Revenue	4.000%	9/2/31	1,000	1,163
[11]	Ukiah CA Unified School District GO	0.000%	8/1/31	9,245	7,765
	University of California College & University Revenue	4.000%	5/15/34	5,000	5,551
	University of California College & University Revenue	5.000%	5/15/43	3,500	4,445
	University of California College & University Revenue	5.000%	5/15/43	3,955	5,001
	University of California College & University Revenue	5.000%	5/15/46	2,425	2,919

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	University of California College & University Revenue	5.000%	5/15/48	1,500	1,889
	University of California College & University Revenue	5.000%	5/15/58	15,185	18,940
	University of California College & University Revenue	5.250%	5/15/58	8,000	10,148
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	5.000%	5/15/41	5,000	6,028
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	4.000%	7/1/34	2,800	3,139
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	4.000%	7/1/37	1,415	1,563
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/42	2,800	3,267
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	4.125%	7/1/47	5,000	5,397
	Whittier CA Health, Hospital, Nursing Home Revenue	5.000%	6/1/44	18,865	21,314
					1,429,031
Colorado (2.5%)
	Adonea Metropolitan District No. 2 GO	5.125%	12/1/37	3,195	3,268
	Adonea Metropolitan District No. 2 GO	5.125%	12/1/45	4,940	5,035
	Adonea Metropolitan District No. 2 GO	7.500%	12/15/45	3,111	3,143
	Bradburn Metropolitan District No. 2 GO	4.000%	12/1/28	500	531
	Bradburn Metropolitan District No. 2 GO	5.000%	12/1/38	600	682
	Bradburn Metropolitan District No. 2 GO	5.000%	12/1/47	1,200	1,344
[4]	Broadway Park North Metropolitan District No. 2 GO	5.000%	12/1/40	1,100	1,194
[4]	Broadway Park North Metropolitan District No. 2 GO	5.000%	12/1/49	1,300	1,401
	Broadway Station Metropolitan District No. 2 GO	5.000%	12/1/35	1,460	1,576
	Broadway Station Metropolitan District No. 2 GO	5.125%	12/1/48	5,250	5,623
	Bromley Park Metropolitan District No. 2 GO	6.375%	12/15/47	1,000	1,060
[5]	Castle Oaks Metropolitan District GO	4.000%	12/1/40	2,000	2,352
[4]	Centerra Metropolitan District No. 1 Tax Allocation Revenue	5.000%	12/1/21	1,475	1,508
[4]	Centerra Metropolitan District No. 1 Tax Allocation Revenue	5.000%	12/1/22	1,420	1,485
[4]	Centerra Metropolitan District No. 1 Tax Allocation Revenue	5.000%	12/1/29	17,265	18,348
	Centerra Metropolitan District No.1 GO	4.000%	12/1/29	1,120	1,178
	City & County of Denver CO Airport System Port, Airport & Marina Revenue	5.000%	12/1/35	2,085	2,597
	Colorado COP	4.000%	3/15/30	6,000	7,255
	Colorado COP	4.000%	12/15/37	3,075	3,793
	Colorado COP	4.000%	12/15/38	3,970	4,883
	Colorado COP	4.000%	12/15/39	6,810	8,356
	Colorado Educational & Cultural Facilities Authority College & University Revenue (Regis University Project)	5.000%	10/1/26	2,390	2,815
	Colorado Educational & Cultural Facilities Authority College & University Revenue (Regis University Project)	5.000%	10/1/27	2,515	2,943
	Colorado Educational & Cultural Facilities Authority College & University Revenue (Regis University Project)	5.000%	10/1/28	2,300	2,674

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Colorado Educational & Cultural Facilities Authority College & University Revenue (Regis University Project)	5.000%	10/1/30	1,615	1,854
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/31	1,400	1,514
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/33	3,555	4,540
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/34	3,000	3,820
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/35	7,250	8,159
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/1/37	1,500	1,749
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/37	500	597
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/1/38	1,750	2,035
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/38	475	565
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/38	6,855	8,153
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/1/39	5,405	6,271
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/39	4,035	5,068
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/39	485	576
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/39	3,630	4,267
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/40	1,000	1,203
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/40	500	592
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/44	16,595	20,524
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	11/9/22	4,580	4,963
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.250%	1/1/23	1,000	1,096
Colorado High Performance Transportation Enterprise Highway Revenue	5.000%	12/31/47	3,650	4,126
Colorado High Performance Transportation Enterprise Highway Revenue	5.000%	12/31/51	8,130	9,174
Colorado High Performance Transportation Enterprise Highway Revenue	5.000%	12/31/56	7,000	7,885
Copperleaf Metropolitan District No. 4 GO	5.000%	12/1/39	775	835
Copperleaf Metropolitan District No. 4 GO	5.000%	12/1/49	1,500	1,601
Cottonwood Highlands Metropolitan District No. 1 GO	5.000%	12/1/49	900	955
Denver CO City & County (Colorado Convention Center Expansion Project) COP	4.000%	6/1/48	3,695	4,123
Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	11/15/25	4,390	5,300
Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	12/1/31	15,000	18,940
Denver CO City & County Airport System Port, Airport & Marina Revenue	4.000%	12/1/33	32,950	38,120
Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	12/1/48	30,000	36,311
Denver CO City & County Airport System Port, Airport & Marina Revenue PUT	5.000%	11/15/25	3,840	4,616

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Denver CO City & County Hotel Occupancy Tax Revenue	5.000%	8/1/48	3,000	3,541
[4]	DIATC Metropolitan District GO	5.000%	12/1/39	1,245	1,335
[4]	DIATC Metropolitan District GO	5.000%	12/1/49	2,000	2,130
[10]	E-470 Public Highway Authority Highway Revenue	0.000%	9/1/25	12,000	11,594
[10]	E-470 Public Highway Authority Highway Revenue	0.000%	9/1/29	21,610	19,222
[10]	E-470 Public Highway Authority Highway Revenue	0.000%	9/1/30	10,045	8,704
	Erie Commons Metropolitan District No. 2 GO	6.950%	12/15/54	3,100	3,222
	Green Valley Ranch East Metropolitan District No. 6 GO	5.875%	12/1/50	3,550	3,829
	Hunters Overlook Metropolitan District No. 5 GO	5.000%	12/1/39	900	970
	Hunters Overlook Metropolitan District No. 5 GO	5.000%	12/1/49	1,000	1,072
	Larimer County School District No. R-1 Poudre GO	5.000%	12/15/39	5,500	7,106
[4]	Plaza Metropolitan District No. 1 Tax Allocation Revenue	5.000%	12/1/21	1,000	1,026
[4]	Plaza Metropolitan District No. 1 Tax Allocation Revenue	5.000%	12/1/22	500	526
[4]	Prairie Center Metropolitan District No. 3 Miscellaneous Revenue	4.125%	12/15/27	2,000	2,101
	Regional Transportation District Sales Tax Revenue	4.000%	7/15/34	1,590	1,933
	Regional Transportation District Sales Tax Revenue	4.000%	7/15/35	490	594
	Regional Transportation District Sales Tax Revenue	4.000%	7/15/36	640	773
	Regional Transportation District Sales Tax Revenue	4.000%	7/15/38	400	479
	Solaris Metropolitan District No. 3 GO	3.750%	12/1/26	618	646
	Solaris Metropolitan District No. 3 GO	5.000%	12/1/36	850	894
	Solaris Metropolitan District No. 3 GO	5.000%	12/1/46	1,880	1,975
	Southglenn Metropolitan District GO	3.500%	12/1/26	6,000	6,128
	Southglenn Metropolitan District GO	5.000%	12/1/30	2,285	2,383
	Southlands Metropolitan District No. 1 GO	5.000%	12/1/37	1,615	1,810
	Southlands Metropolitan District No. 1 GO	5.000%	12/1/47	2,590	2,856
	Southlands Metropolitan District No. 1 GO	5.000%	12/1/47	325	358
	STC Metropolitan District No. 2 GO	5.000%	12/1/38	1,500	1,605
	STC Metropolitan District No. 2 GO	5.000%	12/1/49	1,500	1,591
	Sterling Ranch Community Authority Board Ad Valorem Property Tax Revenue	4.250%	12/1/50	1,650	1,819
	Sterling Ranch Community Authority Board Ad Valorem Property Tax Revenue	7.125%	12/15/50	750	798
	Thornton CO COP	4.000%	12/1/39	6,000	7,049
	University of Colorado Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/36	8,000	8,565
	University of Colorado Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/42	12,500	13,327
[2]	Vauxmont Metropolitan District GO	5.000%	12/1/50	1,500	1,847
[2]	Vauxmont Metropolitan District GO	3.250%	12/15/50	7,250	7,796
	Village at Dry Creek Metropolitan District No. 2 GO	4.375%	12/1/44	1,875	1,931
	Village Metropolitan District GO	5.000%	12/1/49	1,750	1,887
[2]	Westminster Public Schools COP	5.000%	12/1/43	2,450	3,027
[2]	Westminster Public Schools COP	5.000%	12/1/48	6,000	7,359
					440,384

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Connecticut (1.2%)
	Connecticut GO	5.000%	3/1/27	5,000	5,698
	Connecticut GO	4.000%	8/15/29	11,500	13,452
[2]	Connecticut GO	5.000%	6/15/31	10,010	11,940
[5]	Connecticut GO	5.000%	6/15/31	1,800	2,335
	Connecticut GO	5.000%	11/15/31	1,550	1,866
	Connecticut GO	3.000%	1/15/32	2,500	2,883
[5]	Connecticut GO	5.000%	6/15/32	5,000	6,459
[5]	Connecticut GO	5.000%	6/15/33	1,800	2,315
	Connecticut GO	3.000%	1/15/34	1,000	1,138
[5]	Connecticut GO	5.000%	4/15/34	2,000	2,613
	Connecticut GO	4.000%	6/1/34	1,500	1,857
	Connecticut GO	5.000%	9/15/34	3,000	3,831
	Connecticut GO	3.000%	1/15/35	1,500	1,697
[5]	Connecticut GO	5.000%	4/15/35	3,150	4,100
	Connecticut GO	4.000%	6/1/35	875	1,078
	Connecticut GO	5.000%	9/15/35	4,275	5,445
	Connecticut GO	5.000%	11/15/35	1,000	1,193
	Connecticut GO	3.000%	1/15/36	1,050	1,184
[5]	Connecticut GO	5.000%	4/15/36	2,300	2,984
	Connecticut GO	3.000%	1/15/37	1,045	1,173
	Connecticut GO	5.000%	9/15/37	2,360	2,989
	Connecticut GO	3.000%	1/15/38	2,070	2,313
	Connecticut GO	3.000%	1/15/39	2,400	2,668
[5]	Connecticut GO	5.000%	4/15/39	2,490	3,205
	Connecticut GO	4.000%	6/1/39	600	726
	Connecticut GO	3.000%	1/15/40	4,815	5,332
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue	1.800%	11/15/21	1,045	1,054
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	1/1/30	1,550	1,972
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	1/1/31	10,000	12,665
[5]	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	9/1/31	5,830	7,202
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	9/1/36	4,000	4,853
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	1/1/38	8,865	10,993
	Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	11/1/31	3,790	4,944
	Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	11/1/32	3,980	5,157
	Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/34	2,345	2,800
	Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/35	1,650	1,967
	Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/36	1,725	2,051
	Connecticut State Health & Educational Facilities Authority College & University Revenue	4.000%	7/1/42	7,000	7,962
[4]	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/39	1,000	1,156
[4]	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/44	1,625	1,860

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/45	5,750	6,618
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/46	3,000	3,262
[4]	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/50	2,000	2,271
[4]	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/53	2,600	2,714
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/21	3,660	3,733
	Connecticut State Health & Educational Facilities Authority Local or Guaranteed Housing Revenue	4.000%	7/1/45	4,500	5,156
	Hamden CT Health, Hospital, Nursing Home Revenue (Whitney Center Project)	5.000%	1/1/50	2,065	2,116
[4]	Harbor Point Infrastructure Improvement District Tax Allocation Revenue (Harbor Point Project)	5.000%	4/1/39	7,000	7,870
	University of Connecticut College & University Revenue	5.000%	4/15/26	5,000	6,154
	University of Connecticut College & University Revenue	5.000%	2/15/32	1,040	1,204
	University of Connecticut College & University Revenue	5.000%	2/15/33	2,265	2,615
					202,823
Delaware (0.1%)
	Delaware River & Bay Authority Highway Revenue	3.000%	1/1/37	5,000	5,377
	Delaware State Economic Development Authority Electric Power & Light Revenue (NRG Energy Project) PUT	1.250%	10/1/25	1,295	1,322
	Delaware State Economic Development Authority Electric Power & Light Revenue (NRG Energy Project) PUT	1.250%	10/1/25	430	439
[4]	Millsboro DE Special Obligation Revenue	5.125%	7/1/38	3,000	3,227
					10,365
District of Columbia (1.5%)
[4]	District of Columbia Charter School Aid Revenue	5.000%	6/1/29	640	730
[4]	District of Columbia Charter School Aid Revenue	5.000%	6/1/39	1,420	1,586
	District of Columbia Charter School Aid Revenue	5.000%	7/1/39	800	958
[4]	District of Columbia Charter School Aid Revenue	5.000%	6/1/49	3,080	3,393
	District of Columbia Charter School Aid Revenue	5.000%	7/1/49	1,275	1,492
	District of Columbia Charter School Aid Revenue	5.000%	6/1/50	5,000	5,773
	District of Columbia Charter School Aid Revenue	5.000%	6/1/51	1,000	1,128
	District of Columbia Charter School Aid Revenue	5.000%	7/1/54	1,140	1,330
[4]	District of Columbia Charter School Aid Revenue	5.000%	6/1/56	3,255	3,573

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
District of Columbia Charter School Aid Revenue	5.000%	6/1/61	1,100	1,232
District of Columbia College & University Revenue	5.000%	10/1/30	5,500	5,521
District of Columbia College & University Revenue	5.000%	10/1/45	14,760	14,782
District of Columbia GO	5.000%	6/1/37	3,105	3,978
District of Columbia Health, Hospital, Nursing Home Revenue	5.000%	7/15/31	6,035	7,216
District of Columbia Health, Hospital, Nursing Home Revenue	5.000%	7/15/32	3,445	4,106
District of Columbia Health, Hospital, Nursing Home Revenue	5.000%	7/15/34	1,000	1,188
District of Columbia Health, Hospital, Nursing Home Revenue	5.125%	1/1/35	3,120	2,952
District of Columbia Health, Hospital, Nursing Home Revenue	5.250%	1/1/39	3,045	2,863
District of Columbia Health, Hospital, Nursing Home Revenue (Ingleside Rock Creek Project)	5.000%	7/1/32	1,000	1,048
District of Columbia Health, Hospital, Nursing Home Revenue (Ingleside Rock Creek Project)	5.000%	7/1/37	815	842
District of Columbia Health, Hospital, Nursing Home Revenue (Ingleside Rock Creek Project)	5.000%	7/1/42	1,350	1,380
District of Columbia Health, Hospital, Nursing Home Revenue (Ingleside Rock Creek Project)	5.000%	7/1/52	3,200	3,242
District of Columbia Water & Sewer Authority Water Revenue	5.000%	10/1/49	920	1,153
District of Columbia Water & Sewer Authority Water Revenue	5.000%	10/1/52	4,170	5,114
Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	0.000%	10/1/37	33,000	19,695
Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	4.000%	10/1/49	58,750	66,255
Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	4.000%	10/1/53	8,880	9,969
Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	5.000%	10/1/53	5,000	5,200
Metropolitan Washington Airports Authority Port, Airport & Marina Revenue	5.000%	10/1/27	2,525	3,218
Metropolitan Washington Airports Authority Port, Airport & Marina Revenue	5.000%	10/1/27	1,945	2,479
Metropolitan Washington Airports Authority Port, Airport & Marina Revenue	5.000%	10/1/30	4,000	4,574
Metropolitan Washington Airports Authority Port, Airport & Marina Revenue	5.000%	10/1/31	3,850	4,790
Metropolitan Washington Airports Authority Port, Airport & Marina Revenue	5.000%	10/1/31	5,000	6,697
Metropolitan Washington Airports Authority Port, Airport & Marina Revenue	5.000%	10/1/32	2,250	2,788
Metropolitan Washington Airports Authority Port, Airport & Marina Revenue	5.000%	10/1/33	1,500	1,852
Metropolitan Washington Airports Authority Port, Airport & Marina Revenue	5.000%	10/1/34	2,000	2,464
Metropolitan Washington Airports Authority Port, Airport & Marina Revenue	4.000%	10/1/35	2,000	2,401
Metropolitan Washington Airports Authority Port, Airport & Marina Revenue	5.000%	10/1/35	10,000	11,696
Metropolitan Washington Airports Authority Port, Airport & Marina Revenue	5.000%	10/1/35	2,865	3,522
Metropolitan Washington Airports Authority Port, Airport & Marina Revenue	4.000%	10/1/37	3,345	3,987

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Metropolitan Washington Airports Authority Port, Airport & Marina Revenue	5.000%	10/1/38	2,995	3,824
	Metropolitan Washington Airports Authority Port, Airport & Marina Revenue	5.000%	10/1/39	1,025	1,306
	Metropolitan Washington Airports Authority Port, Airport & Marina Revenue	5.000%	10/1/43	7,500	9,217
	Metropolitan Washington Airports Authority Port, Airport & Marina Revenue	5.000%	10/1/44	2,500	2,810
	Washington Metropolitan Area Transit Authority Transit Revenue	4.000%	7/15/40	7,015	8,477
	Washington Metropolitan Area Transit Authority Transit Revenue	4.000%	7/15/45	5,100	6,070
					259,871
Florida (6.1%)
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/44	20,000	22,849
	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/36	500	534
	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/39	15,000	16,613
	Broward County FL Airport System Port, Airport & Marina Revenue	5.000%	10/1/26	2,000	2,473
	Broward County FL Airport System Port, Airport & Marina Revenue	5.000%	10/1/26	1,155	1,428
	Broward County FL Airport System Port, Airport & Marina Revenue	5.000%	10/1/27	2,660	3,374
	Broward County FL Airport System Port, Airport & Marina Revenue	5.000%	10/1/27	1,275	1,617
	Broward County FL Airport System Port, Airport & Marina Revenue	5.000%	10/1/28	2,330	3,016
	Broward County FL Airport System Port, Airport & Marina Revenue	5.000%	10/1/28	1,980	2,563
	Broward County FL Airport System Port, Airport & Marina Revenue	5.000%	10/1/29	1,600	2,105
	Broward County FL Airport System Port, Airport & Marina Revenue	5.000%	10/1/29	2,725	3,585
	Broward County FL Airport System Port, Airport & Marina Revenue	5.000%	10/1/35	3,510	4,469
	Broward County FL Airport System Port, Airport & Marina Revenue	5.000%	10/1/40	2,000	2,317
	Broward County FL Airport System Port, Airport & Marina Revenue	5.000%	10/1/45	7,455	8,566
	Broward County FL Airport System Port, Airport & Marina Revenue	5.000%	10/1/47	5,000	5,980
	Broward County FL Port Facilities Port, Airport & Marina Revenue	4.000%	9/1/49	15,320	17,467
[4]	Cape Coral Health Facilities Authority Health, Hospital, Nursing Home Revenue (Gulf Care Project)	5.875%	7/1/40	4,000	4,267
[4]	Cape Coral Health Facilities Authority Health, Hospital, Nursing Home Revenue (Gulf Care Project)	6.000%	7/1/50	7,480	7,952
	Capital Projects Finance Authority College & University Revenue (Florida University Project)	5.000%	10/1/32	2,250	2,669
[4]	Capital Trust Agency Inc. Charter School Aid Revenue	4.000%	6/15/29	2,415	2,554
[4]	Capital Trust Agency Inc. Charter School Aid Revenue	5.000%	6/15/39	6,610	7,176
[4]	Capital Trust Agency Inc. Charter School Aid Revenue	5.000%	12/15/39	640	736

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Capital Trust Agency Inc. Charter School Aid Revenue	5.000%	6/15/49	6,035	6,480
[4]	Capital Trust Agency Inc. Charter School Aid Revenue	5.000%	12/15/49	1,255	1,418
[4]	Capital Trust Agency Inc. Charter School Aid Revenue	5.000%	12/15/54	1,075	1,209
[4]	Capital Trust Agency Inc. Charter School Aid Revenue (Florida Charter Educational Foundation Inc. Project)	5.375%	6/15/38	2,210	2,436
[4]	Capital Trust Agency Inc. Charter School Aid Revenue (Florida Charter Educational Foundation Inc. Project)	5.375%	6/15/48	2,070	2,249
[4]	Capital Trust Agency Inc. Charter School Aid Revenue (Franklin Academy Project)	5.000%	12/15/40	1,220	1,331
[4]	Capital Trust Agency Inc. Charter School Aid Revenue (Franklin Academy Project)	5.000%	12/15/50	3,950	4,270
[4]	Capital Trust Agency Inc. Charter School Aid Revenue (Franklin Academy Project)	5.000%	12/15/55	2,845	3,068
[4]	Capital Trust Agency Inc. Health, Hospital, Nursing Home Revenue	5.000%	7/1/37	1,765	1,845
[4]	Capital Trust Agency Inc. Health, Hospital, Nursing Home Revenue	5.000%	7/1/46	5,300	5,452
[4,12]	Capital Trust Agency Inc. Health, Hospital, Nursing Home Revenue	7.500%	6/1/48	3,000	960
[4]	Capital Trust Agency Inc. Local or Guaranteed Housing Revenue	5.250%	12/1/43	1,000	1,159
[4,12]	Capital Trust Agency Inc. Local or Guaranteed Housing Revenue	7.000%	7/1/52	600	240
[4]	Capital Trust Agency Inc. Local or Guaranteed Housing Revenue	5.250%	12/1/58	2,500	2,860
	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/30	2,735	3,177
	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/33	9,500	10,886
	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/41	7,545	8,633
	County of Broward Fl Airport System Revenue Port, Airport & Marina Revenue	4.000%	10/1/44	3,000	3,452
	East Central Regional Wastewater Treatment Facilities Operation Board Sewer Revenue	5.000%	10/1/44	11,190	13,802
	Escambia County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/45	8,250	9,537
	Escambia County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/50	8,000	9,190
	Florida Development Finance Corp. Charter School Aid Revenue	4.000%	7/1/35	325	364
	Florida Development Finance Corp. Charter School Aid Revenue	4.000%	7/1/45	600	653
[4]	Florida Development Finance Corp. Charter School Aid Revenue	5.000%	9/15/50	7,200	7,873
	Florida Development Finance Corp. Charter School Aid Revenue	4.000%	7/1/55	1,000	1,078
	Florida Development Finance Corp. Charter School Aid Revenue (UCP Charter Schools Project)	5.000%	6/1/40	850	910
	Florida Development Finance Corp. Charter School Aid Revenue (UCP Charter Schools Project)	5.000%	6/1/50	1,950	2,061
[4]	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue	5.250%	6/1/55	4,000	4,461
[4]	Florida Development Finance Corp. Transit Revenue	7.375%	1/1/49	35,500	34,549

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Florida Higher Educational Facilities Financial Authority College & University Revenue	5.000%	4/1/30	1,325	1,556
	Florida Higher Educational Facilities Financial Authority College & University Revenue (Ringling College Project)	5.000%	3/1/42	9,855	11,198
	Florida Higher Educational Facilities Financial Authority College & University Revenue (Ringling College Project)	5.000%	3/1/47	10,650	12,013
	Florida Higher Educational Facilities Financial Authority College & University Revenue (Saint Leo University Project)	5.000%	3/1/39	1,700	1,900
	Florida Higher Educational Facilities Financial Authority College & University Revenue (Saint Leo University Project)	5.000%	3/1/44	6,370	7,045
[1,4]	Greater Orlando Aviation Authority Airport Facilities Port, Airport & Marina Revenue TOB VRDO	0.230%	2/4/21	6,200	6,200
	Greater Orlando Aviation Authority Port, Airport & Marina Revenue	5.000%	10/1/42	20,500	24,864
	Greater Orlando Aviation Authority Port, Airport & Marina Revenue	5.000%	10/1/47	10,000	12,051
	Greater Orlando Aviation Authority Port, Airport & Marina Revenue	5.000%	10/1/52	9,000	10,818
	Halifax Hospital Medical Center Health, Hospital, Nursing Home Revenue	5.000%	6/1/35	1,000	1,139
	Halifax Hospital Medical Center Health, Hospital, Nursing Home Revenue	5.000%	6/1/46	3,850	4,309
[2]	Hernando County School District COP	5.000%	7/1/28	5,825	7,100
[2]	Hernando County School District COP	5.000%	7/1/29	6,645	8,088
[2]	Hernando County School District COP	5.000%	7/1/30	6,975	8,457
	Hillsborough County Aviation Authority Port, Airport & Marina Revenue	5.000%	10/1/44	10,000	11,411
	Hillsborough County Aviation Authority Port, Airport & Marina Revenue	5.000%	10/1/48	14,610	17,500
	Hillsborough County IDA Health, Hospital, Nursing Home Revenue	4.000%	8/1/50	6,550	7,542
	Hillsborough County IDA Health, Hospital, Nursing Home Revenue (Tampa General Hospital Project)	4.000%	8/1/55	10,185	11,674
	JEA Electric System Electric Power & Light Revenue	5.000%	10/1/32	2,320	2,878
	JEA Electric System Electric Power & Light Revenue	5.000%	10/1/33	11,450	14,187
	JEA Electric System Electric Power & Light Revenue	4.000%	10/1/37	2,950	3,545
	JEA Electric System Electric Power & Light Revenue	4.000%	10/1/38	1,000	1,166
	JEA Electric System Electric Power & Light Revenue	4.000%	10/1/38	2,000	2,396
	JEA Electric System Electric Power & Light Revenue	4.000%	10/1/38	2,500	2,996
	JEA Electric System Electric Power & Light Revenue	4.000%	10/1/39	1,815	2,170
[4]	Lake County FL Charter School Aid Revenue	5.000%	1/15/29	375	411
[4]	Lake County FL Charter School Aid Revenue	5.000%	1/15/39	580	639
[4]	Lake County FL Charter School Aid Revenue	5.000%	1/15/49	825	894
[4]	Lake County FL Charter School Aid Revenue	5.000%	1/15/54	825	890
	Lakeland FL College & University Revenue (Florida Southern College Project)	5.000%	9/1/37	750	787
	Lakeland FL College & University Revenue (Florida Southern College Project)	5.000%	9/1/42	1,500	1,568

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Lakeland FL Health, Hospital, Nursing Home Revenue	5.000%	11/15/40	6,250	7,112
	Lakeland FL Health, Hospital, Nursing Home Revenue	5.000%	11/15/45	14,305	16,196
[4]	Lee County FL IDA Health, Hospital, Nursing Home Revenue (Preserve Project)	5.750%	12/1/52	5,000	5,150
	Lee County FL Solid Waste System Resource Recovery Revenue	5.000%	10/1/22	2,000	2,135
	Lee County FL Solid Waste System Resource Recovery Revenue	5.000%	10/1/23	2,815	3,134
	Lee County FL Solid Waste System Resource Recovery Revenue	5.000%	10/1/24	3,175	3,655
	Lee County FL Solid Waste System Resource Recovery Revenue	5.000%	10/1/26	1,465	1,784
	Lee Memorial Health System Health, Hospital, Nursing Home Revenue	5.000%	4/1/33	2,735	3,528
	Lee Memorial Health System Health, Hospital, Nursing Home Revenue	5.000%	4/1/34	4,015	5,161
	Lee Memorial Health System Health, Hospital, Nursing Home Revenue	5.000%	4/1/37	5,000	6,355
	Martin County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/46	3,000	3,503
	Martin County Health Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	11/15/22	3,140	3,411
	Miami Beach FL Parking Auto Parking Revenue	5.000%	9/1/45	5,000	5,820
	Miami Beach Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/29	2,200	2,322
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/27	1,550	1,772
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/29	1,060	1,210
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/32	1,975	2,252
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	5.000%	10/1/32	9,000	10,298
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	5.000%	10/1/33	29,095	33,222
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	4.000%	10/1/34	1,500	1,835
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	4.000%	10/1/36	3,000	3,644
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	5.000%	10/1/38	5,000	5,816
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	4.000%	10/1/39	1,675	2,017
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	4.000%	10/1/41	3,775	4,518
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	5.000%	10/1/41	18,960	22,532
	Miami-Dade County FL Health, Hospital, Nursing Home Revenue	5.000%	6/1/39	2,610	3,167
	Miami-Dade County FL Special Obligation Revenue	0.000%	10/1/31	5,000	3,935
	Miami-Dade County FL Special Obligation Revenue, Prere.	5.000%	10/1/22	4,170	4,509
	Miami-Dade County FL Special Obligation Revenue, Prere.	5.000%	10/1/22	6,395	6,915
	Miami-Dade County FL Special Obligation Revenue, Prere.	5.000%	10/1/22	2,460	2,660

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Miami-Dade County FL Water & Sewer Water Revenue	4.000%	10/1/35	3,000	3,588
	Miami-Dade County FL Water & Sewer Water Revenue	4.000%	10/1/36	8,885	10,597
	Miami-Dade County FL Water & Sewer Water Revenue	4.000%	10/1/37	6,000	7,139
	Miami-Dade County FL Water & Sewer Water Revenue	4.000%	10/1/37	8,095	9,632
	Miami-Dade County Health Facilities Authority Health, Hospital, Nursing Home Revenue	6.125%	8/1/42	925	928
	Miami-Dade County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/47	3,240	3,832
	Miami-Dade County IDA Local or Guaranteed Housing Revenue	5.000%	6/1/35	4,990	4,964
	Miami-Dade County IDA Local or Guaranteed Housing Revenue	5.000%	6/1/40	5,805	5,734
	Miami-Dade County IDA Local or Guaranteed Housing Revenue	5.000%	6/1/48	9,875	9,588
	Miami-Dade County Seaport Department Port, Airport & Marina Revenue	6.000%	10/1/24	1,590	1,797
	Miami-Dade County Seaport Department Port, Airport & Marina Revenue	6.000%	10/1/25	1,680	1,896
	Miami-Dade County Seaport Department Port, Airport & Marina Revenue	6.250%	10/1/38	5,000	5,667
	Miami-Dade FL Aviation Revenue Port, Airport & Marina Revenue	5.000%	10/1/40	7,575	9,244
	Mid-Bay Bridge Authority Highway Revenue	5.000%	10/1/35	1,780	2,025
	Mid-Bay Bridge Authority Highway Revenue	5.000%	10/1/40	1,000	1,129
	North Broward Hospital District Health, Hospital, Nursing Home Revenue	5.000%	1/1/42	3,410	4,037
	North Broward Hospital District Health, Hospital, Nursing Home Revenue	5.000%	1/1/48	10,200	11,866
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/37	1,405	1,679
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/41	5,000	5,479
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue Prere.	5.000%	4/1/22	7,500	7,917
	Orlando-Orange County Expressway Authority Highway Revenue	5.000%	7/1/35	10,030	11,100
[3]	Osceola County Expressway Authority Highway Revenue, 6.150% coupon rate effective 10/1/24, Prere.	0.000%	10/1/31	6,000	7,558
[3]	Osceola County Expressway Authority Highway Revenue, 6.250% coupon rate effective 10/1/24, Prere.	0.000%	10/1/31	7,540	9,546
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/35	1,500	1,016
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/39	2,745	1,584
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/40	2,850	1,577
	Osceola County FL Transportation Highway Revenue	5.000%	10/1/44	3,250	3,984
	Osceola County FL Transportation Highway Revenue	5.000%	10/1/49	3,250	3,959
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	2.625%	6/1/25	745	759
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/47	2,970	3,300

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	7.500%	6/1/49	3,175	3,448
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/49	8,000	9,374
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/55	3,125	3,307
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue (Jupiter Medical Center Inc. Project)	5.000%	11/1/43	3,250	3,388
[4]	Pinellas County Educational Facilities Authority Charter School Aid Revenue	5.000%	12/15/38	1,345	1,558
	Pinellas County IDA Miscellaneous Revenue	5.000%	7/1/29	3,490	4,016
	Pinellas County IDA Miscellaneous Revenue	5.000%	7/1/39	1,000	1,203
[4]	Polk County IDA Industrial Revenue	5.875%	1/1/33	10,000	10,700
	Port St. Lucie FL Utility System Water Revenue	4.000%	9/1/32	5,000	5,811
	Port St. Lucie FL Utility System Water Revenue	4.000%	9/1/33	4,000	4,629
	Port St. Lucie FL Utility System Water Revenue	4.000%	9/1/34	3,015	3,479
	Port St. Lucie FL Utility System Water Revenue	4.000%	9/1/36	5,000	5,745
	Sarasota County Health Facilities Authority Health, Hospital, Nursing Home Revenue (Village of Isle Project)	5.000%	1/1/25	1,145	1,272
	Sarasota County Health Facilities Authority Health, Hospital, Nursing Home Revenue (Village of Isle Project)	5.000%	1/1/26	2,100	2,363
	Sarasota County Health Facilities Authority Health, Hospital, Nursing Home Revenue (Village of Isle Project)	5.000%	1/1/27	2,000	2,246
	Sarasota County Health Facilities Authority Health, Hospital, Nursing Home Revenue (Village of Isle Project)	5.000%	1/1/28	2,310	2,587
	Sarasota County Health Facilities Authority Health, Hospital, Nursing Home Revenue (Village of Isle Project)	5.000%	1/1/29	1,100	1,229
	Sarasota County Health Facilities Authority Health, Hospital, Nursing Home Revenue (Village of Isle Project)	5.000%	1/1/30	1,000	1,115
	Sarasota County Health Facilities Authority Health, Hospital, Nursing Home Revenue (Village of Isle Project)	5.000%	1/1/32	1,100	1,221
	Sarasota County Public Hospital District Health, Hospital, Nursing Home Revenue	5.000%	7/1/41	15,000	18,395
	Seminole County IDA Health, Hospital, Nursing Home Revenue (Legacy Pointe at UCF Project)	3.750%	11/15/25	5,300	5,150
	Seminole County IDA Health, Hospital, Nursing Home Revenue (Legacy Pointe at UCF Project)	5.500%	11/15/49	7,000	6,783
	Seminole County IDA Health, Hospital, Nursing Home Revenue (Legacy Pointe at UCF Project)	5.750%	11/15/54	3,000	2,991
	South Miami Health Facilities Authority Inc. Health, Hospital, Nursing Home Revenue	5.000%	8/15/42	21,965	26,853
	Tallahassee FL Health, Hospital, Nursing Home Revenue	5.000%	12/1/40	7,185	8,006
	Tallahassee FL Health, Hospital, Nursing Home Revenue	5.000%	12/1/44	5,000	5,533
	Tallahassee FL Health, Hospital, Nursing Home Revenue	5.000%	12/1/55	2,300	2,557
	Tampa FL College & University Revenue (University of Tampa Project)	5.000%	4/1/45	6,050	6,773
	Tampa FL Health, Hospital, Nursing Home Revenue	5.000%	11/15/33	7,407	7,829

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Tampa FL Health, Hospital, Nursing Home Revenue	5.000%	7/1/37	5,860	6,875
Tampa FL Health, Hospital, Nursing Home Revenue	4.000%	7/1/45	7,680	8,933
Tampa FL Health, Hospital, Nursing Home Revenue	5.000%	11/15/46	8,500	10,054
Tampa FL Tobacco & Liquor Taxes Revenue (H. Lee Moffitt Cancer Center Project)	5.250%	9/1/27	2,800	3,488
Tampa-Hillsborough County Expressway Authority Highway Revenue	4.000%	7/1/42	17,500	20,112
Tampa-Hillsborough County Expressway Authority Highway Revenue	5.000%	7/1/47	7,100	8,529
Tampa-Hillsborough County Expressway Authority Highway Revenue	5.000%	7/1/48	4,500	5,444
USF Financing Corp. COP	5.000%	7/1/29	5,475	6,436
USF Financing Corp. COP	5.000%	7/1/33	4,005	4,699
Volusia County Educational Facility Authority College & University Revenue	5.000%	10/15/42	1,500	1,796
Volusia County Educational Facility Authority College & University Revenue	5.000%	10/15/47	3,500	4,158
Volusia County Educational Facility Authority College & University Revenue, Prere.	5.000%	4/15/25	6,405	7,632
				1,049,711
Georgia (2.2%)
Atlanta GA Airport Passenger Facility Charge Port, Airport & Marina Revenue	4.000%	7/1/35	7,510	8,861
Atlanta GA Department of Aviation Port, Airport & Marina Revenue	5.000%	1/1/26	1,100	1,146
Atlanta GA Department of Aviation Port, Airport & Marina Revenue	5.000%	1/1/27	1,000	1,040
Atlanta GA Department of Aviation Port, Airport & Marina Revenue	5.000%	1/1/28	1,755	1,824
Atlanta GA Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/30	3,250	4,360
Atlanta GA Department of Aviation Port, Airport & Marina Revenue	4.000%	7/1/33	4,100	4,865
Atlanta GA Department of Aviation Port, Airport & Marina Revenue	4.000%	7/1/34	3,500	4,141
Atlanta GA Department of Aviation Port, Airport & Marina Revenue	4.000%	7/1/35	6,800	8,023
Atlanta GA Department of Aviation Port, Airport & Marina Revenue	4.000%	7/1/37	5,955	7,110
Bulloch County Development Authority College & University Revenue	5.000%	7/1/34	810	976
Bulloch County Development Authority College & University Revenue	5.000%	7/1/36	1,775	2,111
Bulloch County Development Authority College & University Revenue	5.000%	7/1/37	1,945	2,308
Bulloch County Development Authority College & University Revenue	5.000%	7/1/38	985	1,167
Bulloch County Development Authority College & University Revenue, Prere.	5.000%	7/1/27	200	257
Bulloch County Development Authority College & University Revenue, Prere.	5.000%	7/1/27	445	571
Bulloch County Development Authority College & University Revenue, Prere.	5.000%	7/1/27	490	629
Bulloch County Development Authority College & University Revenue, Prere.	5.000%	7/1/27	245	315
Cedartown Polk County Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	7/1/34	5,505	6,354

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Cedartown Polk County Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	7/1/39	5,000	5,702
	Clarke County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/46	4,900	5,782
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/34	400	482
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/35	400	481
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/36	400	479
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/37	825	1,073
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/50	3,250	4,119
	Dahlonega Downtown Development Authority Local or Guaranteed Housing Revenue (North Georgia MAC LLC Project)	4.000%	7/1/37	1,140	1,290
	Dahlonega Downtown Development Authority Local or Guaranteed Housing Revenue (North Georgia MAC LLC Project)	4.000%	7/1/38	1,350	1,525
	Dahlonega Downtown Development Authority Local or Guaranteed Housing Revenue (North Georgia MAC LLC Project)	5.000%	7/1/39	1,030	1,234
	Fulton County Development Authority Health, Hospital, Nursing Home Revenue (WellStar Health System Inc. Project)	4.000%	4/1/50	7,500	8,716
	Fulton County Development Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/42	5,805	6,990
	Fulton County Development Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/47	8,500	10,154
	Fulton County Residential Care Facilities for the Elderly Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/36	4,050	4,375
	Fulton County Residential Care Facilities for the Elderly Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/42	8,800	9,455
[4]	Fulton County Residential Care Facilities for the Elderly Authority Health, Hospital, Nursing Home Revenue (Canterbury Court Project)	5.000%	4/1/47	5,000	5,138
[4]	Fulton County Residential Care Facilities for the Elderly Authority Health, Hospital, Nursing Home Revenue (Canterbury Court Project)	5.000%	4/1/54	3,000	3,068
	Georgia Municipal Electric Authority Electric Power & Light Revenue	5.000%	1/1/39	2,255	2,777
	Georgia Municipal Electric Authority Electric Power & Light Revenue (Plant Vogtle Units 3&4 Project)	5.000%	7/1/60	1,230	1,395
	Georgia Municipal Electric Authority Electric Power & Light Revenue (Plant Vogtle Units 3&4 Project)	5.500%	7/1/60	5,000	5,801
	Georgia Municipal Electric Authority Electric Power & Light Revenue (Plant Vogtle Units 3&4 Project)	5.500%	7/1/60	5,000	5,824
	Georgia Municipal Electric Authority Nuclear Revenue	4.000%	1/1/49	3,180	3,644
	Georgia Municipal Electric Authority Nuclear Revenue (General Resolution Projects)	5.000%	1/1/28	520	636
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/48	6,250	7,579
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	4.000%	1/1/49	8,000	9,052

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	4.000%	1/1/49	250	284
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/49	32,540	39,543
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/56	6,400	7,734
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/59	5,250	6,308
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/59	19,250	23,188
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/63	11,500	13,897
	Georgia Municipal Electric Authority Nuclear Revenue (Project No. 1)	5.000%	1/1/26	6,490	7,874
	Georgia Municipal Electric Authority Nuclear Revenue (Project No. 1)	5.000%	1/1/26	1,220	1,430
	Georgia Municipal Electric Authority Nuclear Revenue (Project No. 1)	5.000%	1/1/28	2,000	2,447
	Georgia Municipal Electric Authority Nuclear Revenue (Project No. 1)	5.000%	1/1/31	435	505
	Glynn-Brunswick Memorial Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/29	5,775	6,727
	Main Street Natural Gas Inc. Natural Gas Revenue	5.500%	9/15/26	5,630	7,096
	Main Street Natural Gas Inc. Natural Gas Revenue	5.500%	9/15/27	780	1,009
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	5/15/34	1,250	1,567
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	5/15/35	1,750	2,455
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	5/15/43	9,500	11,618
[1]	Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	6/1/23	26,015	28,375
[1]	Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	9/1/23	500	549
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	6/1/26	2,250	2,648
	Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	3.000%	7/1/47	10,000	10,921
	Private Colleges & Universities Authority College & University Revenue	5.000%	10/1/46	11,655	14,053
	Private Colleges & Universities Authority College & University Revenue Corp. (Mercer University Project)	5.000%	10/1/45	20,060	21,895
[4]	Rockdale County Development Authority Industrial Revenue (Pratt Paper LLC Project)	4.000%	1/1/38	3,095	3,448
	White County Development Authority College & University Revenue	5.125%	10/1/39	1,635	1,718
	White County Development Authority College & University Revenue	5.250%	10/1/49	3,440	3,586
					383,704
Guam (0.4%)
	Antonio B Won Pat International Airport Authority Port, Airport & Marina Revenue	5.000%	10/1/22	1,000	1,043
	Antonio B Won Pat International Airport Authority Port, Airport & Marina Revenue	5.000%	10/1/23	825	879
	Antonio B Won Pat International Airport Authority Port, Airport & Marina Revenue	6.250%	10/1/34	5,500	5,963
	Antonio B Won Pat International Airport Authority Port, Airport & Marina Revenue	6.375%	10/1/43	3,000	3,243

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Guam Department of Education COP	4.250%	2/1/30	1,690	1,821
	Guam Department of Education COP	5.000%	2/1/40	6,125	6,736
	Guam Government Waterworks Authority Water Revenue	5.000%	1/1/46	5,500	6,277
	Guam Income Tax Revenue	5.000%	12/1/33	2,635	3,059
	Guam Income Tax Revenue	5.000%	12/1/46	1,000	1,134
	Guam Miscellaneous Taxes Revenue	5.000%	1/1/27	1,250	1,290
	Guam Miscellaneous Taxes Revenue	5.000%	11/15/27	3,585	4,141
	Guam Miscellaneous Taxes Revenue	5.000%	11/15/28	135	155
	Guam Miscellaneous Taxes Revenue	5.000%	11/15/30	500	571
	Guam Miscellaneous Taxes Revenue	5.000%	1/1/31	1,100	1,132
	Guam Miscellaneous Taxes Revenue	5.000%	11/15/33	9,805	11,113
	Guam Miscellaneous Taxes Revenue	5.000%	11/15/34	1,000	1,132
	Guam Miscellaneous Taxes Revenue	5.000%	1/1/37	270	277
	Guam Miscellaneous Taxes Revenue	4.000%	11/15/39	1,960	2,059
	Guam Miscellaneous Taxes Revenue	5.000%	11/15/39	1,700	1,908
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/37	1,200	1,414
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/38	1,350	1,588
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/40	4,125	4,834
					61,769
Hawaii (0.2%)
	Hawaii Airports System Port, Airport & Marina Revenue	5.000%	7/1/35	2,500	3,112
	Hawaii Airports System Port, Airport & Marina Revenue	5.000%	7/1/45	25,465	29,121
	Hawaii Harbor System Port, Airport & Marina Revenue	4.000%	7/1/31	500	615
	Hawaii Harbor System Port, Airport & Marina Revenue	4.000%	7/1/32	1,000	1,219
	Hawaii Harbor System Port, Airport & Marina Revenue	4.000%	7/1/33	2,250	2,738
	Hawaii Harbor System Port, Airport & Marina Revenue	4.000%	7/1/34	1,075	1,304
	Hawaii Harbor System Port, Airport & Marina Revenue	4.000%	7/1/35	1,625	1,965
	Hawaii Harbor System Port, Airport & Marina Revenue	4.000%	7/1/36	910	1,096
	Hawaii Harbor System Port, Airport & Marina Revenue	4.000%	7/1/37	750	901
					42,071
Idaho (0.1%)
	Idaho Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/47	1,250	1,528
[4]	Idaho Health Facilities Authority Revenue (Kootenai Health Project)	4.750%	7/1/44	6,630	7,206
[4]	Idaho Housing & Finance Association Charter School Aid Revenue (Compass Charter School Project)	6.000%	7/1/39	370	438
[4]	Idaho Housing & Finance Association Charter School Aid Revenue (Compass Charter School Project)	6.000%	7/1/49	775	906
[4]	Idaho Housing & Finance Association Charter School Aid Revenue (Compass Charter School Project)	6.000%	7/1/54	570	664
					10,742

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Illinois (8.8%)
	Chicago Board of Education GO	0.000%	12/1/25	7,550	7,058
[10]	Chicago Board of Education GO	0.000%	12/1/28	5,000	4,353
[10]	Chicago Board of Education GO	0.000%	12/1/30	1,515	1,239
[10]	Chicago Board of Education GO	0.000%	12/1/30	5,000	4,089
[10,13]	Chicago Board of Education GO	0.000%	12/1/30	5,000	4,089
	Chicago Board of Education GO	5.000%	12/1/30	9,555	12,182
	Chicago Board of Education GO	5.000%	12/1/30	3,745	4,775
[4]	Chicago Board of Education GO	6.750%	12/1/30	4,000	5,354
[10]	Chicago Board of Education GO	0.000%	12/1/31	15,000	11,873
[10]	Chicago Board of Education GO	0.000%	12/1/31	860	681
[10,13]	Chicago Board of Education GO	0.000%	12/1/31	2,435	1,927
	Chicago Board of Education GO	5.000%	12/1/31	2,105	2,111
[2]	Chicago Board of Education GO	5.000%	12/1/31	625	791
	Chicago Board of Education GO	5.000%	12/1/31	1,600	2,025
	Chicago Board of Education GO	5.000%	12/1/32	2,500	3,143
	Chicago Board of Education GO	5.125%	12/1/32	6,225	7,007
	Chicago Board of Education GO	5.000%	12/1/33	5,345	5,668
[2]	Chicago Board of Education GO	5.000%	12/1/33	1,000	1,254
	Chicago Board of Education GO	5.000%	12/1/33	3,930	4,916
[2]	Chicago Board of Education GO	5.000%	12/1/34	1,250	1,559
	Chicago Board of Education GO	5.250%	12/1/35	6,480	7,250
	Chicago Board of Education GO	5.000%	12/1/36	8,905	10,590
	Chicago Board of Education GO	5.000%	12/1/38	2,500	3,134
	Chicago Board of Education GO	5.250%	12/1/39	19,475	21,675
	Chicago Board of Education GO	5.500%	12/1/39	2,925	3,016
	Chicago Board of Education GO	5.000%	12/1/40	2,000	2,501
	Chicago Board of Education GO	5.250%	12/1/41	350	360
	Chicago Board of Education GO	5.000%	12/1/44	1,000	1,169
	Chicago Board of Education GO	7.000%	12/1/44	36,600	44,786
	Chicago Board of Education GO	5.000%	12/1/46	5,000	5,939
	Chicago Board of Education GO	6.500%	12/1/46	14,500	17,823
[4]	Chicago Board of Education GO	7.000%	12/1/46	3,185	4,142
	Chicago Board of Education Miscellaneous Taxes Revenue	5.750%	4/1/33	250	308
	Chicago IL GO	5.000%	1/1/26	2,750	3,142
	Chicago IL GO	0.000%	1/1/31	4,915	3,669
	Chicago IL GO	5.500%	1/1/31	3,230	3,678
	Chicago IL GO	5.000%	1/1/34	6,660	6,853
	Chicago IL GO	5.000%	1/1/34	2,000	2,167
	Chicago IL GO	5.000%	1/1/35	4,370	4,952
	Chicago IL GO	5.000%	1/1/36	5,000	5,406
	Chicago IL GO	5.000%	1/1/38	13,000	14,649
	Chicago IL GO	6.000%	1/1/38	100	122
	Chicago IL GO	5.500%	1/1/39	3,700	4,173
	Chicago IL GO	5.000%	1/1/40	3,800	4,495
	Chicago IL GO	5.500%	1/1/42	2,000	2,253
	Chicago IL GO	5.000%	1/1/44	5,295	6,203
	Chicago IL GO	5.500%	1/1/49	7,500	9,047
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/34	2,525	2,807
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/34	2,500	2,894
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/35	2,030	2,347
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/39	9,000	9,952
[2]	Chicago IL Waterworks Water Revenue	5.250%	11/1/33	440	442

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Chicago IL Waterworks Water Revenue (2nd Lien Project)	5.000%	11/1/39	1,000	1,128
	Chicago IL Waterworks Water Revenue (2nd Lien Project)	5.000%	11/1/44	7,000	7,851
	Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/27	2,000	2,378
	Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/28	1,765	2,086
	Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/29	16,180	17,975
	Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/29	2,220	2,609
	Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/31	6,945	7,680
	Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/33	7,200	7,927
	Chicago Midway International Airport Port, Airport & Marina Revenue	5.375%	1/1/33	4,000	4,334
	Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/34	7,105	7,812
	Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/41	11,700	12,776
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/27	3,930	4,774
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/30	2,000	2,429
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/30	13,400	15,496
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/31	1,500	1,824
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/31	11,000	12,712
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/32	1,200	1,455
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/33	1,500	1,811
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.000%	1/1/34	1,325	1,611
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/34	5,600	6,429
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.000%	1/1/35	5,000	6,065
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.000%	1/1/36	6,365	7,695
[2]	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.000%	1/1/36	5,000	6,077
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.000%	1/1/36	10,930	13,213
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.000%	1/1/37	3,365	4,053
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/37	3,500	4,187
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/37	1,000	1,240
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/37	2,720	3,254
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.000%	1/1/38	3,000	3,604
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.750%	1/1/38	12,000	12,917

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.000%	1/1/39	5,000	6,022
[2]	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.000%	1/1/39	12,290	14,801
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/39	3,140	3,873
[2]	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.000%	1/1/40	5,000	6,009
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/46	3,565	4,040
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	7/1/48	5,000	5,890
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/52	3,000	3,567
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/52	4,500	5,270
	Chicago O'Hare International Airport Port, Airport & Marina Revenue, Prere.	5.000%	1/1/22	10,595	11,046
[5]	Chicago Park District GO	5.000%	1/1/37	1,240	1,572
[5]	Chicago Park District GO	4.000%	1/1/38	1,625	1,912
	Chicago Park District GO	5.000%	1/1/40	7,500	8,141
[5]	Chicago Park District GO	5.000%	1/1/40	1,880	2,365
[5]	Chicago Park District GO	4.000%	1/1/41	4,000	4,558
	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue	5.250%	12/1/49	4,400	5,119
	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue	4.000%	12/1/55	3,500	4,023
	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue	5.000%	12/1/55	4,500	5,586
	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue, Prere.	5.250%	12/1/21	2,950	3,076
	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue, Prere.	5.250%	12/1/21	5,400	5,631
	Cook County IL GO	5.000%	11/15/31	715	961
	Cook County IL GO	5.000%	11/15/32	470	628
	Cook County IL GO	5.000%	11/15/33	460	611
	Cook County IL GO	5.000%	11/15/34	1,150	1,452
	Cook County IL GO	5.000%	11/15/35	1,025	1,294
	Illinois Finance Authority College & University Revenue	4.000%	10/1/32	2,735	3,086
	Illinois Finance Authority College & University Revenue	5.000%	10/1/32	500	593
	Illinois Finance Authority College & University Revenue	4.000%	10/1/34	1,620	1,819
	Illinois Finance Authority College & University Revenue	5.000%	10/1/36	1,360	1,597
	Illinois Finance Authority College & University Revenue	5.000%	12/1/37	12,325	13,862
	Illinois Finance Authority College & University Revenue	5.000%	10/1/38	3,000	3,343
	Illinois Finance Authority College & University Revenue	5.000%	12/1/39	1,695	2,043
	Illinois Finance Authority College & University Revenue	5.000%	10/1/41	7,875	9,164
	Illinois Finance Authority College & University Revenue	5.000%	10/1/44	1,250	1,480
	Illinois Finance Authority College & University Revenue	5.000%	12/1/44	2,180	2,591
	Illinois Finance Authority College & University Revenue	5.000%	10/1/49	1,705	1,997

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Illinois Finance Authority College & University Revenue	5.000%	10/1/51	1,000	1,165
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	3.250%	2/15/22	130	129
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/26	1,695	1,936
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/27	785	770
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/31	1,075	1,314
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/32	1,150	1,164
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/33	5,000	6,166
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/33	4,555	5,198
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/34	4,580	5,633
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/34	2,425	2,762
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/34	1,915	2,228
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/35	7,300	8,336
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/35	2,250	2,525
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/35	1,875	2,178
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/36	5,000	6,124
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/36	1,400	1,550
[12]	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/37	5,000	4,169
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/37	2,750	2,897
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.250%	5/15/37	4,000	4,158
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/37	6,250	6,640
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/38	7,500	7,979
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/38	8,900	10,271
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/39	8,150	9,172
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/40	1,275	1,401
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/40	6,000	6,665
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/40	2,950	3,404
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/41	2,000	2,421
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	6.000%	8/15/41	2,000	2,051
[2]	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	6.000%	8/15/41	1,500	1,539
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/42	2,000	2,237

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.125%	5/15/43	9,250	9,706
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	6.000%	7/1/43	10,000	11,020
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/44	1,750	1,963
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/45	10,000	11,802
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.250%	5/15/45	1,000	1,052
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/45	19,750	22,575
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/46	33,300	37,982
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/47	5,155	6,080
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.125%	5/15/47	2,000	2,275
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/47	1,155	1,275
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.250%	5/15/48	4,000	4,092
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/49	5,500	6,046
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/50	3,500	4,025
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.250%	5/15/50	2,845	2,986
Illinois Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	5/15/22	6,000	6,373
Illinois Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.125%	5/15/23	1,335	1,482
Illinois Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	8/15/26	1,695	2,124
Illinois Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	8/15/26	1,000	1,253
Illinois Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	8/15/26	1,250	1,566
Illinois Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	8/15/26	1,265	1,585
Illinois Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.250%	8/15/26	3,100	3,926
Illinois Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.250%	8/15/26	2,605	3,299
Illinois Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.250%	8/15/26	5,850	7,409
Illinois GO	5.000%	3/1/21	3,560	3,573
Illinois GO	5.000%	8/1/21	8,000	8,174
Illinois GO	5.000%	10/1/21	2,500	2,572
Illinois GO	5.000%	3/1/22	6,600	6,905
Illinois GO	5.000%	5/1/22	1,150	1,211
Illinois GO	5.000%	8/1/22	15,475	16,445
Illinois GO	5.000%	12/1/22	9,500	10,219
Illinois GO	5.000%	2/1/23	6,000	6,492
Illinois GO	5.000%	3/1/23	6,165	6,439
Illinois GO	5.000%	8/1/23	13,850	15,242
Illinois GO	5.000%	3/1/24	5,050	5,269
Illinois GO	5.000%	8/1/24	13,660	14,475
Illinois GO	5.000%	11/1/24	8,000	9,012
Illinois GO	5.000%	2/1/25	2,270	2,525
Illinois GO	5.000%	3/1/25	3,130	3,264

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Illinois GO	5.000%	8/1/25	3,000	3,175
	Illinois GO	5.000%	2/1/26	7,250	8,520
	Illinois GO	5.500%	7/1/26	5,845	6,459
	Illinois GO	5.000%	11/1/26	16,490	19,447
	Illinois GO	5.000%	12/1/26	1,610	1,927
	Illinois GO	5.000%	11/1/27	13,450	16,150
	Illinois GO	5.000%	2/1/28	10,000	11,924
	Illinois GO	5.000%	11/1/28	2,600	3,073
	Illinois GO	5.000%	5/1/29	6,125	6,769
	Illinois GO	5.000%	10/1/29	3,000	3,668
	Illinois GO	5.000%	11/1/29	9,300	11,029
	Illinois GO	5.000%	10/1/30	2,500	3,033
	Illinois GO	5.000%	1/1/33	3,490	3,587
[2]	Illinois GO	5.250%	2/1/33	6,200	6,802
	Illinois GO	5.000%	3/1/33	1,000	1,033
[2]	Illinois GO	5.500%	7/1/33	3,350	3,635
	Illinois GO	4.000%	12/1/33	9,000	9,992
	Illinois GO	5.000%	1/1/34	4,205	4,320
[2]	Illinois GO	5.250%	2/1/34	3,125	3,424
	Illinois GO	4.000%	6/1/34	1,245	1,352
	Illinois GO	5.000%	3/1/35	2,065	2,131
	Illinois GO	5.000%	4/1/35	1,100	1,169
	Illinois GO	5.000%	3/1/36	885	913
	Illinois GO	4.125%	10/1/36	8,000	9,189
	Illinois GO	4.000%	10/1/38	4,000	4,520
	Illinois GO	4.000%	10/1/39	2,475	2,790
	Illinois GO	4.000%	10/1/40	5,000	5,621
	Illinois GO	5.750%	5/1/45	8,750	11,029
[1,4]	Illinois Housing Development Authority Local or Guaranteed Housing Revenue TOB VRDO	0.210%	2/4/21	19,505	19,505
	Illinois Sales Tax Revenue	5.000%	6/15/26	1,650	1,805
	Illinois Sales Tax Revenue	5.000%	6/15/26	6,560	7,689
	Illinois Sales Tax Revenue	4.000%	6/15/30	4,415	4,833
[5]	Illinois Sales Tax Revenue	4.000%	6/15/35	1,300	1,442
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/37	2,400	2,771
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/40	9,500	11,247
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/41	8,710	10,453
[10]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/29	10,000	8,366
[10]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/30	13,555	10,988
[10]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/31	10,000	7,970
[10]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/31	10,020	7,854
[10]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/32	10,000	7,702
[10]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/32	3,575	2,707
[10]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/38	10,000	6,235
[10]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/40	10,000	5,678
	Metropolitan Pier & Exposition Authority Appropriations Revenue	5.000%	12/15/40	1,000	1,129
[10]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/41	475	264

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Metropolitan Pier & Exposition Authority Appropriations Revenue	5.000%	6/15/42	5,000	6,121
[2]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/44	10,000	5,238
[2]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/56	44,500	15,156
	Metropolitan Pier & Exposition Authority Appropriations Revenue (Mccormick Place Expansion Project)	5.000%	6/15/53	7,575	8,446
	Metropolitan Pier & Exposition Authority Appropriations Revenue (Mccormick Place Expansion Project)	5.500%	6/15/53	14,000	15,929
	Metropolitan Pier & Exposition Authority Appropriations Revenue (Mccormick Place Expansion Project)	5.000%	6/15/57	12,255	14,107
	Metropolitan Pier & Exposition Authority Lease (Appropriation) Revenue	4.000%	6/15/50	32,500	35,562
	Metropolitan Pier & Exposition Authority Lease (Appropriation) Revenue	5.000%	6/15/50	27,500	32,793
	Metropolitan Pier & Exposition Authority Sales Tax Revenue (Mccormick Place Project)	5.000%	6/15/42	6,500	6,827
[5]	Metropolitan Pier & Exposition Authority Sales Tax Revenue (Mccormick Place Project)	0.000%	12/15/51	21,500	8,616
	Northern Illinois Municipal Power Agency Electric Power & Light Revenue	4.000%	12/1/33	4,000	4,605
	Northern Illinois Municipal Power Agency Electric Power & Light Revenue	4.000%	12/1/35	5,000	5,724
	Northern Illinois Municipal Power Agency Electric Power & Light Revenue	4.000%	12/1/36	4,520	5,060
	Northern Illinois Municipal Power Agency Electric Power & Light Revenue	5.000%	12/1/41	22,925	27,711
	Railsplitter Tobacco Settlement Authority Tobacco Settlement Funded Revenue, Prere.	6.000%	6/1/21	1,200	1,224
	Romeoville IL College & University Revenue (Lewis University Project)	5.000%	10/1/42	5,000	5,488
	Romeoville IL GO	4.000%	12/30/33	4,710	5,685
	Will County Community High School District No. 210 Lincoln-Way GO	5.000%	1/1/27	1,260	1,337
[5]	Will County Community High School District No. 210 Lincoln-Way GO	0.000%	1/1/31	13,330	10,974
	Will County Community High School District No. 210 Lincoln-Way GO	5.000%	1/1/31	9,150	9,643
	Will County IL GO	4.000%	11/15/47	4,000	4,691
					1,526,613
Indiana (1.4%)
	Gary Chicago International Airport Authority Port, Airport & Marina Revenue	5.000%	2/1/29	2,000	2,217
	Gary Chicago International Airport Authority Port, Airport & Marina Revenue	5.250%	2/1/34	2,650	2,915
	Gary Chicago International Airport Authority Port, Airport & Marina Revenue	5.000%	2/1/39	3,300	3,582
	Indiana Finance Authority Electric Power & Light Revenue PUT, Prere.	0.950%	4/1/26	4,525	4,537
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/32	5,000	5,374
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/35	6,000	6,430
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/36	1,700	1,964
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/39	7,205	8,153

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/51	23,915	27,685
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/51	10,005	11,537
[4]	Indiana Finance Authority Industrial Revenue	7.000%	3/1/39	11,200	10,997
	Indiana Finance Authority Industrial Revenue	6.750%	5/1/39	2,000	2,456
	Indiana Finance Authority Industrial Revenue	5.000%	7/1/40	2,500	2,693
	Indiana Finance Authority Industrial Revenue	5.000%	7/1/44	25,550	27,417
	Indiana Finance Authority Industrial Revenue	5.000%	7/1/48	28,315	30,322
	Indiana Health Facility Financing Authority Health, Hospital, Nursing Home Revenue, ETM	7.375%	7/1/23	19,400	21,587
	Indiana Ivy Tech Community College College & University Revenue	5.000%	7/1/31	1,175	1,511
	Indianapolis Local Public Improvement Bond Bank Port, Airport & Marina Revenue	5.000%	1/1/31	5,000	5,540
	Indianapolis Local Public Improvement Bond Bank Port, Airport & Marina Revenue	5.000%	1/1/32	4,500	4,976
	Indianapolis Local Public Improvement Bond Bank Port, Airport & Marina Revenue	5.000%	1/1/33	3,150	3,476
	Valparaiso IN Industrial Revenue (Pratt Paper LLC Project)	6.750%	1/1/34	2,550	2,906
	Whiting IN Industrial Revenue PUT	5.000%	6/5/26	40,000	49,524
					237,799
Iowa (0.5%)
	Iowa Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/36	3,725	4,151
	Iowa Finance Authority Industrial Revenue (IA Fertilizer Co. Project)	5.250%	12/1/25	18,400	20,402
[4]	Iowa Finance Authority Industrial Revenue (IA Fertilizer Co. Project)	5.875%	12/1/26	5,995	6,188
	Iowa Finance Authority Industrial Revenue (IA Fertilizer Co. Project) PUT	5.250%	12/1/22	27,515	30,725
	Iowa Higher Education Loan Authority College & University Revenue (Des Moines University Project)	5.000%	10/1/40	2,500	3,146
	Iowa Higher Education Loan Authority College & University Revenue (Des Moines University Project)	4.000%	10/1/45	3,380	3,832
	Iowa Higher Education Loan Authority College & University Revenue (Des Moines University Project)	4.000%	10/1/50	5,700	6,399
	Iowa Student Loan Liquidity Corp. Student Loan Revenue	5.000%	12/1/22	500	542
	Iowa Student Loan Liquidity Corp. Student Loan Revenue	5.000%	12/1/24	1,095	1,275
	Xenia Rural Water District Water Revenue	5.000%	12/1/31	1,610	1,913
	Xenia Rural Water District Water Revenue	5.000%	12/1/36	3,300	3,860
	Xenia Rural Water District Water Revenue	5.000%	12/1/41	2,000	2,319
					84,752
Kansas (0.6%)
[4,10]	Coffeyville KS Electric System Electric Power & Light Revenue, Prere.	5.000%	6/1/25	6,000	7,110
[4,10]	Coffeyville KS Electric System Electric Power & Light Revenue, Prere.	5.000%	6/1/25	3,500	4,147
[5]	Ford County Unified School District No. 443 Dodge City GO	4.000%	3/1/28	1,040	1,234
	Hutchinson KS Health, Hospital, Nursing Home Revenue	5.000%	12/1/36	1,500	1,680

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Hutchinson KS Health, Hospital, Nursing Home Revenue	5.000%	12/1/41	2,000	2,221
Lawrence KS Health, Hospital, Nursing Home Revenue	5.000%	7/1/48	5,100	6,138
Sedgwick County Unified School District No. 266 Maize GO	3.000%	9/1/35	4,205	4,606
Seward County Unified School District No. 480 Liberal GO	4.000%	9/1/32	3,895	4,395
Seward County Unified School District No. 480 Liberal GO	4.000%	9/1/33	4,080	4,583
Seward County Unified School District No. 480 Liberal GO	4.000%	9/1/34	5,000	5,595
University of Kansas Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/48	13,415	16,652
Wichita KS GO	5.000%	12/1/34	2,280	2,685
Wichita KS GO	5.000%	12/1/35	2,365	2,780
Wichita KS GO	5.000%	12/1/39	11,305	13,192
Wichita KS Health, Hospital, Nursing Home Revenue	6.375%	5/15/43	7,000	7,462
Wichita KS Health, Hospital, Nursing Home Revenue	7.375%	12/15/43	5,000	5,377
Wichita KS Health, Hospital, Nursing Home Revenue	6.500%	5/15/48	6,500	6,942
Wyandotte County-Kansas City Unified Government Sales Tax Revenue	4.500%	6/1/40	2,250	2,328
				99,127
Kentucky (0.9%)
Ashland KY Health, Hospital, Nursing Home Revenue	5.000%	2/1/29	1,010	1,165
Ashland KY Health, Hospital, Nursing Home Revenue	5.000%	2/1/40	12,955	14,553
Carroll County KY Industrial Revenue (Kentucky Utilities Co. Project) PUT	1.750%	9/1/26	12,250	12,488
Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/37	5,000	5,606
Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/41	9,550	11,304
Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/46	2,950	3,449
Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.250%	8/15/21	6,680	6,862
Kentucky Municipal Power Agency Electric Power & Light Revenue (Prairie State Project)	5.000%	9/1/31	1,695	2,123
Kentucky Municipal Power Agency Electric Power & Light Revenue (Prairie State Project)	5.000%	9/1/32	1,800	2,251
Kentucky Municipal Power Agency Electric Power & Light Revenue (Prairie State Project)	5.000%	9/1/33	1,160	1,446
Kentucky Public Energy Authority Natural Gas Revenue	4.000%	6/1/25	2,565	2,937
Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	1/2/24	585	647
Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	10/1/24	15,995	18,003
Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	3/1/25	5,515	6,298
Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	3/1/25	12,485	14,270

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	3/1/26	8,450	9,876
	Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	11/1/27	6,670	8,013
	Kentucky Public Transportation Infrastructure Authority Highway Revenue	6.000%	7/1/53	12,025	13,330
[3]	Kentucky Public Transportation Infrastructure Authority Highway Revenue, 6.400% coupon rate effective 7/1/23	0.000%	7/1/33	3,065	3,656
[3]	Kentucky Public Transportation Infrastructure Authority Highway Revenue, 6.600% coupon rate effective 7/1/23	0.000%	7/1/39	3,000	3,533
	Louisville-Jefferson County Metropolitan Government Health, Hospital, Nursing Home Revenue	4.000%	10/1/40	1,000	1,169
	Louisville-Jefferson County Metropolitan Government Health, Hospital, Nursing Home Revenue	5.750%	10/1/42	9,500	10,522
	Louisville-Jefferson County Metropolitan Government Health, Hospital, Nursing Home Revenue, Prere.	5.000%	6/1/22	4,970	5,286
					158,787
Louisiana (1.1%)
	Calcasieu Parish Memorial Hospital Service District Health, Hospital, Nursing Home Revenue	4.000%	12/1/21	775	785
	Calcasieu Parish Memorial Hospital Service District Health, Hospital, Nursing Home Revenue	4.000%	12/1/22	815	839
	Calcasieu Parish Memorial Hospital Service District Health, Hospital, Nursing Home Revenue	5.000%	12/1/39	2,700	3,011
[2]	Greater New Orleans Expressway Commission Highway Revenue	5.000%	11/1/42	4,000	4,649
[2]	Greater New Orleans Expressway Commission Highway Revenue	5.000%	11/1/47	4,100	4,753
[4]	Jefferson Parish Economic Development & Port District Charter School Aid Revenue	5.500%	6/15/38	1,000	1,132
[4]	Jefferson Parish Economic Development & Port District Charter School Aid Revenue	5.625%	6/15/48	4,490	5,031
	Louisiana Local Government Environmental Facilities & Community Development Authority Sewer Revenue, Prere.	5.000%	2/1/24	3,250	3,714
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	1,815	2,323
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/35	2,265	2,888
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/39	17,395	19,776
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/43	10,310	12,817
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/47	8,500	10,019
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/48	5,000	6,168
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/49	5,000	5,819
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/50	3,200	3,715
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/22	8,000	8,541

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/25	105	126
[2]	Louisiana Public Facilities Authority Lease Revenue	5.000%	6/1/42	3,500	4,019
[4]	Louisiana Public Facilities Authority Revenue	6.500%	7/1/36	25,810	27,225
	New Orleans Aviation Board Port, Airport & Marina Revenue	5.000%	1/1/28	750	924
	New Orleans Aviation Board Port, Airport & Marina Revenue	5.000%	1/1/29	750	917
	New Orleans Aviation Board Port, Airport & Marina Revenue	5.000%	1/1/30	860	1,043
	New Orleans Aviation Board Port, Airport & Marina Revenue	5.000%	1/1/31	595	719
	New Orleans Aviation Board Port, Airport & Marina Revenue	5.000%	1/1/32	500	602
	New Orleans Aviation Board Port, Airport & Marina Revenue	5.000%	1/1/33	750	900
	New Orleans Aviation Board Port, Airport & Marina Revenue	5.000%	1/1/34	2,725	3,097
	New Orleans Aviation Board Port, Airport & Marina Revenue	5.000%	1/1/34	500	598
	New Orleans Aviation Board Port, Airport & Marina Revenue	5.000%	1/1/35	2,025	2,299
	New Orleans Aviation Board Port, Airport & Marina Revenue	5.000%	1/1/43	2,250	2,644
	New Orleans Aviation Board Port, Airport & Marina Revenue	5.000%	1/1/48	5,000	5,848
[2]	Port New Orleans Board of Commissioners Port, Airport & Marina Revenue	5.000%	4/1/43	10,140	12,194
[2]	Port New Orleans Board of Commissioners Port, Airport & Marina Revenue	5.000%	4/1/45	2,655	3,183
[2]	Port New Orleans Board of Commissioners Port, Airport & Marina Revenue	5.000%	4/1/48	3,500	4,257
	Port New Orleans Board of Commissioners Port, Airport & Marina Revenue, Prere.	5.000%	4/1/23	1,210	1,328
	Port New Orleans Board of Commissioners Port, Airport & Marina Revenue, Prere.	5.000%	4/1/23	2,720	2,985
	St. Charles Parish LA Industrial Revenue PUT	4.000%	6/1/22	12,515	13,091
	St. John Parish the Baptist LA Industrial Revenue (Marathon Oil Corp. Project) PUT	2.125%	7/1/24	1,660	1,709
	St. John Parish the Baptist LA Industrial Revenue (Marathon Oil Corp. Project) PUT	2.375%	7/1/26	2,140	2,242
					187,930
Maine (0.3%)
	Maine Governmental Facilities Authority Lease (Appropriation) Revenue	4.000%	10/1/35	5,255	6,353
	Maine Governmental Facilities Authority Lease (Appropriation) Revenue	4.000%	10/1/37	6,115	7,345
	Maine Health & Higher Educational Facilities Authority College & University Revenue	4.000%	7/1/31	775	864
	Maine Health & Higher Educational Facilities Authority College & University Revenue	4.000%	7/1/32	545	602
	Maine Health & Higher Educational Facilities Authority College & University Revenue	4.000%	7/1/34	750	823
	Maine Health & Higher Educational Facilities Authority College & University Revenue	5.000%	7/1/35	900	1,062
	Maine Health & Higher Educational Facilities Authority College & University Revenue	4.000%	7/1/37	2,105	2,293
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/41	3,500	3,865

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/43	2,250	2,745
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/45	4,500	5,238
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/46	7,750	8,489
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/48	3,000	3,634
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/50	5,250	6,071
	Maine State Housing Authority Local or Guaranteed Housing Revenue	4.500%	11/15/28	275	283
					49,667
Maryland (1.4%)
	Anne Arundel County Consolidated Special Taxing District Special Tax Revenue (Villages at 2 Rivers Project)	5.125%	7/1/36	1,030	1,071
	Anne Arundel County Consolidated Special Taxing District Special Tax Revenue (Villages at 2 Rivers Project)	5.250%	7/1/44	2,150	2,236
	Anne Arundel County MD GO	5.000%	10/1/48	1,000	1,296
	Baltimore County MD GO	4.000%	3/1/48	10,000	11,738
	Baltimore MD Special Obligation Revenue (Harbor Point Project)	5.000%	6/1/36	1,250	1,339
[4]	Baltimore MD Special Obligation Revenue (Harbor Point Project)	3.500%	6/1/39	650	663
[4]	Baltimore MD Special Obligation Revenue (Harbor Point Project)	3.700%	6/1/39	200	201
	Baltimore MD Special Obligation Revenue (Harbor Point Project)	5.125%	6/1/43	3,650	3,901
[4]	Baltimore MD Special Obligation Revenue (Harbor Point Project)	3.625%	6/1/46	1,750	1,790
[4]	Baltimore MD Special Obligation Revenue (Harbor Point Project)	3.875%	6/1/46	750	756
[4]	Frederick County MD College & University Revenue	5.000%	9/1/45	2,100	2,302
[4]	Frederick County MD Tax Allocation Revenue	4.625%	7/1/43	5,400	6,211
	Howard County MD Health, Hospital, Nursing Home Revenue	5.000%	4/1/21	160	160
	Howard County MD Health, Hospital, Nursing Home Revenue	5.000%	4/1/26	2,065	2,145
	Howard County MD Health, Hospital, Nursing Home Revenue	5.000%	4/1/36	1,730	1,788
	Howard County MD Health, Hospital, Nursing Home Revenue	5.000%	4/1/36	1,715	1,773
	Howard County MD Health, Hospital, Nursing Home Revenue	5.000%	4/1/44	1,250	1,276
	Howard County MD Health, Hospital, Nursing Home Revenue	5.000%	4/1/46	7,205	7,334
[4]	Howard County MD Special Obligation Revenue (Downtown Columbia Project)	4.000%	2/15/28	500	532
[4]	Howard County MD Special Obligation Revenue (Downtown Columbia Project)	4.125%	2/15/34	1,000	1,047
[4]	Howard County MD Special Obligation Revenue (Downtown Columbia Project)	4.375%	2/15/39	1,000	1,050

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Maryland Community Development Administration Local or Guaranteed Housing Revenue	3.000%	9/1/34	5,000	5,410
Maryland Community Development Administration Local or Guaranteed Housing Revenue	4.000%	9/1/49	8,000	8,956
Maryland Department of Transportation Fuel Sales Tax Revenue	3.000%	10/1/30	7,500	8,550
Maryland Department of Transportation Lease Revenue	4.000%	12/1/29	3,060	3,650
Maryland Department of Transportation Lease Revenue	4.000%	12/1/30	3,445	4,105
Maryland Department of Transportation Lease Revenue	4.000%	12/1/31	2,590	3,082
Maryland Economic Development Corp. Local or Guaranteed Housing Revenue (Towson University Project)	5.000%	7/1/25	200	217
Maryland Economic Development Corp. Local or Guaranteed Housing Revenue (Towson University Project)	5.000%	7/1/26	175	192
Maryland Economic Development Corp. Local or Guaranteed Housing Revenue (Towson University Project)	5.000%	7/1/27	145	161
Maryland Economic Development Corp. Local or Guaranteed Housing Revenue (Towson University Project)	5.000%	7/1/28	175	193
Maryland Economic Development Corp. Local or Guaranteed Housing Revenue (Towson University Project)	5.000%	7/1/29	190	208
Maryland Economic Development Corp. Local or Guaranteed Housing Revenue (Towson University Project)	5.000%	7/1/30	325	353
Maryland Economic Development Corp. Local or Guaranteed Housing Revenue (Towson University Project)	5.000%	7/1/31	375	406
Maryland Economic Development Corp. Local or Guaranteed Housing Revenue (Towson University Project)	5.000%	7/1/32	325	350
Maryland Economic Development Corp. Port, Airport & Marina Revenue	4.000%	7/1/39	1,100	1,255
Maryland Economic Development Corp. Port, Airport & Marina Revenue	4.000%	7/1/44	1,000	1,128
Maryland Economic Development Corp. Tax Allocation Revenue (Port Convington Project)	3.250%	9/1/30	1,550	1,705
Maryland Economic Development Corp. Tax Allocation Revenue (Port Convington Project)	4.000%	9/1/40	6,005	6,703
Maryland Economic Development Corp. Tax Allocation Revenue (Port Convington Project)	4.000%	9/1/50	8,665	9,457
Maryland Economic Development Corp. Transit Revenue	5.000%	9/30/26	5,000	5,106
Maryland GO	5.000%	3/15/31	10,580	14,542
Maryland Health & Higher Educational Facilities Authority College & University Revenue	4.000%	6/1/42	2,500	2,685
Maryland Health & Higher Educational Facilities Authority College & University Revenue (Stevenson University Project)	4.000%	6/1/46	750	849
Maryland Health & Higher Educational Facilities Authority College & University Revenue (Stevenson University Project)	4.000%	6/1/51	1,000	1,127
Maryland Health & Higher Educational Facilities Authority College & University Revenue (Stevenson University Project)	4.000%	6/1/55	1,250	1,402

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[7]	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/36	545	663
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/38	250	285
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/40	2,035	2,394
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	4/15/45	930	1,077
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/45	1,500	1,735
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/47	15,000	17,244
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/48	7,000	7,815
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	4/15/50	2,420	2,779
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/50	1,500	1,726
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/22	6,750	7,211
	Maryland State Transportation Authority Port, Airport & Marina Revenue	5.000%	6/1/26	4,615	5,642
	Maryland State Transportation Authority Port, Airport & Marina Revenue	4.000%	6/1/34	6,760	7,873
[14]	Montgomery County Housing Opportunites Commission Local or Guaranteed Housing Revenue	2.950%	7/1/55	2,000	2,086
	Prince George's County MD COP	5.000%	10/1/48	15,000	18,884
	Prince George's County MD Health, Hospital, Nursing Home Revenue	5.250%	4/1/37	9,000	9,463
	Prince George's County MD Health, Hospital, Nursing Home Revenue	5.250%	4/1/47	6,030	6,238
	Rockville MD Health, Hospital, Nursing Home Revenue	5.000%	11/1/37	1,250	1,327
	Rockville MD Health, Hospital, Nursing Home Revenue (Ingleside at King Farm Project)	5.000%	11/1/42	2,500	2,624
	Rockville MD Health, Hospital, Nursing Home Revenue (Ingleside at King Farm Project)	5.000%	11/1/47	4,120	4,297
	Washington Suburban Sanitary Commission Water Revenue	4.000%	6/15/47	10,000	11,575
	Westminster MD Health, Hospital, Nursing Home Revenue	6.125%	7/1/39	750	818
	Westminster MD Health, Hospital, Nursing Home Revenue	6.250%	7/1/44	2,000	2,184
					248,341
Massachusetts (2.9%)
	Collegiate Charter School of Lowell Charter School Aid Revenue	5.000%	6/15/49	3,000	3,272
	Collegiate Charter School of Lowell Charter School Aid Revenue	5.000%	6/15/54	1,620	1,764
	Commonwealth of Massachusetts GO	5.000%	5/1/31	12,500	14,413

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Commonwealth of Massachusetts GO	5.000%	5/1/32	9,000	10,369
Commonwealth of Massachusetts GO	5.000%	5/1/33	11,000	12,666
Commonwealth of Massachusetts GO	3.000%	11/1/41	3,950	4,421
Commonwealth of Massachusetts GO	3.000%	11/1/42	5,000	5,572
Commonwealth of Massachusetts GO	5.000%	1/1/43	8,205	10,350
Commonwealth of Massachusetts GO	5.000%	11/1/44	7,000	8,900
Commonwealth of Massachusetts GO	4.000%	2/1/45	10,000	11,514
Commonwealth of Massachusetts GO	4.000%	2/1/46	10,025	11,528
Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	5.000%	6/1/49	8,225	10,446
Easthampton MA GO	3.000%	6/1/33	2,270	2,538
Massachusetts Bay Transportation Authority Sales Tax Revenue	0.000%	7/1/29	4,205	3,728
Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/40	7,625	9,716
Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/42	2,000	2,479
Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/45	6,060	7,629
Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/50	14,070	17,620
Massachusetts Development Finance Agency College & University Revenue	4.000%	10/1/34	1,000	1,152
Massachusetts Development Finance Agency College & University Revenue	4.000%	7/1/39	2,250	2,561
Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/41	7,000	7,745
Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/43	2,490	2,855
Massachusetts Development Finance Agency College & University Revenue	5.125%	7/1/44	4,000	4,376
Massachusetts Development Finance Agency College & University Revenue	5.000%	9/1/45	3,000	3,578
Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/47	13,170	15,085
Massachusetts Development Finance Agency College & University Revenue	5.000%	9/1/48	2,000	2,352
Massachusetts Development Finance Agency College & University Revenue	5.000%	9/1/49	1,000	1,232
Massachusetts Development Finance Agency College & University Revenue	5.000%	9/1/59	5,000	6,126
Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	950	963
Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	1,500	1,857
Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	1,000	1,018
Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	1,730	2,198
Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	1,050	1,062
Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	1,500	1,951
Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	635	668
Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	1,100	1,106
Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	1,150	1,151
Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	1,200	1,194

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	1,830	2,147
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	5,000	5,828
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	5,000	5,816
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	1,175	1,147
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/36	1,250	1,594
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/36	2,750	3,186
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.625%	7/15/36	215	232
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/37	1,825	1,749
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/37	4,000	4,625
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/37	1,925	2,448
[4]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/15/37	500	596
[4]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/37	500	551
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	7/1/38	4,000	4,484
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/38	1,125	1,422
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/42	2,295	2,159
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/43	5,000	6,043
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.750%	7/15/43	6,280	6,753
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	7/1/44	1,085	1,213
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/44	7,165	7,619
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/44	2,790	3,335
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	7/1/46	520	619
[4]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/15/46	1,000	1,170
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/47	1,500	1,394
[4]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/47	3,000	3,294
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/48	7,500	8,914
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/53	7,235	8,560
[4]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/57	15,300	16,801
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/22	120	128
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/22	745	795
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/28	1,000	1,070

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/34	1,500	1,586
Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/41	1,285	1,345
Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/43	8,070	8,478
Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/48	5,000	5,233
Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/48	4,515	4,688
Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/54	3,000	3,128
Massachusetts Development Finance Agency Miscellaneous Revenue	4.000%	1/1/32	1,645	1,903
Massachusetts Development Finance Agency Miscellaneous Revenue	4.000%	1/1/33	1,000	1,153
Massachusetts Educational Financing Authority Student Loan Revenue	4.000%	7/1/21	1,205	1,224
Massachusetts Educational Financing Authority Student Loan Revenue	5.000%	7/1/22	1,500	1,599
Massachusetts Educational Financing Authority Student Loan Revenue	5.000%	1/1/24	7,000	7,897
Massachusetts Educational Financing Authority Student Loan Revenue	5.000%	7/1/26	1,250	1,524
Massachusetts Educational Financing Authority Student Loan Revenue	5.000%	7/1/27	1,600	1,989
Massachusetts Educational Financing Authority Student Loan Revenue	5.000%	7/1/28	2,500	3,157
Massachusetts Educational Financing Authority Student Loan Revenue	5.000%	7/1/28	1,250	1,578
Massachusetts Educational Financing Authority Student Loan Revenue	5.000%	7/1/29	1,400	1,791
Massachusetts Educational Financing Authority Student Loan Revenue	5.000%	7/1/30	1,425	1,844
Massachusetts Educational Financing Authority Student Loan Revenue	2.625%	7/1/36	4,350	4,505
Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.000%	12/1/36	1,000	1,031
Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/33	2,585	3,322
Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/34	3,000	3,843
Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/35	5,000	6,389
Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/38	6,275	7,948
Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/44	3,000	3,742
Massachusetts Port Authority Port, Airport & Marina Revenue	4.000%	7/1/46	22,060	24,803
Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/47	3,110	3,772
Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/49	7,500	9,289
Massachusetts Port Authority Port, Airport & Marina Revenue (Bosfuel Project)	5.000%	7/1/25	1,000	1,192
Massachusetts Port Authority Port, Airport & Marina Revenue (Bosfuel Project)	5.000%	7/1/26	1,000	1,228
Massachusetts Port Authority Port, Airport & Marina Revenue (Bosfuel Project)	5.000%	7/1/27	1,030	1,296

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Massachusetts Port Authority Port, Airport & Marina Revenue (Bosfuel Project)	5.000%	7/1/31	1,250	1,610
	Massachusetts Port Authority Port, Airport & Marina Revenue (Bosfuel Project)	5.000%	7/1/33	1,000	1,274
	Massachusetts Port Authority Port, Airport & Marina Revenue (Bosfuel Project)	5.000%	7/1/34	2,750	3,493
	Massachusetts Port Authority Port, Airport & Marina Revenue (Bosfuel Project)	5.000%	7/1/35	1,350	1,710
	Massachusetts Port Authority Port, Airport & Marina Revenue (Bosfuel Project)	5.000%	7/1/36	1,125	1,421
	Massachusetts Port Authority Port, Airport & Marina Revenue (Bosfuel Project)	5.000%	7/1/37	1,215	1,530
[1,4]	Massachusetts Port Authority Port, Airport & Marina Revenue TOB VRDO	0.160%	2/4/21	9,450	9,450
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	8/15/45	6,000	7,894
	Massachusetts School Building Authority Sales Tax Revenue	5.250%	2/15/48	15,000	18,901
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	2/15/49	20,000	23,975
					508,582
Michigan (2.9%)
[15]	Chippewa Valley Schools GO	5.000%	5/1/31	1,000	1,211
[2]	Detroit Downtown Development Authority Tax Allocation Revenue (Catalyst Development Project)	5.000%	7/1/48	10,000	11,377
	Detroit MI Sewage Disposal System Sewer Revenue, Prere.	5.250%	7/1/22	4,735	5,079
	Detroit MI Water Supply System Water Revenue, Prere.	5.000%	7/1/21	5,000	5,102
	Detroit MI Water Supply System Water Revenue, Prere.	5.250%	7/1/21	2,045	2,089
[5]	Genesee County MI GO	5.250%	2/1/40	12,330	14,498
	Grand Traverse County Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/44	1,730	1,914
	Grand Traverse County Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/47	3,550	3,920
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/31	6,000	7,324
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/45	1,000	1,267
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/45	1,750	2,217
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/46	3,015	3,566
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/49	1,000	1,264
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/49	1,750	2,211
	Grosse Pointe Public School System GO	5.000%	5/1/33	1,285	1,672
	Grosse Pointe Public School System GO	5.000%	5/1/34	1,435	1,860
	Kalamazoo Hospital Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/31	3,050	3,447
	Kalamazoo Hospital Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/32	3,350	3,773
	Kalamazoo Hospital Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/33	4,750	5,333
	Kalamazoo Hospital Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/36	4,810	5,368

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Karegnondi Water Authority Lease Revenue	5.250%	11/1/40	7,500	8,421
	Karegnondi Water Authority Lease Revenue	5.000%	11/1/43	16,110	17,859
[2,15]	Lincoln Consolidated School District GO	5.000%	5/1/40	1,250	1,484
[2]	Livonia Public Schools GO	5.000%	5/1/45	4,600	5,374
	Marquette Board of Light & Power Electric Power & Light Revenue	5.000%	7/1/27	875	1,081
	Marquette Board of Light & Power Electric Power & Light Revenue	5.000%	7/1/28	1,000	1,232
	Marquette Board of Light & Power Electric Power & Light Revenue	5.000%	7/1/29	1,000	1,227
	Marquette Board of Light & Power Electric Power & Light Revenue	5.000%	7/1/30	1,080	1,325
	Marquette Board of Light & Power Electric Power & Light Revenue	5.000%	7/1/31	1,010	1,238
[15]	Marysville Public Schools District GO	5.000%	5/1/37	2,135	2,589
	Michigan Finance Authority College & University Revenue	5.000%	2/1/47	4,000	4,127
	Michigan Finance Authority College & University Revenue (Kalamazoo College Project)	5.000%	12/1/43	6,390	7,522
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/27	7,040	8,244
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/28	3,875	4,520
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/32	2,500	3,235
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/32	2,340	2,765
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/32	4,670	5,518
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/33	4,025	4,754
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/33	5,515	6,275
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/34	2,200	2,596
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/35	2,515	2,956
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/36	2,510	2,670
[2]	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/36	6,500	6,915
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/36	2,345	2,734
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/40	4,750	5,492
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/42	1,875	2,314
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/44	8,630	10,008
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/45	9,850	11,742
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/49	4,000	4,686
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	6/1/24	2,750	3,170
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	6/1/24	3,025	3,487
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	6/1/26	150	186

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Michigan Finance Authority Lease (Appropriation) Revenue	5.000%	10/1/33	3,000	3,478
	Michigan Finance Authority Lease (Appropriation) Revenue	5.000%	10/1/34	3,670	4,252
	Michigan Finance Authority Lease Revenue	5.000%	11/1/43	11,005	13,637
	Michigan Finance Authority Lease Revenue (Local Government Loan Program)	4.500%	10/1/29	5,000	5,269
[2]	Michigan Finance Authority Sewer Revenue	5.000%	7/1/32	4,400	5,033
	Michigan Finance Authority Sewer Revenue	5.000%	7/1/33	2,000	2,286
	Michigan Finance Authority Sewer Revenue	5.000%	7/1/44	5	5
	Michigan Finance Authority Sewer Revenue	5.000%	7/1/44	5	5
	Michigan Finance Authority Sewer Revenue (Local Government Loan Program)	5.000%	7/1/34	5,500	6,428
	Michigan Finance Authority Sewer Revenue (Local Government Loan Program)	5.000%	7/1/35	8,430	9,820
	Michigan Finance Authority Sewer Revenue, Prere.	5.000%	7/1/22	17,825	19,056
	Michigan Finance Authority Sewer Revenue, Prere.	5.000%	7/1/22	7,505	8,009
	Michigan Finance Authority Tobacco Settlement Funded Revenue	5.000%	6/1/40	18,925	23,847
	Michigan Finance Authority Tobacco Settlement Funded Revenue	4.000%	6/1/49	4,000	4,653
	Michigan Finance Authority Water Revenue (Local Government Loan Program)	5.000%	7/1/29	2,500	2,863
	Michigan Finance Authority Water Revenue (Local Government Loan Program)	5.000%	7/1/30	2,805	3,212
	Michigan Finance Authority Water Revenue (Local Government Loan Program)	5.000%	7/1/34	1,500	1,713
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	4/15/34	11,135	13,354
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	4/15/38	5,000	5,951
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	10/15/50	6,000	7,023
	Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/35	2,115	2,239
	Michigan State University College & University Revenue	4.000%	2/15/44	4,000	4,679
	Michigan State University College & University Revenue	5.000%	2/15/48	6,500	8,016
	Michigan Strategic Fund Appropriations Revenue	5.000%	12/31/43	10,000	12,220
[2]	Michigan Strategic Fund Appropriations Revenue (I-75 Improvement Project)	4.250%	12/31/38	10,000	11,939
	Michigan Strategic Fund Resource Recovery Revenue (Waste Management Inc. Project) PUT	2.850%	8/2/21	3,800	3,851
	Novi Community School District GO	5.000%	5/1/35	1,840	2,439
	Novi Community School District GO	5.000%	5/1/38	1,905	2,493
	Novi Community School District GO	5.000%	5/1/40	1,900	2,475
	Novi Community School District GO	5.000%	5/1/41	1,100	1,431
	Novi Community School District GO	5.000%	5/1/42	1,700	2,202
	Novi Community School District GO	5.000%	5/1/43	1,150	1,487
	Novi Community School District GO	5.000%	5/1/44	1,175	1,516
	Oakland University College & University Revenue	5.000%	3/1/41	5,000	5,740
	Oakland University College & University Revenue	5.000%	3/1/47	9,035	10,280
[15]	Rockford Public Schools GO	5.000%	5/1/37	1,240	1,504
[15]	Rockford Public Schools GO	5.000%	5/1/38	1,025	1,240

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[15]	Rockford Public Schools GO	5.000%	5/1/39	1,025	1,237
[15]	Rockford Public Schools GO	5.000%	5/1/40	1,025	1,234
[15]	Rockford Public Schools GO	5.000%	5/1/41	1,025	1,232
[15]	Rockford Public Schools GO	5.000%	5/1/44	2,250	2,691
[15]	Romeo Community School District GO	5.000%	5/1/37	1,825	2,213
[15]	Romeo Community School District GO	5.000%	5/1/41	2,000	2,404
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/28	6,125	6,582
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/28	1,905	2,379
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/29	1,980	2,453
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/30	1,800	2,221
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/31	2,455	3,018
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/32	2,065	2,208
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/32	2,160	2,644
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/34	5,000	5,874
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/38	4,000	4,672
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/39	1,700	1,934
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/44	2,000	2,260
					495,139
Minnesota (0.6%)
	Anoka MN Health, Hospital, Nursing Home Revenue	5.375%	11/1/34	1,135	1,214
	Anoka MN Health, Hospital, Nursing Home Revenue	5.000%	11/1/46	1,500	1,600
	Anoka MN Health, Hospital, Nursing Home Revenue	5.500%	11/1/46	2,205	2,410
	Anoka MN Health, Hospital, Nursing Home Revenue	5.125%	11/1/49	3,700	3,896
	Duluth Economic Development Authority Health, Hospital, Nursing Home Revenue	4.250%	2/15/48	5,000	5,537
	Duluth Economic Development Authority Health, Hospital, Nursing Home Revenue	5.250%	2/15/58	11,665	13,951
	Maple Grove MN Health, Hospital, Nursing Home Revenue	5.000%	5/1/28	1,000	1,237
	Maple Grove MN Health, Hospital, Nursing Home Revenue	5.000%	5/1/29	1,000	1,223
	Maple Grove MN Health, Hospital, Nursing Home Revenue	5.000%	5/1/30	850	1,031
	Maple Grove MN Health, Hospital, Nursing Home Revenue	5.000%	5/1/31	500	603
	Maple Grove MN Health, Hospital, Nursing Home Revenue	5.000%	5/1/32	500	599
	Minneapolis MN GO	3.000%	12/1/33	4,260	4,681
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/26	2,245	2,705
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/27	415	513
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/31	200	240

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/32	225	270
Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/33	225	268
Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/34	250	297
Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/35	230	273
Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/36	250	296
Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/37	1,750	2,186
Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/37	300	355
Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/38	1,500	1,869
Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/39	1,235	1,535
Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/41	750	880
Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/49	2,500	3,044
Minnesota GO	5.000%	8/1/35	3,150	3,755
Minnesota Higher Education Facilities Authority College & University Revenue	5.000%	10/1/36	1,175	1,298
Minnesota Higher Education Facilities Authority College & University Revenue	5.000%	10/1/38	850	935
Minnesota Higher Education Facilities Authority College & University Revenue	5.000%	10/1/39	1,000	1,098
Minnesota Higher Education Facilities Authority College & University Revenue	5.000%	10/1/40	625	685
Minnesota Higher Education Facilities Authority College & University Revenue	5.000%	10/1/47	2,000	2,168
Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	7/1/40	15	15
Minnesota Municipal Power Agency Electric Power & Light Revenue	5.000%	10/1/33	1,380	1,696
Minnesota Municipal Power Agency Electric Power & Light Revenue	5.000%	10/1/36	880	1,075
Minnesota Office of Higher Education Student Loan Revenue	5.000%	11/1/24	325	373
Minnesota Office of Higher Education Student Loan Revenue	5.000%	11/1/25	500	592
Minnesota Office of Higher Education Student Loan Revenue	5.000%	11/1/26	500	608
Minnesota Office of Higher Education Student Loan Revenue	5.000%	11/1/27	600	747
Rochester MN Health, Hospital, Nursing Home Revenue	6.875%	12/1/48	9,200	9,952
Scott County MN GO	3.000%	12/1/32	1,775	2,001
St. Cloud MN Health, Hospital, Nursing Home Revenue	5.000%	5/1/48	5,000	6,150
St. Francis Independent School District No. 15 GO	4.000%	2/1/33	410	436
St. Francis Independent School District No. 15 GO	4.000%	2/1/34	325	346
St. Francis Independent School District No. 15 GO	4.000%	2/1/35	575	611
St. Francis Independent School District No. 15 GO	4.000%	2/1/36	750	797

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	St. Francis Independent School District No. 15 GO	4.000%	2/1/37	400	425
[4]	St. Paul Minnesota Housing & Redevelopment Authority Charter School Aid Revenue (Metro Deaf School Project)	5.000%	6/15/38	700	748
[4]	St. Paul Minnesota Housing & Redevelopment Authority Charter School Aid Revenue (Metro Deaf School Project)	5.000%	6/15/48	2,285	2,423
[4]	St. Paul Minnesota Housing & Redevelopment Authority Charter School Aid Revenue (Metro Deaf School Project)	5.000%	6/15/53	1,615	1,706
	Wayzata MN Health, Hospital, Nursing Home Revenue	3.000%	8/1/22	100	100
	Wayzata MN Health, Hospital, Nursing Home Revenue	3.000%	8/1/23	200	201
	Wayzata MN Health, Hospital, Nursing Home Revenue	3.000%	8/1/24	200	201
	Wayzata MN Health, Hospital, Nursing Home Revenue	3.000%	8/1/25	200	201
	Wayzata MN Health, Hospital, Nursing Home Revenue	3.000%	8/1/26	250	251
	White Bear Lake Independent School District No. 624 GO	3.000%	2/1/34	10,720	11,899
					106,206
Mississippi (0.2%)
	Gulfport MS Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	4,165	4,702
	Gulfport MS Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	2,450	2,750
	Gulfport MS Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	2,000	2,235
	Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/38	1,000	1,274
	Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/39	1,000	1,271
	Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/41	3,500	4,060
	Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/46	17,500	20,173
	Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue (Forrest General Hospital Project)	5.000%	1/1/35	2,000	2,566
					39,031
Missouri (1.8%)
	Boone County MO Health, Hospital, Nursing Home Revenue	5.000%	8/1/26	3,050	3,461
	Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	5.000%	6/1/33	10,000	10,470
	Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	5.000%	3/1/36	2,690	2,953
	Conley Road Transportation Development District Sales Tax Revenue	4.250%	5/1/33	2,845	2,915
	Joplin IDA Health, Hospital, Nursing Home Revenue	5.000%	2/15/29	1,105	1,233
	Kansas City IDA Lease (Appropriation) Revenue	5.000%	3/1/31	1,330	1,687
	Kansas City IDA Lease (Appropriation) Revenue	5.000%	3/1/32	1,185	1,497
	Kansas City IDA Lease (Appropriation) Revenue	4.000%	3/1/35	1,485	1,756

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Kansas City IDA Lease (Appropriation) Revenue	4.000%	3/1/36	3,000	3,535
	Kansas City IDA Lease (Appropriation) Revenue	4.000%	3/1/37	4,155	4,879
	Kansas City IDA Lease (Appropriation) Revenue	4.000%	3/1/45	5,000	5,740
	Kansas City IDA Lease (Appropriation) Revenue	5.000%	3/1/46	8,000	9,724
	Kansas City IDA Lease (Appropriation) Revenue	5.000%	3/1/54	40,000	48,261
[2]	Kansas City IDA Lease (Appropriation) Revenue	4.000%	3/1/57	7,000	8,053
	Kansas City MO Sanitary Sewer System Revenue	4.000%	1/1/42	4,250	5,010
	Lees Summit IDA Health, Hospital, Nursing Home Revenue	5.000%	8/15/26	1,425	1,559
	Lees Summit IDA Health, Hospital, Nursing Home Revenue (John Knox Village Project)	5.000%	8/15/32	4,680	5,173
[4]	Lees Summit MO Special Obligation Revenue (Summit Fair Project)	4.000%	11/1/27	1,850	1,862
	Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/47	4,000	4,911
	Missouri Health & Educational Facilities Authority College & University Revenue	5.000%	5/1/40	1,410	1,485
	Missouri Health & Educational Facilities Authority College & University Revenue	5.000%	5/1/45	2,000	2,096
	Missouri Health & Educational Facilities Authority College & University Revenue (St. Louis College of Pharmacy Project)	5.500%	5/1/43	8,500	8,979
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/33	1,835	2,162
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/34	2,290	2,691
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/35	1,065	1,209
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/45	5,000	5,659
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/46	4,000	4,457
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/48	12,500	13,737
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/48	5,000	5,706
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/48	2,475	2,694
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/53	40,000	46,193
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/54	12,610	14,367
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue	4.000%	12/1/32	9,015	10,238
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue	4.000%	12/1/33	17,460	19,775
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Prairie State Project)	5.000%	12/1/27	1,770	2,097

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Prairie State Project)	5.000%	6/1/28	2,715	3,210
	St. Johns County IDA Health, Hospital, Nursing Home Revenue	5.000%	12/1/35	2,000	2,091
	St. Johns County IDA Health, Hospital, Nursing Home Revenue	5.125%	12/1/45	4,250	4,399
	St. Johns County IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/48	3,000	3,343
[4]	St. Louis County IDA Health, Hospital, Nursing Home Revenue	5.250%	5/15/53	10,000	9,999
	St. Louis County IDA Health, Hospital, Nursing Home Revenue (Jordan Project)	4.000%	11/15/36	1,400	1,411
	St. Louis County IDA Health, Hospital, Nursing Home Revenue (Jordan Project)	5.000%	11/15/41	1,000	1,049
	St. Louis County IDA Health, Hospital, Nursing Home Revenue (Jordan Project)	5.000%	11/15/46	1,750	1,827
	St. Louis Missouri IDA Lease (Appropriation) Revenue (BallparK Village Development Project)	3.875%	11/15/29	1,320	1,288
	St. Louis Missouri IDA Tax Allocation Revenue (St. Louis Innovation District Project)	4.375%	5/15/36	3,000	3,042
[2]	St. Louis MO Airport Port, Airport & Marina Revenue	5.000%	7/1/31	1,450	1,771
[2]	St. Louis MO Airport Port, Airport & Marina Revenue	5.000%	7/1/32	1,570	1,910
[2]	St. Louis MO Airport Port, Airport & Marina Revenue	5.000%	7/1/33	1,000	1,212
[2]	St. Louis MO Airport Port, Airport & Marina Revenue	5.000%	7/1/35	1,000	1,207
[2]	St. Louis MO Airport Port, Airport & Marina Revenue	5.000%	7/1/36	1,000	1,204
[2]	St. Louis MO Airport Port, Airport & Marina Revenue	5.000%	7/1/37	1,000	1,201
					308,388
Montana (0.0%)
	Montana State Board of Regents College & University Revenue	3.000%	11/15/34	1,000	1,118
Multiple States (0.4%)
[4,16]	FHLMC Multifamily Certificates Local or Guaranteed Housing Revenue	3.150%	1/15/36	4,860	5,505
[16]	FHLMC Multifamily VRD Certificates Local or Guaranteed Housing Revenue	2.304%	5/15/27	24,010	25,249
[4]	Invesco Trust Putter TOB VRDO	0.220%	2/1/21	30,000	30,000
	Nuveen AMT-Free Municipal Credit Income Fund VRDO VRDP	0.440%	2/1/21	8,000	8,000
					68,754
Nebraska (0.5%)
	Central Plains Energy Project Natural Gas Revenue (Project No. 3)	5.000%	9/1/32	2,500	2,670
	Central Plains Energy Project Natural Gas Revenue (Project No. 3)	5.000%	9/1/33	3,970	5,516
	Central Plains Energy Project Natural Gas Revenue (Project No. 3)	5.000%	9/1/42	14,420	15,400
[1]	Central Plains Energy Project Natural Gas Revenue PUT	4.000%	5/1/25	15,580	17,963
	Douglas County Hospital Authority No. 2 Health, Hospital, Nursing Home Revenue	5.000%	11/15/47	4,020	4,840
	Douglas County Hospital Authority No. 2 Health, Hospital, Nursing Home Revenue	4.000%	11/15/50	1,000	1,156

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Nebraska Municipal Energy Agency Electric Power & Light Revenue	4.000%	4/1/32	2,010	2,295
	Nebraska Municipal Energy Agency Electric Power & Light Revenue	4.000%	4/1/33	1,785	2,031
	Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/41	7,275	8,540
	Omaha Public Power District Electric Power & Light Revenue	5.000%	2/1/43	3,740	4,336
	Omaha Public Power District Nebraska City Station Unit 2 Electric Power & Light Revenue	5.000%	2/1/41	3,690	4,340
	Public Power Generation Agency Electric Power & Light Revenue	5.000%	1/1/29	3,065	3,571
	Scotts Bluff County Hospital Authority Health, Hospital, Nursing Home Revenue	5.250%	2/1/37	10,500	11,281
					83,939
Nevada (0.2%)
	Carson City NV Health, Hospital, Nursing Home Revenue, Prere.	5.000%	9/1/22	9,500	10,194
[2]	Clark County School District GO	5.000%	6/15/32	1,000	1,320
[2]	Clark County School District GO	5.000%	6/15/33	1,000	1,313
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/28	2,000	2,343
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/29	2,000	2,336
	Las Vegas NV Special Improvement District No. 611	4.000%	6/1/40	450	483
	Las Vegas NV Special Improvement District No. 611	4.125%	6/1/50	2,300	2,453
	Las Vegas NV Special Improvement District No. 815	5.000%	12/1/49	1,000	1,122
	North Las Vegas NV	4.250%	6/1/34	595	639
	North Las Vegas NV	4.500%	6/1/39	795	863
	North Las Vegas NV	4.625%	6/1/43	795	863
	North Las Vegas NV	4.625%	6/1/49	1,250	1,347
[4]	Reno NV Sales Tax Revenue	0.000%	7/1/58	25,000	3,939
	Tahoe-Douglas Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/51	3,250	3,728
	Washoe County NV Water Revenue PUT	0.625%	4/15/22	3,000	3,006
					35,949
New Hampshire (0.4%)
	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/41	600	666
	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/51	3,000	3,295
[4]	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue (Vista Project)	5.250%	7/1/39	1,810	1,894
[4]	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue (Vista Project)	5.625%	7/1/46	1,000	1,057
[4]	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue (Vista Project)	5.750%	7/1/54	2,000	2,119
	New Hampshire Business Finance Authority Resource Recovery Revenue PUT	0.250%	3/1/21	7,500	7,500
	New Hampshire Business Finance Authority Resource Recovery Revenue PUT	0.250%	3/1/21	10,000	10,001
	New Hampshire Business Finance Authority Resource Recovery Revenue PUT	2.150%	4/2/24	3,250	3,433

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New Hampshire Business Finance Authority Resource Recovery Revenue PUT	2.150%	4/2/24	4,000	4,225
	New Hampshire Business Finance Authority Resource Recovery Revenue PUT	2.150%	4/2/24	1,850	1,954
	New Hampshire Health and Education Facilities Authority Act College & University Revenue, Prere.	5.000%	1/1/22	1,375	1,436
	New Hampshire Health and Education Facilities Authority Act College & University Revenue, Prere.	5.000%	1/1/22	4,450	4,647
	New Hampshire Health and Education Facilities Authority Act College & University Revenue, Prere.	5.000%	1/1/24	3,750	4,266
	New Hampshire Health and Education Facilities Authority Act College & University Revenue, Prere.	5.000%	1/1/24	7,870	8,952
	New Hampshire Health and Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	5.000%	10/1/38	4,000	4,712
	New Hampshire Health and Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	4.000%	8/1/43	15,000	17,251
					77,408
New Jersey (6.3%)
[2]	Atlantic City NJ GO	4.000%	11/1/24	4,805	5,091
	Atlantic City NJ GO	5.000%	12/1/24	620	628
[2]	Atlantic City NJ GO	4.000%	11/1/25	2,405	2,547
	Atlantic City NJ GO	5.000%	12/1/25	1,135	1,143
	Atlantic City NJ GO	5.000%	12/1/26	365	367
	Atlantic City NJ GO	5.000%	12/1/29	125	125
	Camden County Improvement Authority College & University Revenue	5.000%	12/1/25	1,195	1,343
	Camden County Improvement Authority Health, Hospital, Nursing Home Revenue	5.750%	2/15/42	5,000	5,371
[6]	Casino Reinvestment Development Authority Inc. Hotel Occupancy Tax Revenue	5.250%	1/1/23	1,450	1,454
[2]	Gloucester County Improvement Authority College & University Revenue (Rowan University Project)	5.000%	11/1/27	1,225	1,513
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue (Hudson Country Courthouse Project)	4.000%	10/1/46	7,000	8,341
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue (Hudson Country Courthouse Project)	4.000%	10/1/51	3,500	4,139
	Industrial Pollution Control Financing Authority of Gloucester County Resource Recovery Revenue	5.000%	12/1/24	9,885	10,443
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	9/1/21	6,745	6,770
	New Jersey Economic Development Authority Appropriations Revenue	5.500%	9/1/21	730	733
[10]	New Jersey Economic Development Authority Appropriations Revenue	5.250%	12/15/21	4,500	4,692
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	3/1/22	4,750	4,985
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/23	10,000	11,072
[10]	New Jersey Economic Development Authority Appropriations Revenue	5.250%	7/1/24	18,055	20,905

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[6]	New Jersey Economic Development Authority Appropriations Revenue	5.500%	9/1/24	6,300	7,397
[6]	New Jersey Economic Development Authority Appropriations Revenue	5.500%	9/1/26	5,000	6,265
	New Jersey Economic Development Authority Appropriations Revenue	5.250%	9/1/27	2,385	2,394
[10]	New Jersey Economic Development Authority Appropriations Revenue	5.500%	9/1/27	5,000	6,431
	New Jersey Economic Development Authority Appropriations Revenue	5.500%	6/15/30	3,000	3,724
	New Jersey Economic Development Authority Appropriations Revenue	5.500%	6/15/31	6,700	8,290
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	7/1/33	2,000	2,342
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/37	4,290	5,381
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/38	275	323
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/38	5,185	6,486
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/39	415	486
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/40	415	485
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/40	5,835	6,499
	New Jersey Economic Development Authority Appropriations Revenue	5.250%	6/15/40	2,365	2,730
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/41	655	764
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/43	8,565	10,386
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/44	1,000	1,234
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/46	1,580	1,819
	New Jersey Economic Development Authority Appropriations Revenue	4.625%	6/15/48	10,000	11,659
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/48	1,275	1,531
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/49	1,650	1,870
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/50	2,495	2,857
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.500%	3/1/21	2,055	2,064
[4]	New Jersey Economic Development Authority Charter School Aid Revenue	5.000%	6/15/39	2,120	2,321
[4]	New Jersey Economic Development Authority Charter School Aid Revenue	5.000%	6/15/49	2,140	2,316
	New Jersey Economic Development Authority Health, Hospital, Nursing Home Revenue (Bancroft Neurohealth Project)	5.000%	6/1/36	3,800	4,223
	New Jersey Economic Development Authority Health, Hospital, Nursing Home Revenue (Lions Gate Project)	5.125%	1/1/39	2,000	2,009
	New Jersey Economic Development Authority Industrial Revenue	5.125%	9/15/23	4,840	5,153
	New Jersey Economic Development Authority Industrial Revenue	5.250%	9/15/29	5,750	6,129
	New Jersey Economic Development Authority Industrial Revenue	5.375%	1/1/43	4,925	5,463

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New Jersey Economic Development Authority Lease (Appropriation) Revenue	5.000%	6/15/30	2,940	3,594
	New Jersey Economic Development Authority Lease (Appropriation) Revenue	5.000%	6/15/31	5,000	6,080
	New Jersey Economic Development Authority Lease (Appropriation) Revenue	5.000%	6/15/32	4,000	4,842
	New Jersey Economic Development Authority Lease (Appropriation) Revenue	5.000%	6/15/42	4,665	5,531
	New Jersey Economic Development Authority Lease (Appropriation) Revenue (St. Government Buildings Project)	5.000%	6/15/47	5,000	5,945
	New Jersey Economic Development Authority Lease Revenue (State House Project)	4.500%	6/15/40	1,870	2,198
	New Jersey Economic Development Authority Lease Revenue (State House Project)	5.000%	6/15/43	8,955	10,859
	New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	5.000%	1/1/35	1,000	1,042
	New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	5.000%	7/1/35	1,150	1,170
[4]	New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	5.000%	1/1/40	3,000	3,014
	New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	4.500%	7/1/41	2,870	2,759
	New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	5.000%	7/1/47	3,500	3,517
	New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	5.000%	1/1/48	640	662
	New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	5.000%	1/1/50	1,175	1,181
	New Jersey Economic Development Authority Miscellaneous Revenue	5.000%	3/1/22	8,325	8,738
	New Jersey Economic Development Authority Miscellaneous Revenue	5.750%	9/1/23	700	703
	New Jersey Economic Development Authority Port, Airport & Marina Revenue	5.000%	10/1/37	23,200	27,111
	New Jersey Economic Development Authority Port, Airport & Marina Revenue	5.000%	10/1/47	10,400	11,932
	New Jersey Economic Development Authority Water Revenue	4.000%	8/1/59	4,200	4,708
	New Jersey Economic Development Authority Water Revenue	5.000%	8/1/59	3,750	4,587
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/32	3,000	3,580
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/33	3,000	3,568
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/39	2,080	2,596
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/46	4,000	4,161
	New Jersey GO	5.000%	6/1/26	4,685	5,764
	New Jersey GO	5.000%	6/1/27	5,960	7,515
	New Jersey GO	5.000%	6/1/28	6,495	8,371
	New Jersey GO	5.000%	6/1/29	4,065	5,331
	New Jersey GO	4.000%	6/1/30	7,130	8,854
	New Jersey GO	4.000%	6/1/31	1,660	2,087
	New Jersey GO	4.000%	6/1/32	6,920	8,769
[2]	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.125%	7/1/38	6,635	7,300

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/38	7,720	9,456
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/48	16,040	17,872
	New Jersey Health Care Facilities Financing Authority Lease (Appropriation) Revenue	5.000%	9/15/29	5,000	5,468
	New Jersey Higher Education Student Assistance Authority Student Loan Revenue	5.000%	12/1/21	5,000	5,196
	New Jersey Higher Education Student Assistance Authority Student Loan Revenue	5.000%	12/1/21	2,835	2,946
	New Jersey Higher Education Student Assistance Authority Student Loan Revenue	5.000%	12/1/22	2,500	2,712
	New Jersey Higher Education Student Assistance Authority Student Loan Revenue	5.000%	12/1/22	1,900	2,061
	New Jersey Higher Education Student Assistance Authority Student Loan Revenue	5.000%	12/1/24	3,750	4,380
	New Jersey Higher Education Student Assistance Authority Student Loan Revenue	5.000%	12/1/25	3,380	4,067
	New Jersey Higher Education Student Assistance Authority Student Loan Revenue	5.000%	12/1/26	2,300	2,838
	New Jersey Higher Education Student Assistance Authority Student Loan Revenue	5.000%	12/1/27	2,600	3,177
	New Jersey Higher Education Student Assistance Authority Student Loan Revenue	5.000%	12/1/27	2,870	3,601
	New Jersey Higher Education Student Assistance Authority Student Loan Revenue	2.950%	12/1/28	1,665	1,687
	New Jersey Higher Education Student Assistance Authority Student Loan Revenue	3.250%	12/1/28	4,150	4,367
	New Jersey Higher Education Student Assistance Authority Student Loan Revenue	5.000%	12/1/28	1,405	1,762
	New Jersey Higher Education Student Assistance Authority Student Loan Revenue	5.750%	12/1/28	865	902
	New Jersey Higher Education Student Assistance Authority Student Loan Revenue	3.250%	12/1/29	4,610	4,827
	New Jersey Higher Education Student Assistance Authority Student Loan Revenue	3.000%	12/1/30	6,800	7,037
	New Jersey Higher Education Student Assistance Authority Student Loan Revenue	3.250%	12/1/30	5,070	5,292
	New Jersey Higher Education Student Assistance Authority Student Loan Revenue	3.000%	12/1/31	7,500	7,729
	New Jersey Higher Education Student Assistance Authority Student Loan Revenue	3.500%	12/1/31	8,760	9,217
	New Jersey Higher Education Student Assistance Authority Student Loan Revenue	3.000%	12/1/33	8,500	8,709
	New Jersey Higher Education Student Assistance Authority Student Loan Revenue	3.000%	12/1/34	8,160	8,337
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	3.500%	4/1/51	7,500	8,455
[10]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.500%	12/15/21	5,250	5,486
[6]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.250%	12/15/22	6,565	7,155
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.250%	12/15/23	2,500	2,841
[6]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/25	30,000	28,494
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/27	7,025	6,331

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/28	10,550	12,683
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/30	6,375	7,591
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/31	1,000	1,187
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.500%	6/15/31	9,940	10,122
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	12/15/31	2,385	2,791
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/32	10,000	11,434
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.250%	6/15/32	7,000	8,070
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/32	8,000	9,986
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/33	10,045	12,491
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/34	12,625	15,674
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/35	1,920	2,377
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	6/15/36	3,790	4,366
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.250%	6/15/36	22,000	22,368
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/36	10,165	12,544
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/37	5,700	3,729
[5]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	12/15/37	5,595	6,518
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.250%	12/15/38	4,590	5,336
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.125%	6/15/39	1,630	1,878
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	12/15/39	2,000	2,317
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.250%	6/15/43	2,500	3,081
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/46	2,500	3,019
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/36	5,000	5,448
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.500%	6/15/39	5,300	5,822
	New Jersey Transportation Trust Fund Authority Appropriations Revenue, Prere.	5.250%	6/15/21	2,740	2,791
	New Jersey Transportation Trust Fund Authority Appropriations Revenue, Prere.	5.500%	6/15/21	3,000	3,059
[9,17]	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.500%	12/15/21	5,855	6,121
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/30	4,850	6,127
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/37	8,500	9,763
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/37	500	641
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/38	4,500	5,156

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/44	5,000	5,636
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/44	11,265	13,651
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/45	9,000	10,404
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/45	7,000	8,772
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/50	3,750	4,202
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/50	14,500	16,637
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/50	5,500	6,612
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/50	4,500	5,603
	New Jersey Transportation Trust Fund Authority Lease (Appropriation) Revenue	0.000%	12/15/38	5,000	3,164
[10]	New Jersey Transportation Trust Fund Authority Miscellaneous Revenue	5.750%	6/15/23	10,050	11,322
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/31	10,000	12,284
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/31	2,500	3,164
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/32	10,000	12,242
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/32	5,400	6,804
	New Jersey Turnpike Authority Highway Revenue	4.000%	1/1/35	15,530	18,154
[7]	New Jersey Turnpike Authority Highway Revenue	4.000%	1/1/42	8,730	10,494
	New Jersey Turnpike Authority Highway Revenue	4.000%	1/1/48	25,360	29,337
[7]	New Jersey Turnpike Authority Highway Revenue	4.000%	1/1/51	4,510	5,351
	Salem County Pollution Control Financing Authority Industrial Revenue (Chambers Project)	5.000%	12/1/23	22,955	24,219
	South Jersey Port Corp. Port, Airport & Marina Revenue	5.000%	1/1/34	1,150	1,370
	South Jersey Port Corp. Port, Airport & Marina Revenue	5.000%	1/1/35	1,250	1,487
	South Jersey Port Corp. Port, Airport & Marina Revenue	5.000%	1/1/37	1,370	1,621
	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/45	8,550	10,863
	South Jersey Transportation Authority Highway Revenue	4.000%	11/1/50	22,760	26,356
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/46	10,660	12,956
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/46	25,730	30,659
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.250%	6/1/46	15,340	18,922
[4]	Union County Improvement Authority Resource Recovery Revenue	6.750%	12/1/41	8,000	8,255
					1,098,195
New Mexico (0.4%)
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue	5.500%	7/1/42	5,000	5,250

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	New Mexico Municipal Energy Acquisition Authority Natural Gas Revenue PUT	5.000%	2/1/25	47,720	56,612
	Santa Fe NM Health, Hospital, Nursing Home Revenue (El Castillo Retirement Project)	5.000%	5/15/44	500	548
	Santa Fe NM Health, Hospital, Nursing Home Revenue (El Castillo Retirement Project)	5.000%	5/15/49	2,495	2,722
					65,132
New York (9.9%)
	Brooklyn Arena Local Development Corp. Miscellaneous Revenue (Barclays Center Project)	5.000%	7/15/27	4,000	4,886
	Brooklyn Arena Local Development Corp. Miscellaneous Revenue (Barclays Center Project)	5.000%	7/15/28	3,750	4,552
	Brooklyn Arena Local Development Corp. Miscellaneous Revenue (Barclays Center Project)	5.000%	7/15/42	12,720	14,712
	Brooklyn Arena Local Development Corp. Recreational Revenue (Barclays Center Project)	0.000%	7/15/33	1,000	716
	Brooklyn Arena Local Development Corp. Recreational Revenue (Barclays Center Project)	0.000%	7/15/45	2,110	976
	Brooklyn Arena Local Development Corp. Recreational Revenue (Barclays Center Project)	0.000%	7/15/46	3,000	1,341
[2]	Broome County Local Development Corp. Health, Hospital, Nursing Home Revenue	3.000%	4/1/37	1,000	1,086
[2]	Broome County Local Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	4/1/39	1,700	2,017
[2]	Broome County Local Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	4/1/40	1,750	2,072
[2]	Broome County Local Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	4/1/50	3,000	3,435
[4]	Build NYC Resource Corp. College & University Revenue	5.500%	9/1/45	5,700	6,368
	Build NYC Resource Corp. College & University Revenue (New York Law School Project)	5.000%	7/1/28	4,035	4,502
	Build NYC Resource Corp. College & University Revenue (New York Law School Project)	5.000%	7/1/31	4,425	4,881
	Build NYC Resource Corp. College & University Revenue (New York Law School Project)	5.000%	7/1/41	5,905	6,392
[4]	Dutchess County Local Development Corp. College & University Revenue (Bard College Project)	5.000%	7/1/40	1,380	1,655
[4]	Dutchess County Local Development Corp. College & University Revenue (Bard College Project)	5.000%	7/1/45	10,570	12,559
[4]	Dutchess County Local Development Corp. College & University Revenue (Bard College Project)	5.000%	7/1/51	9,100	10,771
	Hempstead Town Local Development Corp. College & University Revenue (Molloy College Project)	5.000%	7/1/33	475	558
	Hempstead Town Local Development Corp. College & University Revenue (Molloy College Project)	5.000%	7/1/35	850	996
	Hempstead Town Local Development Corp. College & University Revenue (Molloy College Project)	5.000%	7/1/36	670	784

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Hempstead Town Local Development Corp. College & University Revenue (Molloy College Project)	5.000%	7/1/39	1,500	1,638
[4]	Jefferson County Industrial Development Agency Industrial Revenue	5.250%	1/1/24	6,280	6,068
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/29	1,000	1,188
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/29	4,500	5,540
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/30	1,535	1,882
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/31	1,000	1,187
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/31	5,000	6,109
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/32	1,000	1,186
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/33	1,600	1,895
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/34	1,500	1,774
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/44	12,040	13,657
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.000%	11/15/47	7,000	8,492
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/26	1,250	1,434
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/27	1,215	1,499
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/27	1,000	1,234
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/28	5,625	7,062
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/28	1,000	1,255
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/29	2,100	2,602
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/29	1,000	1,281
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/30	1,000	1,305
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/30	2,460	2,934
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/31	3,950	4,709
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/31	2,000	2,452
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/32	2,900	3,254
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/32	1,415	1,656
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/32	3,410	4,385
[5]	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/33	10,000	11,584
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/33	14,360	17,388
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/33	2,880	3,487
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/33	3,695	4,721

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/34	8,470	10,444
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/36	1,540	1,686
	Metropolitan Transportation Authority Transit Revenue	5.250%	11/15/36	9,225	10,315
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/37	6,875	8,027
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/41	1,155	1,330
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/42	10,000	11,134
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/43	10,000	12,506
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/45	2,000	2,294
	Metropolitan Transportation Authority Transit Revenue	4.750%	11/15/45	12,570	15,281
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/45	9,390	11,289
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/47	5,000	5,722
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/49	5,000	5,708
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/49	3,500	4,311
[5]	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/50	20,000	23,007
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/52	16,570	18,750
	Metropolitan Transportation Authority Transit Revenue	5.250%	11/15/55	2,000	2,509
	Metropolitan Transportation Authority Transit Revenue	5.250%	11/15/56	7,000	8,128
	Metropolitan Transportation Authority Transit Revenue	5.250%	11/15/56	5,500	6,467
	Metropolitan Transportation Authority Transit Revenue BAN	5.000%	5/15/21	2,000	2,023
	Metropolitan Transportation Authority Transit Revenue BAN	5.000%	5/15/21	1,000	1,012
	Metropolitan Transportation Authority Transit Revenue BAN	4.000%	2/1/22	7,750	7,979
	Metropolitan Transportation Authority Transit Revenue PUT	5.000%	11/15/24	47,500	53,945
	Metropolitan Transportation Authority Transit Revenue, Prere.	5.000%	5/15/23	2,000	2,223
	Metropolitan Transportation Authority Transit Revenue, Prere.	5.000%	5/15/23	2,000	2,223
	Metropolitan Transportation Authority Transit Revenue, Prere.	5.250%	11/15/23	2,250	2,570
	Metropolitan Transportation Authority Transit Revenue, Prere.	5.250%	11/15/23	2,500	2,856
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/31	1,025	1,213
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	12/1/38	1,740	2,045
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	12/1/39	1,810	2,122

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	12/1/46	4,270	4,909
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/46	3,000	3,470
	MTA Hudson Rail Yards Trust Obligations Lease Revenue	5.000%	11/15/51	10,000	10,300
	MTA Hudson Rail Yards Trust Obligations Lease Revenue	5.000%	11/15/56	15,900	17,383
	Nassau County Local Economic Assistance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	1,500	1,689
	New York City Health and Hospitals Corp. Health, Hospital, Nursing Home Revenue	4.000%	2/15/45	1,110	1,315
	New York City Health and Hospitals Corp. Health, Hospital, Nursing Home Revenue	4.000%	2/15/48	385	454
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	4.250%	11/1/43	5,000	5,591
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.950%	11/1/48	7,000	7,592
[14]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	0.700%	5/1/23	325	326
[2]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	3.000%	3/1/39	2,500	2,737
	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	4.000%	3/1/45	4,000	4,659
[2]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	3.000%	3/1/49	5,250	5,602
	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	3.000%	3/1/49	4,500	4,734
[1,4]	New York City NY Housing Development Corp. Mortgage Revenue TOB VRDO	0.670%	2/4/21	37,995	37,995
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/41	8,000	9,433
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	3.000%	7/15/49	5,000	5,269
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/33	5,000	6,379
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/34	5,000	6,371
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/35	5,000	6,330
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/35	15,020	18,983
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/36	15,000	16,938
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/36	4,135	4,917
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/37	2,825	3,322
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/37	3,200	3,789
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/37	11,250	13,327
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/38	3,000	3,634

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/38	10,000	12,641
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/38	3,350	3,951
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/38	7,865	8,835
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/39	7,740	9,716
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/39	8,000	9,373
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/39	7,155	8,195
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/41	6,000	7,207
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/44	1,950	2,242
	New York City Water & Sewer System Water Revenue	3.500%	6/15/42	10,000	12,409
	New York City Water & Sewer System Water Revenue	5.000%	6/15/46	16,235	19,237
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	0.000%	11/15/40	3,500	1,865
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	5.000%	11/15/40	7,465	8,535
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	0.000%	11/15/45	10,000	4,282
	New York Liberty Development Corp. Industrial Revenue	5.500%	10/1/37	5,135	7,857
[4]	New York Liberty Development Corp. Industrial Revenue	5.000%	11/15/44	36,875	40,017
	New York Liberty Development Corp. Industrial Revenue	2.450%	9/15/69	5,475	5,507
	New York Liberty Development Corp. Industrial Revenue	2.625%	9/15/69	7,620	7,955
	New York Liberty Development Corp. Industrial Revenue	2.800%	9/15/69	11,350	11,319
	New York Liberty Development Corp. Lease Revenue (4 World Trade Center Project)	5.000%	11/15/44	5,080	5,244
	New York Liberty Development Corp. Lease Revenue (4 World Trade Center Project)	5.750%	11/15/51	11,000	11,435
	New York Liberty Development Corp. Miscellaneous Revenue	5.250%	10/1/35	10,815	15,783
	New York Power Authority Electric Power & Light Revenue	4.000%	11/15/50	5,000	5,988
	New York Power Authority Electric Power & Light Revenue	4.000%	11/15/55	5,000	5,921
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/34	1,000	1,171
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/34	14,370	16,825
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/35	200	222
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/39	6,000	6,830
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/40	200	219
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/41	3,775	4,427
	New York State Dormitory Authority College & University Revenue	5.000%	10/1/45	2,250	3,595

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York State Dormitory Authority College & University Revenue	5.000%	10/1/46	3,000	4,818
	New York State Dormitory Authority College & University Revenue	5.000%	10/1/48	3,425	5,598
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/50	10,000	11,902
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/51	725	854
[4]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/24	1,800	2,071
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	8/1/37	3,815	4,373
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/50	5,000	5,913
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/29	17,370	23,217
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/31	4,295	5,084
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/32	8,920	10,740
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/33	3,050	3,751
	New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/36	6,915	7,959
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/36	5,120	6,567
	New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/37	8,500	10,217
	New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/37	8,500	9,743
	New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/39	3,300	3,942
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/39	9,000	10,919
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/39	3,000	3,504
	New York State Dormitory Authority Income Tax Revenue	3.000%	3/15/39	5,000	5,507
	New York State Dormitory Authority Income Tax Revenue	3.000%	3/15/40	5,000	5,494
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/40	11,745	14,820
	New York State Dormitory Authority Income Tax Revenue	3.000%	3/15/42	12,500	13,639
	New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/47	7,610	8,908
	New York State Dormitory Authority Income Tax Revenue, Prere.	4.000%	2/15/27	5	6
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/38	15,000	18,774
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/41	5,035	6,345
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/43	10,000	12,533
	New York State Dormitory Authority Sales Tax Revenue, Prere.	5.000%	9/15/28	5	7
	New York State Environmental Facilities Corp. Resource Recovery Revenue	0.300%	5/1/30	15,000	15,000
	New York State Environmental Facilities Corp. Resource Recovery Revenue PUT	2.750%	6/2/25	3,000	3,120

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New York State Thruway Authority Highway Revenue	4.000%	1/1/39	3,750	4,454
New York State Thruway Authority Highway Revenue	4.000%	1/1/50	13,750	15,966
New York State Thruway Authority Highway Revenue	5.000%	1/1/51	6,800	7,922
New York State Thruway Authority Highway Revenue	5.250%	1/1/56	5,000	5,949
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/35	3,385	4,524
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/36	5,800	7,723
New York State Urban Development Corp. Income Tax Revenue	3.000%	3/15/40	15,000	16,386
New York State Urban Development Corp. Income Tax Revenue	4.000%	3/15/40	10,000	12,021
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/42	2,640	3,319
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/42	5,000	6,211
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/42	3,000	3,898
New York State Urban Development Corp. Income Tax Revenue	3.000%	3/15/48	5,000	5,353
New York State Urban Development Corp. Income Tax Revenue	4.000%	3/15/48	10,000	11,504
New York State Urban Development Corp. Income Tax Revenue	3.000%	3/15/49	10,000	10,691
New York State Urban Development Corp. Income Tax Revenue	3.000%	3/15/50	7,000	7,502
New York Transportation Development Corp. Industrial Revenue	5.000%	12/1/22	300	324
New York Transportation Development Corp. Industrial Revenue	5.000%	12/1/23	1,500	1,675
New York Transportation Development Corp. Industrial Revenue	5.000%	12/1/24	1,500	1,732
New York Transportation Development Corp. Industrial Revenue	5.000%	12/1/25	1,400	1,668
New York Transportation Development Corp. Industrial Revenue	5.000%	12/1/26	490	597
New York Transportation Development Corp. Industrial Revenue	5.000%	12/1/27	700	875
New York Transportation Development Corp. Industrial Revenue	5.000%	12/1/28	700	885
New York Transportation Development Corp. Industrial Revenue	5.000%	12/1/28	1,865	2,400
New York Transportation Development Corp. Industrial Revenue	5.000%	12/1/29	650	835
New York Transportation Development Corp. Industrial Revenue	5.000%	12/1/30	500	656
New York Transportation Development Corp. Industrial Revenue	5.000%	1/1/31	8,500	10,277
New York Transportation Development Corp. Industrial Revenue	5.000%	12/1/31	800	1,036
New York Transportation Development Corp. Industrial Revenue	5.000%	12/1/32	1,000	1,293
New York Transportation Development Corp. Industrial Revenue	5.000%	12/1/32	750	986
New York Transportation Development Corp. Industrial Revenue	5.000%	1/1/33	8,610	10,282

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York Transportation Development Corp. Industrial Revenue	5.000%	12/1/33	850	1,102
	New York Transportation Development Corp. Industrial Revenue	5.000%	1/1/34	5,000	5,951
	New York Transportation Development Corp. Industrial Revenue	5.000%	12/1/34	800	1,037
	New York Transportation Development Corp. Industrial Revenue	5.000%	12/1/34	3,500	4,637
	New York Transportation Development Corp. Industrial Revenue	5.000%	10/1/35	17,500	21,936
	New York Transportation Development Corp. Industrial Revenue	5.000%	12/1/35	1,305	1,680
	New York Transportation Development Corp. Industrial Revenue	4.000%	1/1/36	5,000	5,578
	New York Transportation Development Corp. Industrial Revenue	5.000%	1/1/36	9,000	10,671
	New York Transportation Development Corp. Industrial Revenue	5.000%	12/1/36	1,050	1,349
	New York Transportation Development Corp. Industrial Revenue	5.000%	12/1/37	750	962
	New York Transportation Development Corp. Industrial Revenue	4.000%	12/1/38	500	585
	New York Transportation Development Corp. Industrial Revenue	5.000%	12/1/38	4,440	5,806
	New York Transportation Development Corp. Industrial Revenue	4.000%	12/1/39	300	356
	New York Transportation Development Corp. Industrial Revenue	4.000%	12/1/39	1,250	1,498
	New York Transportation Development Corp. Industrial Revenue	5.000%	10/1/40	15,000	18,528
	New York Transportation Development Corp. Industrial Revenue	4.000%	12/1/40	500	587
	New York Transportation Development Corp. Industrial Revenue	4.000%	12/1/40	800	954
	New York Transportation Development Corp. Industrial Revenue	4.000%	12/1/41	500	585
	New York Transportation Development Corp. Industrial Revenue	4.000%	12/1/41	1,285	1,541
	New York Transportation Development Corp. Industrial Revenue	4.000%	12/1/42	500	587
	New York Transportation Development Corp. Industrial Revenue	4.000%	12/1/42	5,280	6,341
	New York Transportation Development Corp. Industrial Revenue	4.375%	10/1/45	12,670	14,781
	New York Transportation Development Corp. Port, Airport & Marina Revenue	5.250%	8/1/31	5,000	5,825
[2]	New York Transportation Development Corp. Port, Airport & Marina Revenue	4.000%	7/1/35	5,020	5,498
[2]	New York Transportation Development Corp. Port, Airport & Marina Revenue	4.000%	7/1/36	5,500	6,015
	New York Transportation Development Corp. Port, Airport & Marina Revenue	5.375%	8/1/36	4,000	4,655
[2]	New York Transportation Development Corp. Port, Airport & Marina Revenue	4.000%	7/1/41	2,060	2,240
	New York Transportation Development Corp. Port, Airport & Marina Revenue	4.000%	7/1/46	7,000	7,407
	New York Transportation Development Corp. Port, Airport & Marina Revenue	5.000%	7/1/46	410	461
	New York Transportation Development Corp. Port, Airport & Marina Revenue	5.250%	1/1/50	44,950	50,883
[5]	Oyster Bay NY GO	4.000%	11/1/26	800	957

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	Oyster Bay NY GO	4.000%	11/1/27	1,350	1,647
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/15/28	50	64
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/15/29	290	369
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/32	2,740	3,552
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/33	3,270	4,217
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/34	2,725	3,496
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/1/35	2,400	2,928
[7]	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/35	2,375	3,098
[7]	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	7/15/36	1,625	1,982
[7]	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/36	2,375	3,086
[7]	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	7/15/37	3,250	3,950
[7]	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/37	3,730	4,827
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/41	1,280	1,519
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	11/15/42	5,000	6,135
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	11/15/46	9,530	11,561
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	11/15/47	3,000	3,654
[7]	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/56	9,750	12,489
[7]	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	7/15/61	13,645	15,739
[1,4]	Port Authority of New York & New Jersey Port, Airport & Marina Revenue TOB VRDO	0.090%	2/4/21	2,790	2,790
[1,4]	Port Authority of New York & New Jersey Port, Airport & Marina Revenue TOB VRDO	0.140%	2/4/21	2,260	2,260
[1,4]	Port Authority of New York & New Jersey Port, Airport & Marina Revenue TOB VRDO	0.170%	2/4/21	5,000	5,000
[1,4]	Port Authority of New York & New Jersey Port, Airport & Marina Revenue TOB VRDO	0.140%	11/1/59	16,515	16,515
	Suffolk County Economic Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	2,315	2,607
	Suffolk County Economic Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	2,000	2,245
[2]	Suffolk County NY GO	5.000%	5/15/29	3,615	4,757
[2]	Suffolk County NY GO	5.000%	5/15/30	2,500	3,355
	Syracuse Industrial Development Agency Miscellaneous Revenue (Carousel Center Project)	5.000%	1/1/30	2,750	2,885
	Syracuse Industrial Development Agency Miscellaneous Revenue (Carousel Center Project)	5.000%	1/1/31	1,000	1,045
	Syracuse Industrial Development Agency Miscellaneous Revenue (Carousel Center Project)	5.000%	1/1/32	2,370	2,470
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/42	10,930	13,384

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/46	10,000	11,778
	Troy Capital Resource Corp. College & University Revenue	4.000%	9/1/40	2,940	3,401
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/36	7,050	8,535
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/41	1,000	1,167
[4]	Westchester County Industrial Development Agency Port, Airport & Marina Revenue	7.000%	6/1/46	7,645	8,180
	Westchester County Local Development Corp. College & University Revenue	5.000%	5/1/34	2,050	2,247
	Westchester County Local Development Corp. College & University Revenue	5.500%	5/1/42	9,000	9,946
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/1/46	27,500	30,651
					1,720,280
North Carolina (0.9%)
	Charlotte-Mecklenburg Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	1/15/38	4,500	5,287
	New Hanover County NC Health, Hospital, Nursing Home Revenue	5.000%	10/1/42	500	601
	New Hanover County NC Health, Hospital, Nursing Home Revenue	5.000%	10/1/47	975	1,162
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	10/1/25	2,000	2,143
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	6/1/30	4,000	4,709
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	10/1/30	2,000	2,153
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	10/1/31	1,750	1,903
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	6/1/32	5,000	5,856
[7]	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	3.000%	2/1/33	1,500	1,714
[7]	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	3.000%	2/1/34	1,475	1,671
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	6.250%	7/1/35	5,810	6,128
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	10/1/35	2,150	2,290
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	10/1/37	4,350	4,671
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	7/1/39	1,635	1,822
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	6/1/40	10,000	11,581
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	9/1/41	2,115	2,206
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	7/1/44	385	425
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	9/1/46	3,160	3,273
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	7/1/47	3,450	3,547
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	7/1/49	2,000	2,202
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	4.000%	9/1/50	3,510	3,722

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	4.000%	11/1/52	19,280	22,422
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue (Pennbyrn At Maryfield Project)	5.000%	10/1/45	1,000	1,114
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue (Pennbyrn At Maryfield Project)	5.000%	10/1/50	1,500	1,662
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue (Salem Towne Project)	5.000%	10/1/26	5,000	5,491
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue (Salem Towne Project)	5.000%	10/1/30	3,000	3,262
	North Carolina State Education Assistance Authority Student Loan Revenue	3.125%	6/1/39	2,250	2,294
	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/44	12,000	14,906
	North Carolina Turnpike Authority Highway Revenue	5.000%	7/1/47	3,610	4,126
[2]	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/49	7,950	9,883
	North Carolina Turnpike Authority Highway Revenue	5.000%	7/1/51	4,800	5,469
[2]	North Carolina Turnpike Authority Highway Revenue	4.000%	1/1/55	4,500	5,139
	University of North Carolina at Chapel Hill Health, Hospital, Nursing Home Revenue	5.000%	2/1/49	4,000	6,379
					151,213
North Dakota (0.1%)
	Cass County ND Health, Hospital, Nursing Home Revenue	5.250%	2/15/58	5,000	5,980
	Ward County ND Health, Hospital, Nursing Home Revenue	5.000%	6/1/34	4,705	5,510
	Ward County ND Health, Hospital, Nursing Home Revenue	5.000%	6/1/38	6,000	6,956
	Ward County ND Health, Hospital, Nursing Home Revenue	5.000%	6/1/43	5,000	5,731
					24,177
Ohio (3.3%)
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	4.000%	11/15/34	200	238
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	4.000%	11/15/35	1,000	1,184
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	4.000%	11/15/36	200	236
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	4.000%	11/15/37	600	706
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	4.000%	11/15/38	500	585
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	5.000%	8/1/42	1,465	1,804
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue, Prere.	5.000%	5/1/22	6,500	6,892

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
American Municipal Power Inc. Electric Power & Light Revenue (Combination Hydroelectric Projects)	4.000%	2/15/33	2,530	2,844
American Municipal Power Inc. Electric Power & Light Revenue (Combination Hydroelectric Projects)	5.000%	2/15/41	3,005	3,497
American Municipal Power Inc. Electric Power & Light Revenue (Greenup Hydroelectric Project)	5.000%	2/15/41	3,065	3,582
Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/35	1,000	1,321
Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	4.000%	6/1/39	675	815
Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	3.000%	6/1/48	11,400	11,978
Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	4.000%	6/1/48	16,990	19,728
Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/55	77,750	90,596
Butler County OH Health, Hospital, Nursing Home Revenue	6.375%	4/1/36	3,750	3,788
Butler County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/45	8,810	10,442
Centerville OH Health, Hospital, Nursing Home Revenue	5.250%	11/1/37	1,750	1,876
Centerville OH Health, Hospital, Nursing Home Revenue	5.250%	11/1/47	3,195	3,367
Centerville OH Health, Hospital, Nursing Home Revenue	5.250%	11/1/50	2,500	2,630
Chillicothe OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/37	5,700	6,970
Chillicothe OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/47	7,200	8,603
Cleveland OH Airport System Port, Airport & Marina Revenue	5.000%	1/1/27	3,510	4,266
Cuyahoga County OH Health, Hospital, Nursing Home Revenue	5.000%	2/15/31	5,630	6,667
Cuyahoga County OH Health, Hospital, Nursing Home Revenue	5.000%	2/15/37	4,455	5,189
Cuyahoga County OH Health, Hospital, Nursing Home Revenue	5.000%	2/15/42	5,000	5,753
Cuyahoga County OH Health, Hospital, Nursing Home Revenue	5.250%	2/15/47	8,250	9,709
Cuyahoga County OH Health, Hospital, Nursing Home Revenue	5.500%	2/15/52	10,000	11,871
Cuyahoga County OH Health, Hospital, Nursing Home Revenue	5.000%	2/15/57	10,050	11,404
Cuyahoga County OH Health, Hospital, Nursing Home Revenue	5.500%	2/15/57	6,000	7,085
Cuyahoga County OH Recreational Revenue	5.000%	1/1/33	400	481
Cuyahoga County OH Recreational Revenue	5.000%	1/1/34	385	461
Cuyahoga County OH Recreational Revenue	5.000%	1/1/35	500	597
Cuyahoga County OH Recreational Revenue	5.000%	1/1/36	450	536
Cuyahoga County OH Recreational Revenue	5.000%	1/1/37	435	517
Cuyahoga County OH Recreational Revenue	5.000%	1/1/38	700	829
Cuyahoga County OH Recreational Revenue	5.000%	1/1/39	705	833

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Franklin County Convention Facilities Authority Lease (Appropriation) Revenue	4.000%	12/1/37	3,040	3,517
	Franklin County Convention Facilities Authority Lease (Appropriation) Revenue	4.000%	12/1/38	1,610	1,857
	Franklin County Convention Facilities Authority Lease (Appropriation) Revenue	4.000%	12/1/39	1,665	1,917
	Franklin County Convention Facilities Authority Lease (Appropriation) Revenue	5.000%	12/1/51	8,750	10,532
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.250%	11/15/40	4,000	4,530
	Franklin County OH Health, Hospital, Nursing Home Revenue	4.000%	5/15/47	8,645	9,802
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/47	2,385	2,915
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.250%	11/15/55	8,700	9,644
	Great Oaks Career Campuses Board of Education COP	3.000%	12/1/32	1,795	2,019
	Great Oaks Career Campuses Board of Education COP	3.000%	12/1/36	2,025	2,247
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	1/1/36	1,500	1,652
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	8/15/42	15,000	18,171
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	1/1/46	2,485	2,697
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	8/15/47	11,520	13,849
	Hamilton County OH Health, Hospital, Nursing Home Revenue	3.750%	8/15/50	5,000	5,669
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	9/15/50	28,000	35,267
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	1/1/51	5,000	5,416
	Hamilton County OH Health, Hospital, Nursing Home Revenue (Cincinnati Children's Hospital Project)	5.000%	11/15/49	8,555	13,735
	Hamilton County OH Health, Hospital, Nursing Home Revenue (Life Enriching Communities Project)	5.000%	1/1/37	1,000	1,116
	Hamilton County OH Health, Hospital, Nursing Home Revenue (Life Enriching Communities Project)	5.000%	1/1/47	1,500	1,649
	Hamilton County OH Health, Hospital, Nursing Home Revenue (Life Enriching Communities Project)	5.000%	1/1/52	1,130	1,238
[4]	Hickory Chase Community Authority Miscellaneous Revenue	5.000%	12/1/40	2,575	2,752
[1]	Lancaster Port Authority Natural Gas Revenue PUT	5.000%	11/1/24	10,290	12,106
	Little Miami Local School District GO	5.000%	11/1/43	1,000	1,181
	Little Miami Local School District GO	5.000%	11/1/48	2,000	2,348
	Little Miami Local School District GO	4.000%	11/1/55	6,500	7,066
	Lucas County OH Health, Hospital, Nursing Home Revenue	5.250%	11/15/48	13,250	15,411
	Marion County OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/39	1,150	1,252
	Marion County OH Health, Hospital, Nursing Home Revenue	5.125%	12/1/49	1,760	1,899
	Miami County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/49	11,000	13,530

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[7]	Middleburg Heights OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/30	1,000	1,274
[7]	Middleburg Heights OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/31	750	970
[7]	Middleburg Heights OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/32	1,000	1,282
[7]	Middleburg Heights OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/33	800	1,019
[7]	Middleburg Heights OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/34	1,000	1,267
[7]	Middleburg Heights OH Health, Hospital, Nursing Home Revenue	4.000%	8/1/41	7,600	8,560
	Middleburg Heights OH Health, Hospital, Nursing Home Revenue	4.000%	8/1/47	3,450	3,978
	Montgomery County OH Health, Hospital, Nursing Home Revenue	4.000%	11/15/42	3,180	3,564
	Montgomery County OH Health, Hospital, Nursing Home Revenue	4.000%	11/15/45	2,000	2,225
[7]	Montgomery County OH Health, Hospital, Nursing Home Revenue	4.000%	8/1/51	2,145	2,514
[4]	Ohio Air Quality Development Authority Industrial Revenue (Pratt Paper OH LLC Project)	3.750%	1/15/28	4,900	5,464
[4]	Ohio Air Quality Development Authority Industrial Revenue (Pratt Paper OH LLC Project)	4.250%	1/15/38	26,420	29,640
[4]	Ohio Air Quality Development Authority Industrial Revenue (Pratt Paper OH LLC Project)	4.500%	1/15/48	8,500	9,584
	Ohio Appropriations Revenue (Portsmouth Bypass Project)	5.000%	12/31/39	3,540	4,008
	Ohio Appropriations Revenue (Portsmouth Bypass Project)	5.000%	6/30/53	4,000	4,469
	Ohio Health, Hospital, Nursing Home Revenue	4.000%	11/15/39	660	738
	Ohio Health, Hospital, Nursing Home Revenue	4.000%	11/15/40	655	730
	Ohio Health, Hospital, Nursing Home Revenue	5.000%	1/15/41	2,235	2,314
	Ohio Health, Hospital, Nursing Home Revenue	4.000%	11/15/41	725	805
	Ohio Higher Educational Facility Commission College & University Revenue	4.375%	5/1/42	4,000	4,479
	Ohio Higher Educational Facility Commission College & University Revenue	4.000%	7/1/44	2,500	2,733
	Ohio Higher Educational Facility Commission College & University Revenue (Kenyon College Project)	4.000%	7/1/47	2,000	2,210
	Penta Career Center COP	5.250%	4/1/26	3,505	3,697
[4]	Southern Ohio Port Authority Resource Recovery Revenue (Purecycle Project)	6.500%	12/1/30	5,000	5,395
[4]	Southern Ohio Port Authority Resource Recovery Revenue (Purecycle Project)	7.000%	12/1/42	5,000	5,424
	West Carrollton City School District GO	4.000%	12/1/56	3,500	3,953
					569,160
Oklahoma (0.7%)
	Norman Regional Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/28	1,000	1,188
	Norman Regional Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/30	1,900	2,235
	Norman Regional Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/31	1,000	1,172
	Norman Regional Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/37	7,390	8,706

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue (OU Medicine Project)	5.250%	8/15/43	10,750	12,862
Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue (OU Medicine Project)	5.250%	8/15/48	9,250	10,987
Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue (OU Medicine Project)	5.500%	8/15/52	15,070	18,088
Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue (OU Medicine Project)	5.500%	8/15/57	18,000	21,490
Oklahoma Development Finance Authority Highway Revenue	1.625%	7/6/23	12,500	12,527
Oklahoma Development Finance Authority Local or Guaranteed Housing Revenue	5.000%	8/1/47	4,575	1,704
Oklahoma Municipal Power Authority Electric Power & Light Revenue	4.000%	1/1/35	670	756
Oklahoma Municipal Power Authority Electric Power & Light Revenue	4.000%	1/1/36	295	332
Oklahoma Municipal Power Authority Electric Power & Light Revenue	5.000%	1/1/38	3,500	4,036
Oklahoma Turnpike Authority Highway Revenue	4.000%	1/1/34	4,000	4,579
Oklahoma Turnpike Authority Highway Revenue	4.000%	1/1/42	4,500	5,187
Tulsa County Industrial Authority Health, Hospital, Nursing Home Revenue (Montereau Inc. Project)	5.000%	11/15/28	540	611
Tulsa County Industrial Authority Health, Hospital, Nursing Home Revenue (Montereau Inc. Project)	5.000%	11/15/29	400	451
Tulsa County Industrial Authority Health, Hospital, Nursing Home Revenue (Montereau Inc. Project)	5.000%	11/15/31	1,870	2,094
Tulsa County Industrial Authority Health, Hospital, Nursing Home Revenue (Montereau Inc. Project)	5.000%	11/15/32	700	782
Tulsa County Industrial Authority Health, Hospital, Nursing Home Revenue (Montereau Inc. Project)	5.250%	11/15/37	1,000	1,115
Tulsa County Industrial Authority Health, Hospital, Nursing Home Revenue (Montereau Inc. Project)	5.250%	11/15/45	2,250	2,477
				113,379
Oregon (0.5%)
Clackamas & Washington Counties School District No. 3 GO	0.000%	6/15/35	1,250	929
Clackamas County Hospital Facility Authority Health, Hospital, Nursing Home Revenue (Rose Villa Project)	5.250%	11/15/50	500	538
Clackamas County Hospital Facility Authority Health, Hospital, Nursing Home Revenue (Rose Villa Project)	5.375%	11/15/55	1,640	1,771
Clackamas County School District No. 12 North Clackamas GO	5.000%	6/15/30	2,120	2,677
Medford Hospital Facilities Authority Health, Hospital, Nursing Home Revenue (Asante Project)	4.000%	8/15/39	1,400	1,664
Medford Hospital Facilities Authority Health, Hospital, Nursing Home Revenue (Asante Project)	4.000%	8/15/50	7,305	8,453

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Medford Hospital Facilities Authority Health, Hospital, Nursing Home Revenue (Asante Project)	5.000%	8/15/50	965	1,239
	Oregon Housing & Community Services Department Local or Guaranteed Housing Revenue	4.000%	7/1/44	850	895
[4,12]	Oregon State Business Development Commission Economic Development Revenue	6.500%	4/1/31	5,825	3,204
[4,12]	Oregon State Business Development Commission Economic Development Revenue	6.500%	4/1/31	12,550	6,902
[3,4]	Oregon State Business Development Commission Revenue, 9.000% coupon rate effective 4/1/22	0.000%	4/1/37	5,340	4,315
	Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/40	4,375	5,509
	Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue (Samaritan Health Services Project)	5.000%	10/1/32	3,600	4,316
	Port of Portland OR Airport Port, Airport & Marina Revenue	5.000%	7/1/31	2,230	2,881
	Port of Portland OR Airport Port, Airport & Marina Revenue	5.000%	7/1/32	1,650	2,120
	Port of Portland OR Airport Port, Airport & Marina Revenue	5.000%	7/1/34	3,160	3,562
	Port of Portland OR Airport Port, Airport & Marina Revenue	5.000%	7/1/34	2,575	3,098
	Port of Portland OR Airport Port, Airport & Marina Revenue	5.000%	7/1/35	1,000	1,201
	Port of Portland OR Airport Port, Airport & Marina Revenue	5.000%	7/1/36	2,660	3,186
	Port of Portland OR Airport Port, Airport & Marina Revenue	5.000%	7/1/36	2,095	2,655
	Port of Portland OR Airport Port, Airport & Marina Revenue	5.000%	7/1/37	2,870	3,430
	Port of Portland OR Airport Port, Airport & Marina Revenue	5.000%	7/1/42	5,000	5,919
	Port of Portland OR Airport Port, Airport & Marina Revenue	5.000%	7/1/47	5,000	5,876
	Salem Hospital Facility Authority Health, Hospital, Nursing Home Revenue (Salem Health Projects)	5.000%	5/15/46	8,000	9,351
	Yamhill County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/46	2,250	2,393
					88,084
Pennsylvania (7.3%)
	Allegheny County Higher Education Building Authority College & University Revenue	5.000%	9/1/35	1,985	2,039
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/32	2,200	2,770
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/32	2,510	3,287
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	4.000%	7/15/36	3,140	3,716
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/37	7,000	8,105

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	4.000%	7/15/37	4,685	5,528
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/38	10,000	11,551
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	4.000%	7/15/38	4,510	5,307
	Allegheny County IDA Industrial Revenue	4.875%	11/1/24	2,150	2,293
[2]	Allegheny County Sanitary Authority Sewer Revenue	4.000%	12/1/31	1,020	1,193
[2]	Allegheny County Sanitary Authority Sewer Revenue	4.000%	12/1/32	1,405	1,643
[2]	Allegheny County Sanitary Authority Sewer Revenue	4.000%	12/1/33	2,000	2,335
	Allegheny County Sanitary Authority Sewer Revenue	4.000%	6/1/50	2,075	2,461
[4]	Allentown Neighborhood Improvement Zone Development Authority Economic Development Revenue	6.000%	5/1/42	8,240	10,006
	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue	5.000%	5/1/30	2,650	2,772
	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue	5.000%	5/1/42	14,500	15,060
[4]	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue (City Center Project)	5.000%	5/1/33	1,250	1,457
[4]	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue (City Center Project)	5.000%	5/1/42	12,850	14,586
	Berks County IDA Health, Hospital, Nursing Home Revenue	5.000%	5/15/32	445	517
	Berks County IDA Health, Hospital, Nursing Home Revenue	5.000%	5/15/42	500	565
	Berks County IDA Health, Hospital, Nursing Home Revenue (Tower Health Project)	4.000%	11/1/32	1,020	1,077
	Berks County IDA Health, Hospital, Nursing Home Revenue (Tower Health Project)	5.000%	11/1/50	5,300	5,840
	Berks County Municipal Authority College & University Revenue (Alvernia University Project)	4.000%	10/1/22	390	397
	Berks County Municipal Authority College & University Revenue (Alvernia University Project)	4.000%	10/1/23	200	205
	Berks County Municipal Authority College & University Revenue (Alvernia University Project)	4.000%	10/1/29	980	1,011
	Berks County Municipal Authority College & University Revenue (Alvernia University Project)	5.000%	10/1/39	1,180	1,251
	Berks County Municipal Authority College & University Revenue (Alvernia University Project)	5.000%	10/1/49	1,225	1,286
	Bethel Park Municipal Authority Lease Revenue	3.000%	9/1/40	1,000	1,101
	Bethel Park Municipal Authority Lease Revenue	3.000%	9/1/41	500	548
	Bethel Park Municipal Authority Lease Revenue	3.000%	9/1/44	2,000	2,173
	Bucks County IDA Health, Hospital, Nursing Home Revenue	3.000%	8/15/53	17,300	18,148
	Bucks County IDA Local or Guaranteed Housing Revenue	4.000%	3/1/25	705	753

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Bucks County IDA Local or Guaranteed Housing Revenue	5.000%	3/1/33	1,865	2,245
	Bucks County IDA Local or Guaranteed Housing Revenue	4.000%	3/1/41	2,630	2,938
	Capital Region Water Sewer Revenue	5.000%	7/15/42	4,000	4,880
	Capital Region Water Sewer Revenue	5.000%	7/15/47	12,290	14,679
	Chester County Health and Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/51	3,630	3,732
	Chester County Health and Education Facilities Authority Health, Hospital, Nursing Home Revenue (Simpson Senior Services Project)	5.250%	12/1/45	2,000	2,069
[4]	Chester County IDA (Woodlands at Graystone Project)	4.375%	3/1/28	275	282
[4]	Chester County IDA (Woodlands at Graystone Project)	5.000%	3/1/38	800	833
[4]	Chester County IDA (Woodlands at Graystone Project)	5.125%	3/1/48	1,050	1,087
[5]	Coatesville School District GO	0.000%	10/1/33	775	530
[5]	Coatesville School District GO	0.000%	10/1/37	2,050	1,157
	Commonwealth Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/34	8,250	10,346
[2]	Commonwealth Financing Authority Tobacco Settlement Funded Revenue	4.000%	6/1/39	4,625	5,386
	Cumberland County Municipal Authority Health, Hospital, Nursing Home Revenue	5.250%	1/1/41	4,000	4,070
	Cumberland County Municipal Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/45	3,000	3,248
	Cumberland County Municipal Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/49	14,295	16,751
[4]	Dauphin County General Authority College & University Revenue	6.250%	10/15/53	10,000	10,580
	Dauphin County General Authority Health, Hospital, Nursing Home Revenue (Pinnacle Health Systems Project)	5.000%	6/1/42	5,000	5,246
	Delaware County Authority College & University Revenue	5.000%	10/1/42	5,245	6,221
	Delaware Valley Regional Finance Authority Lease Revenue	2.000%	10/1/29	1,200	1,286
	Doylestown Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/41	3,500	3,913
	Doylestown Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/45	2,980	3,181
	Doylestown Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/46	2,000	2,218
	Doylestown Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/49	4,640	5,323
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	7/15/50	6,000	6,559
	East Hempfield Township IDA College & University Revenue	5.000%	7/1/39	1,625	1,651
	East Hempfield Township IDA College & University Revenue	5.000%	7/1/45	1,200	1,213
	East Hempfield Township IDA College & University Revenue	5.000%	7/1/46	3,175	3,223
	East Hempfield Township IDA Local or Guaranteed Housing Revenue	5.000%	7/1/35	1,060	1,085
	Franklin County PA IDA Health, Hospital, Nursing Home Revenue (Haven Inc. Project)	5.000%	12/1/29	195	219
	Franklin County PA IDA Health, Hospital, Nursing Home Revenue (Haven Inc. Project)	5.000%	12/1/38	1,000	1,089

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Franklin County PA IDA Health, Hospital, Nursing Home Revenue (Haven Inc. Project)	5.000%	12/1/39	385	417
Franklin County PA IDA Health, Hospital, Nursing Home Revenue (Haven Inc. Project)	5.000%	12/1/43	1,200	1,293
Franklin County PA IDA Health, Hospital, Nursing Home Revenue (Haven Inc. Project)	5.000%	12/1/49	500	535
Franklin County PA IDA Health, Hospital, Nursing Home Revenue (Haven Inc. Project)	5.000%	12/1/53	1,900	2,028
Franklin County PA IDA Health, Hospital, Nursing Home Revenue (Haven Inc. Project)	5.000%	12/1/54	1,000	1,067
Geisinger Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/50	10,500	12,269
Lackawanna County IDA College & University Revenue	4.000%	11/1/40	5,000	5,573
Lancaster County PA Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/40	1,000	1,089
Lancaster County PA Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/45	750	810
Lancaster County PA Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/46	7,000	8,477
Lancaster County PA Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/50	1,000	1,077
Lancaster County PA Hospital Authority Health, Hospital, Nursing Home Revenue (Brethren Village Project)	5.125%	7/1/37	1,500	1,626
Lancaster County PA Hospital Authority Health, Hospital, Nursing Home Revenue (Brethren Village Project)	5.250%	7/1/41	1,500	1,622
Lehigh County Authority Water Revenue	5.000%	12/1/43	2,065	2,295
Lehigh County Authority Water Revenue, Prere.	5.000%	12/1/23	2,375	2,693
Lehigh County General Purpose Authority Health, Hospital, Nursing Home Revenue	5.125%	7/1/32	2,710	2,785
Lehigh County General Purpose Authority Health, Hospital, Nursing Home Revenue	5.250%	7/1/42	4,150	4,245
Lehigh County PA Health, Hospital, Nursing Home Revenue	4.000%	7/1/33	2,940	3,344
Lehigh County PA Health, Hospital, Nursing Home Revenue	4.000%	7/1/35	10,200	11,557
Lehigh County PA Health, Hospital, Nursing Home Revenue	4.000%	7/1/49	7,500	8,697
Montgomery County Higher Education and Health Authority College & University Revenue	5.750%	4/1/40	3,530	3,891
Montgomery County Higher Education and Health Authority College & University Revenue	5.250%	11/1/42	3,640	4,067
Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/32	3,765	4,253
Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/37	2,800	3,132
Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/47	2,000	2,213
Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	4.000%	9/1/35	2,000	2,330

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	4.000%	9/1/38	1,165	1,345
Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	4.000%	9/1/39	2,545	2,932
Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	4.000%	9/1/49	8,160	9,208
Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	4.000%	9/1/51	4,750	5,347
Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	5.000%	9/1/51	1,375	1,682
Montgomery County PA IDA Health, Hospital, Nursing Home Revenue	5.250%	1/15/36	11,300	12,702
Montgomery County PA IDA Health, Hospital, Nursing Home Revenue	5.250%	1/1/40	5,000	5,272
Montgomery County PA IDA Health, Hospital, Nursing Home Revenue	5.250%	1/15/45	10,885	12,104
Montgomery County PA IDA Health, Hospital, Nursing Home Revenue	5.250%	1/15/46	1,730	1,922
Montgomery County PA IDA Health, Hospital, Nursing Home Revenue	5.000%	12/1/46	1,750	1,922
Montgomery County PA IDA Health, Hospital, Nursing Home Revenue	5.375%	1/1/50	10,120	10,634
Montgomery County PA IDA Private Schools Revenue (Haverford School Project)	3.000%	3/1/49	3,500	3,596
Montgomery County PA IDA Private Schools Revenue (Haverford School Project)	4.000%	3/1/49	1,700	1,901
Moon IDA Health, Hospital, Nursing Home Revenue	6.000%	7/1/45	1,600	1,704
Moon IDA Health, Hospital, Nursing Home Revenue	6.125%	7/1/50	15,000	16,015
Mount Lebanon Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/48	11,890	13,549
Northampton County IDA Health, Hospital, Nursing Home Revenue	5.000%	11/1/49	2,100	2,225
Northeastern Pennsylvania Hospital and Education Authority College & University Revenue (Wilkes University Project)	5.000%	3/1/37	765	819
Pennsylvania Economic Development Financing Authority Appropriations Revenue (P3 Project)	5.000%	12/31/25	225	272
Pennsylvania Economic Development Financing Authority Appropriations Revenue (P3 Project)	5.000%	6/30/26	870	1,067
Pennsylvania Economic Development Financing Authority Appropriations Revenue (P3 Project)	5.000%	12/31/28	895	1,081
Pennsylvania Economic Development Financing Authority Appropriations Revenue (P3 Project)	5.000%	12/31/29	10,000	12,010
Pennsylvania Economic Development Financing Authority Appropriations Revenue (P3 Project)	5.000%	12/31/38	8,950	10,461

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Pennsylvania Economic Development Financing Authority Appropriations Revenue (Pennsylvania Bridges Finance Co. LP Project)	5.000%	12/31/30	640	764
Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/37	10,025	11,589
Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	4/15/45	9,300	10,748
Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	4/15/50	12,935	14,852
Pennsylvania Economic Development Financing Authority Miscellaneous Revenue	5.500%	11/1/44	5,000	5,232
Pennsylvania Economic Development Financing Authority Resource Recovery Revenue (Republic Services Inc. Project) PUT	0.200%	4/15/21	12,000	12,001
Pennsylvania Economic Development Financing Authority Resource Recovery Revenue (Waste Management Inc. Project) PUT	0.700%	8/2/21	10,000	10,026
Pennsylvania Economic Development Financing Authority Resource Recovery Revenue (Waste Management Inc. Project) PUT	1.750%	5/1/24	35,000	36,569
Pennsylvania Economic Development Financing Authority Resource Recovery Revenue (Waste Management Inc. Project) PUT	2.150%	7/1/24	10,300	10,925
Pennsylvania Higher Education Assistance Agency Student Loan Revenue	2.450%	6/1/41	6,810	6,767
Pennsylvania Higher Educational Facilities Authority College & University Revenue	4.000%	2/15/43	5,000	5,738
Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.250%	9/1/50	14,140	16,046
Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/39	1,500	1,780
Pennsylvania Turnpike Commission Franchise Tax & Business License Fees Revenue	5.000%	12/1/43	5,000	6,117
Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/27	30,000	36,633
Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/30	10,010	12,306
Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/31	10,015	12,240
Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/33	9,205	10,725
Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/33	5,000	5,826
Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/35	4,000	5,004
Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/35	11,475	14,670
Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/36	5,000	5,787
Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/37	6,245	7,352
Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/38	1,280	1,593
Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/39	12,000	14,103

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/39	8,110	10,188
	Pennsylvania Turnpike Commission Highway Revenue	5.250%	12/1/39	13,045	15,202
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/40	11,225	13,298
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/40	6,400	7,498
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/40	16,415	19,209
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/41	17,050	19,913
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/41	5,000	5,986
	Pennsylvania Turnpike Commission Highway Revenue	3.000%	12/1/42	3,350	3,600
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/42	9,500	11,837
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/44	3,000	3,540
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/44	8,060	10,419
	Pennsylvania Turnpike Commission Highway Revenue	5.250%	12/1/45	3,500	4,109
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/46	10,170	11,957
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/46	10,530	12,332
	Pennsylvania Turnpike Commission Highway Revenue	5.250%	6/1/47	5,000	6,160
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/47	15,000	18,551
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/49	3,005	3,472
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/50	19,000	22,223
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/50	3,300	4,247
[3]	Pennsylvania Turnpike Commission Highway Revenue, 5.125% coupon rate effective 6/1/24	0.000%	12/1/39	8,000	8,454
	Pennsylvania Turnpike Commission Highway Revenue, Prere.	5.500%	12/1/23	4,110	4,731
	Philadelphia Authority for Industrial Development Charter School Aid Revenue	5.000%	6/15/39	1,840	1,972
	Philadelphia Authority for Industrial Development Charter School Aid Revenue	5.000%	6/15/39	1,500	1,621
[4]	Philadelphia Authority for Industrial Development Charter School Aid Revenue	5.000%	6/15/40	815	950
	Philadelphia Authority for Industrial Development Charter School Aid Revenue	5.000%	6/15/49	3,045	3,227
	Philadelphia Authority for Industrial Development Charter School Aid Revenue	5.000%	6/15/50	1,750	1,866
[4]	Philadelphia Authority for Industrial Development Charter School Aid Revenue	5.000%	6/15/50	1,500	1,724
	Philadelphia Authority for Industrial Development College & University Revenue	4.000%	11/1/35	2,000	2,361
	Philadelphia Authority for Industrial Development College & University Revenue	4.000%	11/1/36	1,625	1,912
	Philadelphia Authority for Industrial Development College & University Revenue	4.000%	11/1/37	1,585	1,860

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Philadelphia Authority for Industrial Development College & University Revenue	4.000%	11/1/38	1,265	1,480
	Philadelphia Authority for Industrial Development College & University Revenue	4.000%	11/1/45	1,000	1,148
	Philadelphia Authority for Industrial Development Government Fund/Grant Revenue	5.000%	11/1/47	2,500	2,852
	Philadelphia Authority for Industrial Development Health, Hospital, Nursing Home Revenue	5.000%	9/1/42	6,600	7,801
	Philadelphia Authority for Industrial Development Lease (Appropriation) Revenue	5.000%	12/1/27	5,000	6,017
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/26	3,545	4,222
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/27	2,000	2,374
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	10/1/30	4,235	5,165
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	10/1/32	3,360	4,091
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/33	1,000	1,180
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/34	1,000	1,178
	Philadelphia Gas Works Co. Natural Gas Revenue	4.000%	10/1/35	1,850	2,062
	Philadelphia Gas Works Co. Natural Gas Revenue	4.000%	10/1/36	1,775	1,979
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/42	6,335	7,642
[2]	Philadelphia Gas Works Co. Natural Gas Revenue	4.000%	8/1/45	1,250	1,471
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/47	9,255	11,078
	Philadelphia Hospitals & Higher Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	1,000	1,156
	Philadelphia Hospitals & Higher Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	1,000	1,153
	Philadelphia Hospitals & Higher Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.625%	7/1/36	5,850	6,195
	Philadelphia Hospitals & Higher Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.625%	7/1/42	7,930	8,371
	Philadelphia PA Airport Port, Airport & Marina Revenue	5.000%	7/1/33	2,500	3,049
	Philadelphia PA Airport Port, Airport & Marina Revenue	5.000%	7/1/34	5,680	6,911
	Philadelphia PA Airport Port, Airport & Marina Revenue	5.000%	7/1/35	7,680	9,325
	Philadelphia PA Airport Port, Airport & Marina Revenue	5.000%	7/1/37	4,000	4,833
	Philadelphia PA Airport Port, Airport & Marina Revenue	5.000%	7/1/42	7,350	8,795
	Philadelphia PA GO	5.000%	8/1/32	8,235	9,748
	Philadelphia PA GO	5.000%	8/1/33	6,545	7,741
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	7/1/40	3,640	4,128
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/40	9,000	11,879

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/42	7,975	9,786
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/49	10,010	12,692
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/52	2,500	3,023
	Philadelphia PA Water & Wastewater Water Revenue	5.250%	10/1/52	7,000	8,573
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/54	8,000	10,098
	Philadelphia School District GO	5.000%	9/1/32	1,500	1,898
	Philadelphia School District GO	5.000%	9/1/34	2,450	3,069
	Philadelphia School District GO	5.000%	9/1/36	2,200	2,737
	Philadelphia School District GO	5.000%	9/1/38	1,250	1,548
	Pittsburgh PA GO	4.000%	9/1/32	500	586
	Pittsburgh PA GO	4.000%	9/1/33	510	596
	Pocono Mountains Industrial Park Authority Health, Hospital, Nursing Home Revenue (St. Lukes Hospital-Monroe Project)	5.000%	8/15/40	8,125	9,151
	Quakertown General Authority Health, Hospital, Nursing Home Revenue	3.125%	7/1/21	8,365	8,307
[5]	Susquehanna Area Regional Airport Authority Port, Airport & Marina Revenue	4.000%	1/1/33	10,000	10,299
	Susquehanna Area Regional Airport Authority Port, Airport & Marina Revenue	5.000%	1/1/35	1,000	1,136
	Susquehanna Area Regional Airport Authority Port, Airport & Marina Revenue	5.000%	1/1/38	1,500	1,692
	Washington County Redevelopment Authority Tax Allocation Revenue	4.000%	7/1/23	705	716
	Westmoreland County PA IDA Health, Hospital, Nursing Home Revenue (Excela Health Project)	4.000%	7/1/37	250	293
[4]	Westmoreland County PA IDA Revenue	4.720%	7/1/35	35,000	38,727
					1,261,139
Puerto Rico (1.4%)
[12]	Commonwealth of Puerto Rico GO	8.000%	7/1/35	4,500	3,285
	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.250%	7/1/24	5,380	5,676
[4]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/47	34,055	40,454
[12]	Puerto Rico Electric Power Authority Electric Power & Light Revenue	5.000%	7/1/23	3,735	3,184
[12]	Puerto Rico Electric Power Authority Electric Power & Light Revenue	5.000%	7/1/28	1,000	852
[9]	Puerto Rico Highway & Transportation Authority Highway Revenue	5.250%	7/1/41	5,000	6,114
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/24	8,377	7,970
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/27	8,461	7,615
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/29	32,183	27,449
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/33	528	385
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%	7/1/40	99,488	109,963
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%	7/1/40	955	1,056
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.550%	7/1/40	196	219

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/46	5,023	1,583
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/51	4,092	936
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	5.000%	7/1/58	22,403	25,488
					242,229
Rhode Island (0.5%)
	Rhode Island Commerce Corp. Port, Airport & Marina Revenue	5.000%	7/1/41	1,000	1,115
[2]	Rhode Island Health and Educational Building Corp. Appropriations Revenue	5.000%	5/15/27	10,040	11,844
	Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	9/15/28	2,505	3,049
	Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	9/15/29	5,170	6,258
	Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	9/15/30	2,105	2,538
	Rhode Island Health and Educational Building Corp. College & University Revenue	4.000%	9/15/31	1,000	1,145
	Rhode Island Health and Educational Building Corp. College & University Revenue	4.000%	9/15/32	1,360	1,551
	Rhode Island Health and Educational Building Corp. College & University Revenue	4.000%	9/15/33	1,365	1,552
	Rhode Island Health and Educational Building Corp. College & University Revenue	4.000%	9/15/34	1,330	1,510
	Rhode Island Health and Educational Building Corp. College & University Revenue	4.000%	9/15/35	1,025	1,181
	Rhode Island Health and Educational Building Corp. College & University Revenue	4.000%	9/15/35	1,685	1,941
	Rhode Island Health and Educational Building Corp. College & University Revenue	4.000%	9/15/36	1,000	1,149
	Rhode Island Health and Educational Building Corp. College & University Revenue	4.000%	9/15/36	1,590	1,826
	Rhode Island Health and Educational Building Corp. College & University Revenue	4.000%	9/15/37	1,250	1,432
	Rhode Island Health and Educational Building Corp. College & University Revenue	4.000%	9/15/37	1,270	1,455
	Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	11/1/42	2,000	2,341
	Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	11/1/47	8,350	9,709
	Rhode Island Health and Educational Building Corp. Health, Hospital, Nursing Home Revenue	5.000%	9/1/31	4,500	5,000
	Rhode Island Health and Educational Building Corp. Health, Hospital, Nursing Home Revenue	5.000%	9/1/36	8,500	9,326
	Rhode Island Student Loan Authority Student Loan Revenue	5.000%	12/1/22	875	949
	Rhode Island Student Loan Authority Student Loan Revenue	5.000%	12/1/24	1,350	1,574
	Rhode Island Student Loan Authority Student Loan Revenue	5.000%	12/1/25	850	1,021
	Rhode Island Student Loan Authority Student Loan Revenue	3.800%	12/1/31	75	77
	Tobacco Settlement Financing Corp. RI Tobacco Settlement Funded Revenue	5.000%	6/1/29	4,530	5,260
	Tobacco Settlement Financing Corp. RI Tobacco Settlement Funded Revenue	5.000%	6/1/30	4,000	4,627
					79,430

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
South Carolina (1.8%)
	Berkley County SC	4.375%	11/1/49	1,500	1,658
	Greenwood County SC Health, Hospital, Nursing Home Revenue	4.000%	10/1/38	7,650	8,749
	Greenwood County SC Health, Hospital, Nursing Home Revenue	4.000%	10/1/39	1,500	1,713
	Lexington County Health Services District Inc. Health, Hospital, Nursing Home Revenue	5.000%	11/1/41	11,110	13,022
[1]	Patriots Energy Group Financing Agency Natural Gas Revenue PUT	4.000%	11/1/23	9,475	10,450
[9]	Piedmont Municipal Power Agency Miscellaneous Revenue	5.750%	1/1/34	10,000	10,184
	Rock Hill SC Combined Utility System Water Revenue	5.000%	1/1/32	660	848
	Rock Hill SC Combined Utility System Water Revenue	5.000%	1/1/33	1,020	1,304
	Rock Hill SC Combined Utility System Water Revenue	5.000%	1/1/35	1,130	1,436
	Rock Hill SC Combined Utility System Water Revenue	4.000%	1/1/36	1,500	1,770
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.250%	8/15/46	15,000	16,950
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.250%	7/1/47	7,500	8,738
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	4.250%	5/1/48	4,880	5,489
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue (Anmed Health Project)	5.000%	2/1/25	2,180	2,564
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue (Woodlands at Furman Project)	5.000%	11/15/42	585	626
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue (Woodlands at Furman Project)	5.000%	11/15/54	1,000	1,056
	South Carolina Ports Authority Port, Airport & Marina Revenue	5.000%	7/1/27	4,000	5,046
	South Carolina Ports Authority Port, Airport & Marina Revenue	5.000%	7/1/28	2,000	2,584
	South Carolina Ports Authority Port, Airport & Marina Revenue	5.000%	7/1/29	2,040	2,617
	South Carolina Ports Authority Port, Airport & Marina Revenue	5.000%	7/1/30	2,000	2,550
	South Carolina Ports Authority Port, Airport & Marina Revenue, Prere.	5.250%	7/1/25	1,765	2,140
	South Carolina Ports Authority Port, Airport & Marina Revenue, Prere.	5.250%	7/1/25	8,480	10,282
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/43	8,750	11,294
	South Carolina Public Service Authority Miscellaneous Revenue	5.000%	12/1/26	5,000	5,890
	South Carolina Public Service Authority Miscellaneous Revenue	5.000%	12/1/31	2,310	2,698
	South Carolina Public Service Authority Miscellaneous Revenue	5.000%	12/1/35	7,940	9,223
	South Carolina Public Service Authority Miscellaneous Revenue	5.000%	12/1/39	5,000	5,778
	South Carolina Public Service Authority Miscellaneous Revenue	5.000%	12/1/46	9,265	10,665

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/30	1,310	1,611
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/31	1,150	1,365
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/31	3,840	4,716
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/31	2,175	2,717
	South Carolina Public Service Authority Nuclear Revenue	5.500%	12/1/33	1,305	1,486
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/35	990	1,207
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/36	5,030	6,221
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/37	3,810	4,628
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/38	5,745	6,432
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/38	415	465
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/38	50	57
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/38	11,125	13,490
	South Carolina Public Service Authority Nuclear Revenue	5.125%	12/1/43	545	611
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/48	7,160	7,992
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/49	12,120	13,715
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/50	10,550	12,318
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/55	13,600	15,847
	South Carolina Public Service Authority Nuclear Revenue	5.250%	12/1/55	5,195	6,211
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/56	9,705	11,791
	South Carolina Public Service Authority Water Revenue (Santee Cooper Project)	5.000%	12/1/36	11,630	12,053
	South Carolina Public Service Authority Water Revenue, Prere.	5.000%	12/1/21	3,755	3,906
	South Carolina Public Service Authority Water Revenue, Prere.	5.000%	6/1/22	11,150	11,867
	South Carolina Public Service Authority Water Revenue, Prere.	5.000%	6/1/22	1,355	1,442
	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	5.000%	4/15/32	3,680	3,845
[2]	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	4.000%	4/15/45	2,500	2,905
					306,222
South Dakota (0.3%)
	Rapid City SD Sales Tax Revenue	4.000%	12/1/48	7,500	8,420
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/37	10,000	10,672
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/40	10,000	12,082

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/44	5,000	5,668
South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	9/1/50	7,025	8,081
South Dakota State Building Authority Lease (Appropriation) Revenue, Prere.	5.000%	6/1/23	4,000	4,452
				49,375
Tennessee (1.2%)
Blount County Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue (Asbury Inc. Project)	5.000%	1/1/31	3,400	2,993
Blount County Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue (Asbury Inc. Project)	5.000%	1/1/37	2,900	2,315
Blount County Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue (Asbury Inc. Project)	5.000%	1/1/47	3,485	2,545
Chattanooga Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	8/1/31	2,000	2,579
Chattanooga Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	8/1/33	1,390	1,775
Chattanooga Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	4.000%	8/1/36	1,000	1,170
Chattanooga Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	4.000%	8/1/37	3,040	3,545
Chattanooga Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	4.000%	8/1/38	1,000	1,163
Chattanooga Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	8/1/44	1,000	1,237
Chattanooga Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	8/1/49	12,385	15,180
Chattanooga Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue, Prere.	5.250%	1/1/23	6,500	7,117
Chattanooga-Hamilton County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/39	7,600	8,348
Chattanooga-Hamilton County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/44	10,280	11,220
Knox County Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	4/1/36	2,000	2,341
Knox County Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	4.000%	11/15/48	5,000	5,666
Memphis-Shelby County Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/24	3,750	4,291
Memphis-Shelby County Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/25	2,000	2,366
Metropolitan Government of Nashville & Davidson County Health & Educational Facilities Board College & University Revenue	5.000%	10/1/34	450	532

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Metropolitan Government of Nashville & Davidson County Health & Educational Facilities Board College & University Revenue	5.000%	10/1/39	900	1,048
	Metropolitan Government of Nashville & Davidson County Health & Educational Facilities Board College & University Revenue	5.000%	10/1/48	1,800	2,058
	Metropolitan Government of Nashville & Davidson County Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue	5.000%	7/1/40	4,000	4,711
	Metropolitan Government of Nashville & Davidson County Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue	5.000%	7/1/46	5,000	5,826
	Metropolitan Government of Nashville & Davidson County Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue	4.000%	11/1/55	5,000	5,107
	Metropolitan Government of Nashville & Davidson County Industrial Development Board Resource Recovery Revenue (Waste Management Inc. Tennessee Project) PUT	2.850%	3/1/21	3,000	3,040
	Metropolitan Nashville Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/29	4,000	5,235
	Metropolitan Nashville Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/30	3,500	4,658
	Metropolitan Nashville Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/31	2,910	3,848
	Metropolitan Nashville Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/32	2,195	2,885
	Metropolitan Nashville Airport Authority Port, Airport & Marina Revenue	4.000%	7/1/54	5,250	6,098
	Metropolitan Nashville Airport Authority Port, Airport & Marina Revenue	4.000%	7/1/54	5,000	5,707
[1]	Tennergy Corp. TN Natural Gas Revenue PUT	5.000%	7/1/24	27,030	31,429
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.000%	2/1/22	1,010	1,056
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.000%	2/1/23	2,190	2,383
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.250%	9/1/23	1,665	1,867
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.000%	2/1/24	5,875	6,621
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.250%	9/1/26	3,745	4,627
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.000%	2/1/27	16,480	20,101
	Tennessee Energy Acquisition Corp. Natural Gas Revenue PUT	4.000%	2/1/23	4,225	4,546
	Tennessee Energy Acquisition Corp. Natural Gas Revenue PUT	4.000%	8/1/25	11,020	12,708
	Tennessee Housing Development Agency Local or Guaranteed Housing Revenue	4.000%	7/1/39	980	1,032
	Tennessee Housing Development Agency Local or Guaranteed Housing Revenue (Homeownership Program)	4.500%	1/1/38	160	165
					213,139
Texas (5.8%)
	Austin Convention Enterprises Inc. Economic Development Revenue	5.000%	1/1/28	1,200	1,338

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Austin Convention Enterprises Inc. Economic Development Revenue	5.000%	1/1/29	1,175	1,301
Austin Convention Enterprises Inc. Economic Development Revenue	5.000%	1/1/30	1,025	1,127
Austin Convention Enterprises Inc. Economic Development Revenue	5.000%	1/1/31	1,200	1,313
Austin TX Airport System Port, Airport & Marina Revenue	5.000%	11/15/25	1,000	1,206
Austin TX Airport System Port, Airport & Marina Revenue	5.000%	11/15/26	1,200	1,487
Austin TX Airport System Port, Airport & Marina Revenue	5.000%	11/15/27	1,750	2,216
Austin TX Airport System Port, Airport & Marina Revenue	5.000%	11/15/28	2,255	2,909
Austin TX Airport System Port, Airport & Marina Revenue	5.000%	11/15/31	1,035	1,253
Austin TX Airport System Port, Airport & Marina Revenue	5.000%	11/15/31	1,000	1,291
Austin TX Airport System Port, Airport & Marina Revenue	5.000%	11/15/33	1,155	1,389
Austin TX Airport System Port, Airport & Marina Revenue	5.000%	11/15/39	5,890	6,665
Brownsville TX Utilities System Multiple Utility Revenue, Prere.	4.000%	9/1/23	10,000	10,978
Central Texas Regional Mobility Authority Highway Revenue	0.000%	1/1/32	4,090	3,268
Central Texas Regional Mobility Authority Highway Revenue	0.000%	1/1/33	3,000	2,323
Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/33	1,300	1,513
Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/34	1,350	1,567
Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/35	1,650	1,937
Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/36	1,375	1,611
Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/41	6,000	6,573
Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/45	2,650	3,028
Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/45	1,000	1,139
Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/45	6,750	8,472
Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/46	7,015	8,079
Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/50	4,205	4,780
Central Texas Regional Mobility Authority Highway Revenue, Prere.	5.000%	1/1/23	780	852
Central Texas Regional Mobility Authority Highway Revenue, Prere.	5.000%	1/1/23	6,590	7,198
Central Texas Turnpike System Highway Revenue	5.000%	8/15/33	6,280	7,147
Central Texas Turnpike System Highway Revenue	5.000%	8/15/34	31,925	36,287
Central Texas Turnpike System Highway Revenue	5.000%	8/15/37	17,935	20,289
Clifton Higher Education Finance Corp. Charter School Aid Revenue	6.000%	8/15/38	6,500	7,591

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Clifton Higher Education Finance Corp. Charter School Aid Revenue	6.125%	8/15/48	19,300	22,417
[18]	Dallas Area Rapid Transit Sales Tax Revenue	5.000%	12/1/41	8,200	9,795
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue, Prere.	5.000%	11/1/21	10,000	10,357
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue, Prere.	5.000%	11/1/21	17,455	18,077
	Dallas TX Waterworks & Sewer System Water Revenue	4.000%	10/1/33	5,065	6,191
	Dallas TX Waterworks & Sewer System Water Revenue	4.000%	10/1/34	4,175	5,094
[3]	Grand Parkway Transportation Corp. Highway Revenue, 5.450% coupon rate effective 10/1/23	0.000%	10/1/34	19,625	23,119
	Grand Parkway Transportation Corp. Highway Revenue, Prere.	5.250%	10/1/23	8,000	9,084
	Harris County Cultural Education Facilities Finance Corp. Recreational Revenue	5.000%	6/1/38	2,500	2,584
	Harris County TX Highway Revenue	5.000%	8/15/34	1,685	2,069
	Harris County TX Highway Revenue	5.000%	8/15/35	5,015	6,142
	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	5.000%	11/15/31	500	546
	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	5.000%	11/15/32	500	545
	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	5.000%	11/15/34	1,100	1,195
	Hays County TX	7.000%	9/15/45	4,500	4,699
[4]	Hays County TX	4.000%	9/15/50	1,000	1,059
	Houston TX Airport System Industrial Revenue	4.750%	7/1/24	7,500	7,854
	Houston TX Airport System Industrial Revenue	5.000%	7/1/29	13,150	14,222
	Houston TX Airport System Industrial Revenue	6.500%	7/15/30	4,000	4,140
	Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/33	1,220	1,580
	Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/34	1,000	1,292
	Houston TX Airport System Port, Airport & Marina Revenue	4.000%	7/1/35	1,500	1,778
	Houston TX Airport System Port, Airport & Marina Revenue	4.000%	7/1/36	2,130	2,516
	Houston TX Airport System Port, Airport & Marina Revenue	4.000%	7/1/37	3,375	3,972
	Houston TX Airport System Port, Airport & Marina Revenue, Prere.	5.000%	7/1/22	900	958
	Irving TX Hotel Occupancy Tax Revenue	5.000%	8/15/43	1,500	1,648
	Kaufman County TX GO	4.000%	2/15/45	1,750	2,044
	Lower Colorado River Authority Electric Power & Light Revenue	5.000%	5/15/38	3,115	4,128
	Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/45	2,510	3,172
	Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/45	5,000	6,437
	Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/50	3,250	4,084
	Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/50	5,000	6,396
	Lower Colorado River Authority Lease Revenue	5.000%	5/15/28	1,420	1,737
	Lower Colorado River Authority Lease Revenue	5.000%	5/15/29	1,055	1,286
	Lower Colorado River Authority Lease Revenue	5.000%	5/15/30	1,385	1,680
	Lower Colorado River Authority Lease Revenue	5.000%	5/15/44	5,050	6,119
	Lower Colorado River Authority Lease Revenue	5.000%	5/15/45	9,500	10,959

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Matagorda County Navigation District No. 1 Industrial Revenue PUT	0.900%	9/1/23	4,500	4,538
	Mesquite Health Facilities Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	2/15/24	245	242
	Mesquite Health Facilities Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	2/15/30	1,000	849
	Mesquite Health Facilities Development Corp. Health, Hospital, Nursing Home Revenue	5.125%	2/15/30	1,250	1,180
	Mesquite Health Facilities Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	2/15/36	500	444
	Mesquite Health Facilities Development Corp. Health, Hospital, Nursing Home Revenue	5.125%	2/15/42	2,750	2,420
	Mission Economic Development Corp. Resource Recovery Revenue PUT	0.300%	2/1/21	15,500	15,500
	Montgomery County Toll Road Authority Highway Revenue	5.000%	9/15/43	2,000	2,260
	Montgomery County Toll Road Authority Highway Revenue	5.000%	9/15/48	3,675	4,135
[4]	New Hope Cultural Education Facilities Finance Corp. Charter School Aid Revenue	6.000%	8/15/37	8,440	9,219
[4]	New Hope Cultural Education Facilities Finance Corp. Charter School Aid Revenue	6.000%	8/15/47	5,990	6,506
[4]	New Hope Cultural Education Facilities Finance Corp. Charter School Aid Revenue (Cumberland Academy Project)	5.000%	8/15/40	2,500	2,678
[4]	New Hope Cultural Education Facilities Finance Corp. Charter School Aid Revenue (Cumberland Academy Project)	5.000%	8/15/50	7,500	7,968
[4]	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	10.000%	12/1/25	5,000	5,094
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/15/31	850	914
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	8/15/35	3,000	3,504
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	8/15/36	3,750	4,368
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/15/36	1,550	1,651
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	8/15/37	2,500	2,905
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/15/46	6,600	6,951
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.500%	11/15/46	2,500	2,249
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.250%	10/1/49	2,000	2,109
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.500%	11/15/52	2,150	1,888
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.250%	10/1/55	6,175	6,529

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Legacy at Willow Bend Project)	5.000%	11/1/36	4,605	5,005
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Legacy at Willow Bend Project)	5.000%	11/1/46	3,000	3,232
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Legacy at Willow Bend Project)	5.000%	11/1/51	4,750	5,111
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Legacy Midtown Park Project)	5.500%	7/1/54	12,520	13,210
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Morningside Ministries Project)	6.500%	1/1/43	4,370	4,601
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Wesleyan Homes Inc. Project)	5.000%	1/1/50	590	612
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Wesleyan Homes Inc. Project)	5.000%	1/1/55	2,200	2,275
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Westminster Manor Project)	5.000%	11/1/31	1,000	1,138
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Westminster Manor Project)	5.000%	11/1/40	1,000	1,109
	New Hope Cultural Education Facilities Finance Corp. Local or Guaranteed Housing Revenue	5.000%	7/1/35	4,200	3,486
	New Hope Cultural Education Facilities Finance Corp. Local or Guaranteed Housing Revenue	5.000%	7/1/47	15,500	12,865
	New Hope Cultural Education Facilities Finance Corp. Local or Guaranteed Housing Revenue, Prere.	5.000%	4/1/25	1,500	1,774
	New Hope Cultural Education Facilities Finance Corp. Local or Guaranteed Housing Revenue, Prere.	5.000%	4/1/25	4,000	4,732
	North East Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/41	5,860	6,696
	North East Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/41	990	1,126
	North East Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/46	7,700	8,736
	North East Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/46	4,150	4,687
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/30	10,000	11,712
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/35	4,845	6,837
	North Texas Tollway Authority Highway Revenue	4.000%	1/1/36	10,000	11,868
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/48	35,700	42,170
	North Texas Tollway Authority Highway Revenue, Prere.	5.000%	1/1/22	8,000	8,354
[9]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/30	1,000	894
	Pearland Independent School District GO	5.250%	2/15/32	10,000	12,354
[4]	Port Beaumont Navigation District Port, Airport & Marina Revenue	3.625%	1/1/35	2,720	2,823
[4]	Port Beaumont Navigation District Port, Airport & Marina Revenue	4.000%	1/1/50	3,875	4,027

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Red River Education Finance Corp College & University Revenue (St. Edward's University Project)	5.000%	6/1/29	300	345
	Red River Education Finance Corp College & University Revenue (St. Edward's University Project)	5.000%	6/1/46	4,735	5,247
	SA Energy Acquisition Public Facility Corp. Natural Gas Revenue	5.500%	8/1/24	7,790	9,095
	SA Energy Acquisition Public Facility Corp. Natural Gas Revenue	5.500%	8/1/25	1,000	1,212
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/47	4,755	5,806
[1,4]	San Francisco CA City & County Local or Guaranteed Housing Revenue TOB VRDO	0.620%	2/4/21	8,995	8,995
	San Marcos TX	5.625%	9/1/50	1,000	1,095
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/43	5,925	7,366
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Air Force Villages Project)	5.000%	5/15/37	6,000	6,453
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Buckner Senior Living Ventana Project)	6.750%	11/15/47	2,500	2,802
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Buckner Senior Living Ventana Project)	6.750%	11/15/52	3,500	3,913
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/21	2,610	2,752
[7]	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/21	935	971
[7]	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/22	260	282
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/23	1,170	1,293
[7]	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/23	325	366
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/24	1,645	1,817
[7]	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/24	300	350
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/25	16,500	18,214
[7]	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/25	1,000	1,204
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/26	3,050	3,363
[7]	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/26	760	939
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/27	3,650	4,019
[7]	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/27	950	1,202
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/28	2,970	3,263
[7]	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/28	3,545	4,576
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/29	4,355	4,775

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[7]	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/29	4,180	5,490
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/30	440	482
[7]	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/30	2,690	3,592
[7]	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/31	6,925	9,398
[7]	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/32	4,000	5,501
	Texas Municipal Gas Acquisition and Supply Corp. I Natural Gas Revenue	5.250%	12/15/24	7,500	8,848
	Texas Municipal Gas Acquisition and Supply Corp. I Natural Gas Revenue	5.250%	12/15/26	7,155	9,006
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/30	1,655	2,057
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/31	1,700	2,095
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/31	2,895	3,558
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/32	1,795	2,184
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/32	1,700	2,062
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/33	1,500	1,812
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/33	1,250	1,507
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/34	1,305	1,567
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/34	2,000	2,399
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/35	1,000	1,199
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/35	1,000	1,198
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/37	1,000	1,187
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/37	3,000	3,551
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/38	2,500	2,953
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	7.000%	12/31/38	13,635	15,714
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	5.000%	12/31/40	9,540	10,954
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	6.750%	6/30/43	24,790	28,378
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	5.000%	12/31/45	5,000	5,695
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	5.000%	12/31/50	6,000	6,810
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue (Segment 3C Project)	5.000%	6/30/58	55,000	66,905
	Texas Transportation Commission Highway Revenue	0.000%	8/1/34	1,300	863
	Texas Transportation Commission Highway Revenue	0.000%	8/1/35	1,200	755
	Texas Transportation Commission Highway Revenue	0.000%	8/1/36	1,000	597

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Texas Transportation Commission Highway Revenue	5.000%	8/1/57	13,000	15,255
	Texas Water Development Board Water Revenue	4.000%	10/15/33	5,085	6,140
	University of Houston College & University Revenue	5.000%	2/15/37	7,205	8,570
[5]	West Travis County Public Utility Agency Water Revenue	4.000%	8/15/35	1,600	1,848
[5]	West Travis County Public Utility Agency Water Revenue	4.000%	8/15/37	1,500	1,722
[5]	West Travis County Public Utility Agency Water Revenue	4.000%	8/15/41	2,750	3,127
[5]	West Travis County Public Utility Agency Water Revenue	4.000%	8/15/45	1,700	1,910
					995,241
Utah (0.2%)
	Utah County UT Health, Hospital, Nursing Home Revenue	5.000%	5/15/41	16,500	19,722
	Utah Transit Authority Sales Tax Revenue	4.000%	12/15/29	1,315	1,500
	Utah Transit Authority Sales Tax Revenue	4.000%	12/15/30	4,500	5,103
	Utah Transit Authority Sales Tax Revenue	4.000%	12/15/31	4,050	4,579
[5]	Utah Transit Authority Sales Tax Revenue	5.000%	12/15/40	5,130	6,399
					37,303
Vermont (0.2%)
	University of Vermont and State Agricultural College Miscellaneous Revenue	5.000%	10/1/35	1,350	1,935
	University of Vermont and State Agricultural College Miscellaneous Revenue	5.000%	10/1/36	1,375	1,996
	Vermont Educational & Health Buildings Financing Agency College & University Revenue (Champlain College Project)	5.000%	10/15/41	6,800	7,317
	Vermont Educational & Health Buildings Financing Agency College & University Revenue (Champlain College Project)	5.000%	10/15/46	5,800	6,188
	Vermont Educational & Health Buildings Financing Agency Health, Hospital, Nursing Home Revenue (University of Vermont Medical Center Project)	5.000%	12/1/37	1,500	1,777
	Vermont Educational & Health Buildings Financing Agency Health, Hospital, Nursing Home Revenue (University of Vermont Medical Center Project)	5.000%	12/1/38	1,785	2,111
	Vermont Educational & Health Buildings Financing Agency Health, Hospital, Nursing Home Revenue (University of Vermont Medical Center Project)	5.000%	12/1/39	1,130	1,335
	Vermont Housing Finance Agency Local or Guaranteed Housing Revenue, Prere.	4.125%	11/1/21	20	21
	Vermont Student Assistance Corp. Student Loan Revenue	5.000%	6/15/25	1,010	1,188
	Vermont Student Assistance Corp. Student Loan Revenue	5.000%	6/15/26	1,375	1,655
	Vermont Student Assistance Corp. Student Loan Revenue	5.000%	6/15/27	900	1,069
	Vermont Student Assistance Corp. Student Loan Revenue	5.000%	6/15/28	1,325	1,555
	Vermont Student Assistance Corp. Student Loan Revenue	5.000%	6/15/29	1,000	1,246
	Vermont Student Assistance Corp. Student Loan Revenue	5.000%	6/15/30	800	1,004

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Vermont Student Assistance Corp. Student Loan Revenue	4.000%	6/15/31	950	1,026
	Vermont Student Assistance Corp. Student Loan Revenue	4.000%	6/15/32	955	1,028
	Vermont Student Assistance Corp. Student Loan Revenue	3.375%	6/15/36	4,555	4,738
					37,189
Virgin Islands (0.1%)
	Virgin Islands Port Authority Port, Airport & Marina Revenue	5.000%	9/1/21	250	250
	Virgin Islands Port Authority Port, Airport & Marina Revenue	5.000%	9/1/29	3,500	3,407
	Virgin Islands Port Authority Port, Airport & Marina Revenue	5.000%	9/1/33	4,695	4,459
	Virgin Islands Port Authority Port, Airport & Marina Revenue	5.000%	9/1/44	5,410	5,154
[4]	Virgin Islands Public Finance Authority Government Fund/Grant Revenue	5.000%	9/1/30	5,000	5,609
[4]	Virgin Islands Public Finance Authority Government Fund/Grant Revenue	5.000%	9/1/33	3,000	3,333
					22,212
Virginia (1.2%)
	Alexandria Redevelopment & Housing Authority Local or Guaranteed Housing Revenue, ETM	8.250%	4/1/32	370	512
	Chesapeake Bay Bridge & Tunnel District Highway Revenue	5.000%	7/1/51	13,500	15,479
[3]	Chesapeake VA Chesapeake Expressway Toll Road Highway Revenue, 4.875% coupon rate effective 7/15/23	0.000%	7/15/40	7,800	8,213
	Chesterfield County Economic Development Authority Health, Hospital, Nursing Home Revenue	5.125%	1/1/43	4,750	4,786
	Fredericksburg Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	6/15/29	1,425	1,607
	Fredericksburg Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	6/15/30	2,000	2,250
	Fredericksburg Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	6/15/31	1,155	1,297
	Fredericksburg Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	6/15/33	1,000	1,118
	Hanover County Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/42	5,550	5,615
	Hanover County Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/48	1,435	1,495
	Hanover County Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/51	1,690	1,758
	Lexington IDA Health, Hospital, Nursing Home Revenue	4.000%	1/1/31	750	793
	Newport News Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/31	5,000	5,722
[4]	Newport News IDA Revenue	5.330%	7/1/45	17,000	18,884

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Peninsula Town Center Community Development Authority	5.000%	9/1/45	2,300	2,490
[4]	Virginia College Building Authority College & University Revenue (Marymount University Project)	5.250%	7/1/30	1,000	1,086
[4]	Virginia College Building Authority College & University Revenue (Marymount University Project)	5.000%	7/1/35	1,295	1,376
[4]	Virginia College Building Authority College & University Revenue (Marymount University Project)	5.250%	7/1/35	2,000	2,145
[4]	Virginia College Building Authority College & University Revenue (Marymount University Project)	5.000%	7/1/45	1,755	1,843
[4]	Virginia College Building Authority College & University Revenue (Marymount University Project)	5.000%	7/1/45	8,000	8,400
	Virginia Public Building Authority Miscellaneous Revenue	5.000%	8/1/32	7,340	9,790
	Virginia Public Building Authority Miscellaneous Revenue	5.000%	8/1/33	7,715	10,251
	Virginia Small Business Financing Authority Highway Revenue	5.250%	1/1/32	12,670	13,332
	Virginia Small Business Financing Authority Highway Revenue	6.000%	1/1/37	12,310	13,121
	Virginia Small Business Financing Authority Highway Revenue	5.500%	1/1/42	13,350	13,996
	Virginia Small Business Financing Authority Highway Revenue (Transform 66-P3 Project)	5.000%	12/31/52	1,000	1,178
	Virginia Small Business Financing Authority Highway Revenue (Transform 66-P3 Project)	5.000%	12/31/56	46,075	54,110
					202,647
Washington (1.2%)
	Mason County Public Utility District No. 3 Electric Power & Light Revenue	4.000%	12/1/36	1,225	1,484
	Mason County Public Utility District No. 3 Electric Power & Light Revenue	4.000%	12/1/38	1,515	1,822
	Port of Seattle WA Port, Airport & Marina Revenue	5.000%	4/1/26	4,165	5,007
	Port of Seattle WA Port, Airport & Marina Revenue	5.000%	5/1/26	900	1,084
	Port of Seattle WA Port, Airport & Marina Revenue	5.000%	4/1/27	6,835	8,401
	Port of Seattle WA Port, Airport & Marina Revenue	5.000%	5/1/29	4,000	4,922
	Port of Seattle WA Port, Airport & Marina Revenue	5.000%	5/1/30	9,215	11,278
	Port of Seattle WA Port, Airport & Marina Revenue	5.000%	5/1/31	8,000	9,758
	Port of Seattle WA Port, Airport & Marina Revenue	5.000%	4/1/33	2,500	2,817
	Port of Seattle WA Port, Airport & Marina Revenue	5.000%	5/1/33	5,500	6,659
	Port of Seattle WA Port, Airport & Marina Revenue	5.000%	5/1/34	2,500	3,019
	Port of Seattle WA Port, Airport & Marina Revenue	5.000%	4/1/35	6,150	6,914
	Port of Seattle WA Port, Airport & Marina Revenue	5.000%	5/1/35	10,000	11,955
	Port of Seattle WA Port, Airport & Marina Revenue	5.000%	5/1/35	3,680	4,436

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Port of Seattle WA Port, Airport & Marina Revenue	5.000%	4/1/40	5,000	5,587
	Port of Tacoma WA Port, Airport & Marina Revenue	5.000%	12/1/37	8,835	10,494
	Port of Tacoma WA Port, Airport & Marina Revenue	5.000%	12/1/38	9,275	10,999
	Snohomish County School District No. 4 Lake Stevens GO	4.000%	12/1/29	1,785	2,085
	Tobacco Settlement Authority Tobacco Settlement Funded Revenue	5.250%	6/1/31	2,710	2,717
[4]	Washington Economic Development Finance Authority Industrial Revenue	5.625%	12/1/40	5,000	5,430
[7]	Washington GO	5.000%	6/1/40	5,000	6,617
[7]	Washington GO	5.000%	6/1/41	4,000	5,273
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/38	5,510	6,342
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/39	4,500	5,081
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/55	4,000	5,089
	Washington Higher Education Facilities Authority College & University Revenue (Seattle Pacific University Project)	5.000%	10/1/42	3,975	4,771
	Washington Higher Education Facilities Authority College & University Revenue (Seattle Pacific University Project)	5.000%	10/1/45	3,815	4,544
	Washington Higher Education Facilities Authority College & University Revenue (Seattle University Project)	4.000%	5/1/37	4,735	5,325
	Washington Higher Education Facilities Authority College & University Revenue (Whitworth University Project)	5.000%	10/1/40	4,040	4,471
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	5.000%	7/1/58	2,500	2,964
[4]	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue	6.750%	7/1/35	820	894
[4]	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue	5.000%	1/1/36	2,125	2,292
[4]	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue	7.000%	7/1/45	2,000	2,170
[4]	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue	5.000%	1/1/46	4,500	4,794
[4]	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue	5.000%	1/1/51	7,300	7,763
[4]	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue	5.000%	1/1/55	9,020	9,360
[4]	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue (Transforming Age Project)	5.000%	1/1/55	1,000	1,085
[4]	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue (Wesley Homes Lea Hill Project)	5.000%	7/1/31	1,910	2,038
[4]	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue (Wesley Homes Lea Hill Project)	5.000%	7/1/36	1,100	1,154

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue (Wesley Homes Lea Hill Project)	5.000%	7/1/41	1,100	1,143
[4]	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue (Wesley Homes Lea Hill Project)	5.000%	7/1/46	2,500	2,584
[4]	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue (Wesley Homes Lea Hill Project)	5.000%	7/1/51	5,800	5,980
					208,602
West Virginia (0.3%)
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/44	2,000	2,297
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	4.125%	1/1/47	4,980	5,471
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/47	6,985	8,309
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/51	7,500	8,475
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/52	7,500	9,061
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.375%	6/1/23	5,130	5,742
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.500%	6/1/23	5,000	5,611
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	1/1/24	2,250	2,563
	West Virginia Parkways Authority Highway Revenue	5.000%	6/1/39	1,135	1,431
	West Virginia Parkways Authority Highway Revenue	5.000%	6/1/43	5,435	6,785
	West Virginia State School Building Authority Lottery Revenue	3.000%	7/1/33	1,540	1,702
					57,447
Wisconsin (2.0%)
	Middleton-Cross Plains WI Area School District GO	4.000%	3/1/31	4,480	5,288
	Middleton-Cross Plains WI Area School District GO	4.000%	3/1/32	4,880	5,727
	Platteville Redevelopment Authority College & University Revenue	5.000%	7/1/42	3,000	3,058
[4]	Public Finance Authority Charter School Aid Revenue	4.000%	6/15/29	650	682
[4]	Public Finance Authority Charter School Aid Revenue	5.000%	6/15/37	3,060	3,177
[4]	Public Finance Authority Charter School Aid Revenue	5.000%	6/15/39	500	536
[4]	Public Finance Authority Charter School Aid Revenue	5.000%	6/15/39	820	877
[4]	Public Finance Authority Charter School Aid Revenue	5.000%	7/1/40	750	820
[4]	Public Finance Authority Charter School Aid Revenue	5.125%	6/15/47	3,260	3,365
[4]	Public Finance Authority Charter School Aid Revenue	5.000%	6/15/49	1,100	1,166
[4]	Public Finance Authority Charter School Aid Revenue	5.000%	6/15/49	1,560	1,650

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Public Finance Authority Charter School Aid Revenue	5.000%	6/15/54	1,815	1,915
[4]	Public Finance Authority Charter School Aid Revenue	5.000%	7/1/55	2,000	2,150
[4]	Public Finance Authority Charter School Aid Revenue (Eno River Academy Project)	5.000%	6/15/54	1,375	1,532
	Public Finance Authority College & University Revenue	5.250%	10/1/43	3,100	3,438
	Public Finance Authority College & University Revenue	5.250%	10/1/48	5,225	5,760
	Public Finance Authority College & University Revenue (Gannon University Project)	5.000%	5/1/42	1,100	1,222
	Public Finance Authority College & University Revenue (Gannon University Project)	5.000%	5/1/47	1,100	1,216
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/31	3,000	3,506
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/32	4,745	5,531
[4]	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/37	625	686
[4]	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.250%	5/15/37	1,000	1,080
[4]	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/38	4,050	4,221
[4]	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/39	770	810
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/41	2,000	2,431
[4]	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.250%	5/15/42	1,230	1,322
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/44	23,235	28,327
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/44	1,750	1,999
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/45	12,880	15,038
[4]	Public Finance Authority Health, Hospital, Nursing Home Revenue	8.250%	6/1/46	16,250	16,832
[4]	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.250%	5/15/47	1,225	1,311
[4]	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/49	1,455	1,507
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/49	2,000	2,236
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/49	1,400	1,594
[4]	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/52	1,800	1,936
[4]	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.250%	5/15/52	2,300	2,458
[4]	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/54	1,365	1,409
[4]	Public Finance Authority Health, Hospital, Nursing Home Revenue (Bancroft Neurohealth Project)	5.000%	6/1/22	1,425	1,476
[4]	Public Finance Authority Health, Hospital, Nursing Home Revenue (Bancroft Neurohealth Project)	5.000%	6/1/23	1,000	1,060
[4]	Public Finance Authority Health, Hospital, Nursing Home Revenue (Bancroft Neurohealth Project)	5.000%	6/1/36	1,500	1,648

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Public Finance Authority Health, Hospital, Nursing Home Revenue (Bancroft Neurohealth Project)	5.125%	6/1/48	5,000	5,450
	Public Finance Authority Industrial Revenue	4.000%	8/1/35	7,000	7,065
[4]	Public Finance Authority Lease (Appropriation) Revenue	6.250%	8/1/27	5,000	4,989
	Public Finance Authority Local or Guaranteed Housing Revenue	5.250%	7/1/47	3,250	3,488
	Public Finance Authority Port, Airport & Marina Revenue	5.000%	7/1/22	3,275	3,400
[4]	Public Finance Authority Port, Airport & Marina Revenue	5.000%	10/1/23	3,500	3,613
	Public Finance Authority Port, Airport & Marina Revenue	5.250%	7/1/28	12,000	12,612
	Public Finance Authority Port, Airport & Marina Revenue	5.250%	7/1/28	3,050	3,206
[4]	Public Finance Authority Port, Airport & Marina Revenue	7.125%	6/1/41	28,700	30,500
	Public Finance Authority Port, Airport & Marina Revenue	5.000%	7/1/42	6,825	7,122
	Public Finance Authority Port, Airport & Marina Revenue	5.000%	7/1/42	4,500	4,694
	Wisconsin Health & Educational Facilities Authority College & University Revenue	5.000%	10/1/46	20,425	23,932
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/15/34	9,300	10,619
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/36	4,715	5,521
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/37	1,110	1,200
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/37	2,095	2,447
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/39	20,000	22,545
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/39	1,950	2,104
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/41	955	1,024
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/44	1,900	2,204
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/15/44	3,155	3,545
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/46	2,000	2,125
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.250%	8/1/48	10,000	10,287
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/49	3,100	3,571

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	12/15/49	15,000	17,289
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/50	3,750	4,464
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/54	3,500	3,685
					344,698
Wyoming (0.0%)
[7]	Laramie County WY Health, Hospital, Nursing Home Revenue	4.000%	5/1/37	50	61
[7]	Laramie County WY Health, Hospital, Nursing Home Revenue	4.000%	5/1/38	55	67
[7]	Laramie County WY Health, Hospital, Nursing Home Revenue	3.000%	5/1/42	840	911
					1,039
Total Tax-Exempt Municipal Bonds (Cost $15,287,552)					16,515,731

		Coupon	Shares	Market Value ($000)
Temporary Cash Investments (5.1%)
Money Market Fund (5.1%)
[19]	Vanguard Municipal Cash Management Fund (Cost $889,630)	0.034%	8,895,385	889,716
Total Investments (100.6%) (Cost $16,177,182)				17,405,447
Other Assets and Liabilities—Net (-0.6%)				(110,384)
Net Assets (100%)				17,295,063
Cost is in $000.
1	Scheduled principal and interest payments are guaranteed by bank letter of credit.
2	Scheduled principal and interest payments are guaranteed by Assured Guaranty Municipal Corp.
3	Step bond.
4	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2021, the aggregate value was $1,320,974,000, representing 7.6% of net assets.
5	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
6	Scheduled principal and interest payments are guaranteed by Ambac Assurance Corp.
7	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of January 31, 2021.
8	Variable rate security; rate shown is effective rate at period end. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
9	Scheduled principal and interest payments are guaranteed by Assured Guaranty Corp.
10	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
11	Scheduled principal and interest payments are guaranteed by XL Capital Assurance Inc.
12	Non-income-producing security—security in default.
13	Scheduled principal and interest payments are guaranteed by Municipal Bond Insurance Association.
14	Scheduled principal and interest payments are guaranteed by Federal Housing Authority.
15	Scheduled principal and interest payments are guaranteed by Michigan School Bond Loan Fund.
16	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
17	Scheduled principal and interest payments are guaranteed by Municipal Bond Insurance Association.
18	Securities with a value of $1,830,000 have been segregated as initial margin for open futures contracts.
19	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
BAN—Bond Anticipation Note.
COP—Certificate of Participation.
ETM—Escrowed to Maturity.
GO—General Obligation Bond.
IDA—Industrial Development Authority Bond.
PILOT—Payments in Lieu of Taxes.
Prere.—Prerefunded.
PUT—Put Option Obligation.
RAN—Revenue Anticipation Note.
SIFMA—Securities Industry and Financial Markets Association.
TOB—Tender Option Bond.
VRDO—Variable Rate Demand Obligation.
VRDP—Variable Rate Demand Preferred.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
5-Year U.S. Treasury Note	March 2021	1,920	241,680	3
Short Futures Contracts
Ultra Long U.S. Treasury Bond	March 2021	(264)	(54,046)	2,684
				2,687
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Municipal Cash Management Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.
B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund’s investments and derivatives as of January 31, 2021, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Tax-Exempt Municipal Bonds	—	16,515,731	—	16,515,731
Temporary Cash Investments	889,716	—	—	889,716
Total	889,716	16,515,731	—	17,405,447
Derivative Financial Instruments
Assets
Futures Contracts[1]	283	—	—	283
1	Represents variation margin on the last day of the reporting period.